UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2014

1.810669.110

BSO-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	189,700	$ 6,381,508
INTERNET SOFTWARE & SERVICES - 10.1%
Internet Software & Services - 10.1%
Cornerstone OnDemand, Inc. (a)	151,100	4,800,447
Cvent, Inc. (a)(d)	128,800	3,467,296
Endurance International Group Holdings, Inc. (a)(d)	2,621,932	43,576,510
Marketo, Inc. (a)(d)	106,300	3,397,348
Perficient, Inc. (a)	365,500	6,326,805
Q2 Holdings, Inc. (a)(d)	189,700	3,526,523
Web.com Group, Inc. (a)	1,125,608	19,101,568
Wix.com Ltd. (a)(d)	188,817	4,042,572
Xoom Corp. (a)(d)	219,301	3,072,407
		91,311,476
IT SERVICES - 84.4%
Data Processing & Outsourced Services - 57.9%
Alliance Data Systems Corp. (a)	85,148	24,341,259
Automatic Data Processing, Inc.	2,000	171,280
Broadridge Financial Solutions, Inc.	7,800	353,262
Cardtronics, Inc. (a)	61,100	2,392,676
Cass Information Systems, Inc.	3,052	138,958
Computer Sciences Corp.	209,500	13,278,110
Convergys Corp.	85,100	1,774,335
CoreLogic, Inc. (a)	553,000	18,370,660
CSG Systems International, Inc.	100,070	2,513,758
DST Systems, Inc.	41,600	4,128,800
Euronet Worldwide, Inc. (a)	111,200	6,457,384
EVERTEC, Inc.	73,400	1,617,736
ExlService Holdings, Inc. (a)	869,570	24,374,047
Fidelity National Information Services, Inc.	691,800	42,331,242
Fiserv, Inc. (a)	135,400	9,679,746
FleetCor Technologies, Inc. (a)	99,100	15,052,299
Global Cash Access Holdings, Inc. (a)	1,487,700	10,562,670
Global Payments, Inc.	116,700	10,078,212
Heartland Payment Systems, Inc.	95,800	5,223,016
Higher One Holdings, Inc. (a)	1,164,900	4,158,693
Jack Henry & Associates, Inc.	1,600	98,336
MasterCard, Inc. Class A	1,023,500	89,341,315
Maximus, Inc.	83,100	4,353,609
MoneyGram International, Inc. (a)	547,900	4,722,898
Neustar, Inc. Class A (a)(d)	213,076	5,806,321
Paychex, Inc.	3,500	165,935
Sykes Enterprises, Inc. (a)	37,200	861,924
Syntel, Inc. (a)	178,200	7,929,900
Teletech Holdings, Inc. (a)	2,000	46,740
The Western Union Co.	10,000	185,800

	Shares	Value
Total System Services, Inc.	203,700	$ 6,720,063
Vantiv, Inc. (a)	490,000	16,532,600
VeriFone Systems, Inc. (a)	280,700	10,009,762
Visa, Inc. Class A	555,912	143,530,919
WEX, Inc. (a)	137,700	15,571,116
WNS Holdings Ltd. sponsored ADR (a)	495,329	10,119,571
Xerox Corp.	723,000	10,093,080
		523,088,032
IT Consulting & Other Services - 26.5%
Accenture PLC Class A	386,600	33,375,178
Acxiom Corp. (a)	298,400	5,678,552
Atos Origin SA	41,894	2,976,078
Booz Allen Hamilton Holding Corp. Class A	577,600	15,716,496
CACI International, Inc. Class A (a)	5,900	526,221
Cap Gemini SA	2,500	183,191
Ciber, Inc. (a)	1,048,800	3,177,864
Cognizant Technology Solutions Corp. Class A (a)	1,186,032	64,033,868
Computer Task Group, Inc.	7,800	72,696
EPAM Systems, Inc. (a)	270,300	13,793,409
Forrester Research, Inc.	10,300	409,013
Gartner, Inc. Class A (a)	55,500	4,744,140
IBM Corp.	298,150	48,350,986
iGATE Corp. (a)	316,592	11,698,074
Leidos Holdings, Inc.	14,725	595,037
Luxoft Holding, Inc. (a)	223,150	8,809,962
Sapient Corp. (a)	322,300	7,960,810
Science Applications International Corp.	17,000	860,710
ServiceSource International, Inc. (a)	277,300	1,128,611
Teradata Corp. (a)	3,500	157,990
Unisys Corp. (a)	230,590	6,161,365
Virtusa Corp. (a)	231,298	9,268,111
		239,678,362
TOTAL IT SERVICES		762,766,394
PROFESSIONAL SERVICES - 1.7%
Research & Consulting Services - 1.7%
ICF International, Inc. (a)	397,811	15,427,111
SOFTWARE - 1.4%
Application Software - 0.9%
CDK Global, Inc.	66	2,513
Globant SA (a)	319,100	4,403,580
Interactive Intelligence Group, Inc. (a)	81,900	3,704,337
Workday, Inc. Class A (a)	1,400	121,870
		8,232,300
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 0.5%
CommVault Systems, Inc. (a)	34	$ 1,608
Fleetmatics Group PLC (a)	126,032	4,435,066
		4,436,674
TOTAL SOFTWARE		12,668,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Electronics for Imaging, Inc. (a)	237,800	10,570,210
Nimble Storage, Inc. (d)	87,500	2,307,375
		12,877,585
TOTAL COMMON STOCKS (Cost $633,406,246)		901,433,048
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,532,154	$ 2,532,154
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,459,718	34,459,718
TOTAL MONEY MARKET FUNDS (Cost $36,991,872)		36,991,872
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $670,398,118)		938,424,920
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(34,790,475)
NET ASSETS - 100%		$ 903,634,445
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,540
Fidelity Securities Lending Cash Central Fund	797,645
Total	$ 799,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $677,900,647. Net unrealized appreciation aggregated $260,524,273, of which $290,424,231 related to appreciated investment securities and $29,899,958 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

November 30, 2014

1.810704.110

ENV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Energy Efficiency - 45.0%
Buildings Energy Efficiency - 6.3%
A.O. Smith Corp.	55,100	$ 2,971,543
Aspen Aerogels, Inc.	50,962	371,513
Johnson Controls, Inc.	6,500	325,000
Lennox International, Inc.	22,700	2,126,309
TOTAL BUILDINGS ENERGY EFFICIENCY		5,794,365
Diversified Energy Efficiency - 13.1%
Honeywell International, Inc.	99,900	9,897,093
Linear Technology Corp.	42,000	1,933,260
TOTAL DIVERSIFIED ENERGY EFFICIENCY		11,830,353
Industrial Energy Efficiency - 14.6%
Emerson Electric Co.	66,000	4,207,500
EnerSys	47,100	2,860,383
Praxair, Inc.	7,100	911,498
Rockwell Automation, Inc.	36,100	4,166,301
Rogers Corp. (a)	14,200	1,005,644
TOTAL INDUSTRIAL ENERGY EFFICIENCY		13,151,326
Transport Energy Efficiency - 11.0%
BorgWarner, Inc.	31,500	1,781,640
Delphi Automotive PLC	72,000	5,252,400
Innospec, Inc.	68,200	2,923,052
TOTAL TRANSPORT ENERGY EFFICIENCY		9,957,092
TOTAL ENERGY EFFICIENCY		40,733,136
Environmental Support Services - 11.6%
Diversified Energy Efficiency - 5.4%
Parker Hannifin Corp.	37,700	4,864,431
Diversified Environmental - 6.2%
3M Co.	33,800	5,411,042
Dover Corp.	2,300	177,077
TOTAL DIVERSIFIED ENVIRONMENTAL		5,588,119
TOTAL ENVIRONMENTAL SUPPORT SERVICES		10,452,550
Food Agriculture & Forestry - 6.5%
Logistics, Food Safety and Packaging - 0.5%
Bunge Ltd.	4,800	435,696

	Shares	Value
Sustainable and Efficient Agriculture - 6.0%
Deere & Co.	62,500	$ 5,413,750
TOTAL FOOD AGRICULTURE & FORESTRY		5,849,446
Pollution Control - 10.7%
Environmental Testing and Gas Sensing - 0.9%
Thermo Fisher Scientific, Inc.	6,000	775,740
Pollution Control Solutions - 9.8%
Cummins, Inc.	36,500	5,315,130
Tenneco, Inc. (a)	64,700	3,516,445
TOTAL POLLUTION CONTROL SOLUTIONS		8,831,575
TOTAL POLLUTION CONTROL		9,607,315
Renewable & Alternative Energy - 7.1%
Renewable Energy Developers and Independent Power Producers (IPPs) - 7.1%
Enel SpA	179,444	865,743
Energias de Portugal SA	183,639	753,313
Fortum Corp.	31,500	790,424
Iberdrola SA	431,920	3,193,424
IDACORP, Inc.	5,800	360,238
Portland General Electric Co.	12,300	453,501
TOTAL RENEWABLE & ALTERNATIVE ENERGY		6,416,643
Waste Management & Technologies - 1.1%
Recycling and Value Added Waste Processing - 1.1%
Copart, Inc. (a)	26,900	977,546
Water Infrastructure & Technologies - 15.1%
Diversified Water Infrastructure and Technology - 2.1%
Danaher Corp.	22,900	1,913,524
Water Infrastructure - 7.6%
Crane Co.	4,000	236,120
Roper Industries, Inc.	17,900	2,824,978
Valmont Industries, Inc. (d)	28,100	3,799,682
TOTAL WATER INFRASTRUCTURE		6,860,780
Water Treatment Equipment - 5.4%
Ashland, Inc.	38,700	4,413,735
Ecolab, Inc.	4,000	435,800
TOTAL WATER TREATMENT EQUIPMENT		4,849,535
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		13,623,839
TOTAL COMMON STOCKS (Cost $82,420,041)		87,660,475
Cash Equivalents - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,464,815	$ 2,464,815
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,695,150	3,695,150
TOTAL CASH EQUIVALENTS (Cost $6,159,965)		6,159,965
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $88,580,006)		93,820,440
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(3,482,322)
NET ASSETS - 100%		$ 90,338,118
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,982
Fidelity Securities Lending Cash Central Fund	83,854
Total	$ 85,836
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 87,660,475	$ 87,288,962	$ 371,513	$ -
Money Market Funds	6,159,965	6,159,965	-	-
Total Investments in Securities:	$ 93,820,440	$ 93,448,927	$ 371,513	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $88,701,876. Net unrealized appreciation aggregated $5,118,564, of which $5,739,641 related to appreciated investment securities and $621,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2014

1.810702.110

WIR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 18.3%
Communications Equipment - 18.3%
Alcatel-Lucent SA sponsored ADR	672,500	$ 2,387,375
Aruba Networks, Inc. (a)	39,884	746,230
Harris Corp.	22,100	1,583,907
Motorola Solutions, Inc.	112,768	7,411,113
Nokia Corp. sponsored ADR	536,000	4,416,640
QUALCOMM, Inc.	355,350	25,905,015
Ruckus Wireless, Inc. (a)	29,000	332,340
Sierra Wireless, Inc. (a)	13,300	491,641
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	434,500	5,470,355
ViaSat, Inc. (a)(d)	23,400	1,551,420
		50,296,036
DIVERSIFIED TELECOMMUNICATION SERVICES - 28.4%
Alternative Carriers - 1.3%
inContact, Inc. (a)	233,500	1,928,710
Intelsat SA (a)	53,700	945,657
Towerstream Corp. (a)	334,423	535,077
		3,409,444
Integrated Telecommunication Services - 27.1%
AT&T, Inc.	28,000	990,640
BCE, Inc.	126,900	5,960,471
BT Group PLC sponsored ADR	159,600	10,208,016
Chunghwa Telecom Co. Ltd. sponsored ADR (d)	91,500	2,753,235
Koninklijke KPN NV	425	1,413
Orange SA	442,600	7,799,682
Telecom Italia SpA (a)(d)	2,461,500	2,772,484
Telefonica SA sponsored ADR	1,311	20,976
TELUS Corp.	165,000	6,286,882
Verizon Communications, Inc.	742,697	37,573,040
		74,366,839
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		77,776,283
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Manufacturing Services - 0.3%
Neonode, Inc. (a)(d)	344,100	843,045
INTERNET SOFTWARE & SERVICES - 8.9%
Internet Software & Services - 8.9%
Endurance International Group Holdings, Inc. (a)	563,900	9,372,018
Gogo, Inc. (a)(d)	62,700	991,914
Google, Inc. Class C (a)	17,600	9,536,208
Web.com Group, Inc. (a)	266,300	4,519,111
		24,419,251

	Shares	Value
IT SERVICES - 2.7%
IT Consulting & Other Services - 2.7%
Amdocs Ltd.	28,100	$ 1,369,735
Cognizant Technology Solutions Corp. Class A (a)	111,700	6,030,683
		7,400,418
MEDIA - 1.0%
Cable & Satellite - 1.0%
Numericable Group SA (a)	69,300	2,896,210
REAL ESTATE INVESTMENT TRUSTS - 12.5%
Specialized REITs - 12.5%
American Tower Corp.	177,792	18,669,938
Crown Castle International Corp.	187,800	15,604,302
		34,274,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Semiconductors - 2.0%
RF Micro Devices, Inc. (a)(d)	381,100	5,567,871
SOFTWARE - 2.9%
Application Software - 2.9%
GameLoft SE (a)	100,662	468,129
Interactive Intelligence Group, Inc. (a)(d)	37,800	1,709,694
Synchronoss Technologies, Inc. (a)	47,536	2,035,967
Tangoe, Inc. (a)(d)	278,300	3,619,292
		7,833,082
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.3%
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,900	344,897
Samsung Electronics Co. Ltd.	5,140	5,942,063
		6,286,960
WIRELESS TELECOMMUNICATION SERVICES - 19.4%
Wireless Telecommunication Services - 19.4%
America Movil S.A.B. de CV Series L sponsored ADR	136,900	3,245,899
China Mobile Ltd. sponsored ADR	37,900	2,339,188
Drillisch AG (d)	53,800	1,974,483
Leap Wireless International, Inc. rights	16,600	41,832
NTELOS Holdings Corp. (d)	28,100	236,040
NTT DOCOMO, Inc. sponsored ADR	45,800	714,938
RingCentral, Inc. (a)	7,600	95,608
Rogers Communications, Inc. Class B (non-vtg.) (d)	100,800	4,060,208
SBA Communications Corp. Class A (a)	72,000	8,760,240
Shenandoah Telecommunications Co.	1,300	38,519
Spok Holdings, Inc.	20,000	317,200
Sprint Corp. (a)	90,233	461,993
T-Mobile U.S., Inc. (a)	233,175	6,806,378
Telephone & Data Systems, Inc.	160,014	4,089,958
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)	22,100	$ 850,629
Vodafone Group PLC sponsored ADR	524,081	19,155,161
		53,188,274
TOTAL COMMON STOCKS (Cost $225,270,455)		270,781,670
Nonconvertible Preferred Stocks - 0.0%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
Oi SA (PN) (a) (Cost $300,607)	158,800	83,910
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.11% (b)	2,640,364	2,640,364
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,100,303	21,100,303
TOTAL MONEY MARKET FUNDS (Cost $23,740,667)		23,740,667
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $249,311,729)	294,606,247
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(20,362,096)
NET ASSETS - 100%	$ 274,244,151
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,038
Fidelity Securities Lending Cash Central Fund	241,540
Total	$ 243,578
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 270,781,670	$ 260,166,259	$ 10,573,579	$ 41,832
Nonconvertible Preferred Stocks	83,910	83,910	-	-
Money Market Funds	23,740,667	23,740,667	-	-
Total Investments in Securities:	$ 294,606,247	$ 283,990,836	$ 10,573,579	$ 41,832
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $250,418,343. Net unrealized appreciation aggregated $44,187,904, of which $54,679,395 related to appreciated investment securities and $10,491,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2014

1.810665.110

AIR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
AEROSPACE & DEFENSE - 32.1%
Aerospace & Defense - 32.1%
BE Aerospace, Inc. (a)	214,200	$ 16,679,754
Bombardier, Inc. Class B (sub. vtg.)	3,311,300	12,654,465
Honeywell International, Inc.	23,200	2,298,424
Precision Castparts Corp.	146,259	34,795,016
Rockwell Collins, Inc.	110,500	9,451,065
Spirit AeroSystems Holdings, Inc. Class A (a)	397,000	17,114,670
Textron, Inc.	339,900	14,724,468
The Boeing Co.	382,000	51,325,521
TransDigm Group, Inc.	16,100	3,184,419
Triumph Group, Inc.	175,700	11,958,142
United Technologies Corp.	20,600	2,267,648
		176,453,592
AIR FREIGHT & LOGISTICS - 25.9%
Air Freight & Logistics - 25.9%
Atlas Air Worldwide Holdings, Inc. (a)	92,500	4,222,625
C.H. Robinson Worldwide, Inc.	176,000	12,978,240
Expeditors International of Washington, Inc.	304,307	14,247,654
FedEx Corp.	229,900	40,963,582
Forward Air Corp.	26,900	1,317,024
Hub Group, Inc. Class A (a)	281,978	10,608,012
Park-Ohio Holdings Corp.	87,390	4,908,696
United Parcel Service, Inc. Class B	448,400	49,288,128
UTi Worldwide, Inc. (a)	287,100	3,387,780
		141,921,741
AIRLINES - 37.1%
Airlines - 37.1%
Air Canada (a)	702,400	6,812,082
Alaska Air Group, Inc.	203,500	12,012,605
American Airlines Group, Inc.	973,900	47,263,367
Dart Group PLC	5,286	22,252
Delta Air Lines, Inc.	1,000,902	46,712,096
Hawaiian Holdings, Inc. (a)(d)	140,700	2,854,803
JetBlue Airways Corp. (a)(d)	883,300	12,922,679
Ryanair Holdings PLC sponsored ADR (a)	114,000	7,169,460
Southwest Airlines Co.	537,900	22,494,978
Spirit Airlines, Inc. (a)	139,500	11,535,255
United Continental Holdings, Inc. (a)	456,285	27,938,331
Virgin America, Inc.	8,800	331,584
WestJet Airlines Ltd.	205,700	5,810,328
		203,879,820

	Shares	Value
MACHINERY - 0.0%
Construction Machinery & Heavy Trucks - 0.0%
ASL Marine Holdings Ltd.	235,000	$ 87,394
ROAD & RAIL - 0.2%
Trucking - 0.2%
Roadrunner Transportation Systems, Inc. (a)	47,100	1,060,221
TOTAL COMMON STOCKS (Cost $401,160,473)		523,402,768
Nonconvertible Preferred Stocks - 1.9%

AEROSPACE & DEFENSE - 1.9%
Aerospace & Defense - 1.9%
Embraer SA sponsored ADR (Cost $10,339,826)	283,100	10,454,883
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	16,319,595	16,319,595
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,720,836	10,720,836
TOTAL MONEY MARKET FUNDS (Cost $27,040,431)		27,040,431
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $438,540,730)		560,898,082
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(11,527,745)
NET ASSETS - 100%		$ 549,370,337
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,022
Fidelity Securities Lending Cash Central Fund	62,334
Total	$ 70,356
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $441,662,411. Net unrealized appreciation aggregated $119,235,671, of which $123,736,804 related to appreciated investment securities and $4,501,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2014

1.810666.110

AUT-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AUTO COMPONENTS - 37.1%
Auto Parts & Equipment - 35.9%
BorgWarner, Inc.	108,400	$ 6,131,104
Continental AG	14,100	2,968,551
Delphi Automotive PLC	107,278	7,825,930
Johnson Controls, Inc.	112,670	5,633,500
Linamar Corp.	31,800	1,869,247
Magna International, Inc. Class A (sub. vtg.) (d)	58,384	6,242,122
Martinrea International, Inc.	82,500	726,265
Stoneridge, Inc. (a)	161,800	1,757,148
Tenneco, Inc. (a)	140,346	7,627,805
TRW Automotive Holdings Corp. (a)	31,900	3,298,460
Visteon Corp. (a)	70,100	6,869,800
		50,949,932
Tires & Rubber - 1.2%
Cooper Tire & Rubber Co.	50,300	1,706,679
TOTAL AUTO COMPONENTS		52,656,611
AUTOMOBILES - 49.7%
Automobile Manufacturers - 44.8%
Ford Motor Co.	1,053,361	16,569,369
General Motors Co.	122,644	4,099,989
Honda Motor Co. Ltd. sponsored ADR (d)	228,405	6,925,240
Renault SA	73,800	5,924,829
Suzuki Motor Corp.	86,800	2,742,535
Tata Motors Ltd. sponsored ADR	89,800	4,100,268
Tesla Motors, Inc. (a)(d)	19,400	4,743,688
Toyota Motor Corp. sponsored ADR (d)	149,097	18,358,313
		63,464,231
Motorcycle Manufacturers - 4.9%
Harley-Davidson, Inc.	100,100	6,974,968
TOTAL AUTOMOBILES		70,439,199
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 3.0%
KAR Auction Services, Inc.	124,400	4,310,460
DISTRIBUTORS - 2.9%
Distributors - 2.9%
LKQ Corp. (a)	141,500	4,110,575

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Research Frontiers, Inc. (a)(d)	275,970	$ 1,399,168
HOUSEHOLD DURABLES - 2.0%
Consumer Electronics - 2.0%
Harman International Industries, Inc.	25,600	2,778,368
TOTAL COMMON STOCKS (Cost $87,085,997)		135,694,381
Nonconvertible Preferred Stocks - 3.1%

AUTOMOBILES - 3.1%
Automobile Manufacturers - 3.1%
Volkswagen AG (Cost $4,081,950)	19,300	4,447,576
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 0.11% (b)	1,420,409	1,420,409
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,956,950	13,956,950
TOTAL MONEY MARKET FUNDS (Cost $15,377,359)		15,377,359
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $106,545,306)		155,519,316
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(13,666,553)
NET ASSETS - 100%		$ 141,852,763
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,329
Fidelity Securities Lending Cash Central Fund	74,845
Total	$ 76,174
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $106,891,567. Net unrealized appreciation aggregated $48,627,749, of which $50,123,175 related to appreciated investment securities and $1,495,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2014

1.810667.110

BAN-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BANKS - 83.7%
Diversified Banks - 40.5%
BanColombia SA sponsored ADR	74,300	$ 3,841,310
Bank of America Corp.	2,395,100	40,812,504
Barclays PLC	1,151,028	4,392,367
Citigroup, Inc.	596,900	32,214,693
Comerica, Inc.	366,500	17,082,565
JPMorgan Chase & Co.	521,200	31,355,392
Nordea Bank AB	253,600	3,168,066
Standard Chartered PLC (United Kingdom)	329,337	4,820,671
U.S. Bancorp	1,058,900	46,803,380
Wells Fargo & Co.	1,189,692	64,814,420
		249,305,368
Regional Banks - 43.2%
1st Source Corp.	291,000	8,881,320
Bank of the Ozarks, Inc.	230,800	8,354,960
BB&T Corp.	144,200	5,420,478
CIT Group, Inc.	417,500	20,374,000
City National Corp.	175,200	13,523,688
Commerce Bancshares, Inc.	238,657	10,219,293
Community Trust Bancorp, Inc.	201,400	7,286,652
CVB Financial Corp.	619,500	9,397,815
East West Bancorp, Inc.	360,000	13,237,200
First Citizen Bancshares, Inc.	31,500	7,988,400
First Republic Bank	324,700	16,731,791
Hanmi Financial Corp.	321,800	6,468,180
Heartland Financial U.S.A., Inc.	10,900	273,263
M&T Bank Corp. (d)	142,100	17,907,442
PacWest Bancorp	371,436	17,271,774
PNC Financial Services Group, Inc.	172,841	15,118,402
Prosperity Bancshares, Inc.	492,200	27,651,796
Regions Financial Corp.	1,981,800	19,956,726
Shinsei Bank Ltd.	1,532,000	2,877,783
SunTrust Banks, Inc.	773,900	30,406,531
SVB Financial Group (a)	17,100	1,798,065
Wilshire Bancorp, Inc.	559,200	5,357,136
		266,502,695
TOTAL BANKS		515,808,063
CAPITAL MARKETS - 2.3%
Asset Management & Custody Banks - 1.3%
The Blackstone Group LP	232,700	7,800,104
Diversified Capital Markets - 1.0%
UBS Group AG	358,400	6,447,616
TOTAL CAPITAL MARKETS		14,247,720
CONSUMER FINANCE - 3.3%
Consumer Finance - 3.3%
Capital One Financial Corp.	242,800	20,200,960

	Shares	Value
INSURANCE - 1.7%
Property & Casualty Insurance - 1.7%
First American Financial Corp.	233,300	$ 7,467,933
Hilltop Holdings, Inc. (a)	150,100	3,059,038
		10,526,971
IT SERVICES - 1.5%
Data Processing & Outsourced Services - 1.5%
EVERTEC, Inc.	278,000	6,127,120
Total System Services, Inc.	92,600	3,054,874
		9,181,994
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Mortgage REITs - 0.4%
Altisource Residential Corp. Class B	115,155	2,335,343
THRIFTS & MORTGAGE FINANCE - 4.3%
Thrifts & Mortgage Finance - 4.3%
BofI Holding, Inc. (a)	83,000	6,550,360
Dime Community Bancshares, Inc.	351,700	5,328,255
Meridian Bancorp, Inc. (a)	571,165	6,259,968
TFS Financial Corp.	557,400	8,455,758
		26,594,341
TOTAL COMMON STOCKS (Cost $498,987,076)		598,895,392
Nonconvertible Preferred Stocks - 0.4%

BANKS - 0.4%
Diversified Banks - 0.4%
Banco ABC Brasil SA (Cost $2,532,537)	492,400	2,699,419
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	14,537,819	14,537,819
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,079,205	16,079,205
TOTAL MONEY MARKET FUNDS (Cost $30,617,024)		30,617,024
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $532,136,637)	632,211,835
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(15,723,945)
NET ASSETS - 100%	$ 616,487,890
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,863
Fidelity Securities Lending Cash Central Fund	60,026
Total	$ 67,889
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 598,895,392	$ 594,503,025	$ 4,392,367	$ -
Nonconvertible Preferred Stocks	2,699,419	2,699,419	-	-
Money Market Funds	30,617,024	30,617,024	-	-
Total Investments in Securities:	$ 632,211,835	$ 627,819,468	$ 4,392,367	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $533,572,520. Net unrealized appreciation aggregated $98,639,315, of which $107,445,400 related to appreciated investment securities and $8,806,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2014

1.810668.110

BIO-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 91.6%
Biotechnology - 91.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,456,364	$ 133,111,593
Acceleron Pharma, Inc. (a)(d)(e)	3,068,473	118,872,644
Achillion Pharmaceuticals, Inc. (a)(d)(e)	5,848,600	75,271,482
Acorda Therapeutics, Inc. (a)(d)(e)	3,741,353	136,372,317
Actelion Ltd.	298,851	35,537,366
Adamas Pharmaceuticals, Inc. (e)	1,530,349	22,480,827
ADMA Biologics, Inc. (a)	372,800	4,611,536
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	2,618,718	55,176,388
Agenus, Inc. (a)	150,089	444,263
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	8,839
Agios Pharmaceuticals, Inc. (a)	175,090	17,650,823
Akebia Therapeutics, Inc. (a)(d)	625,323	7,553,902
Alder Biopharmaceuticals, Inc. (d)	307,469	5,017,894
Aldeyra Therapeutics, Inc. (d)(e)	556,516	3,923,438
Alexion Pharmaceuticals, Inc. (a)	2,438,569	475,277,098
Alkermes PLC (a)	2,251,411	123,872,633
Alnylam Pharmaceuticals, Inc. (a)	1,672,245	168,144,235
AMAG Pharmaceuticals, Inc. (a)	950,909	35,373,815
Amgen, Inc.	73,569	12,161,691
Anacor Pharmaceuticals, Inc. (a)(d)	918,103	31,656,191
Applied Genetic Technologies Corp. (d)(e)	1,124,588	22,705,432
Ardelyx, Inc. (d)(e)	1,382,232	37,002,351
ARIAD Pharmaceuticals, Inc. (a)(d)	5,543,251	39,412,515
Array BioPharma, Inc. (a)	2,704,296	10,898,313
Arrowhead Research Corp. (a)(d)	1,630,194	9,487,729
Asterias Biotherapeutics, Inc. (a)(d)	653,913	2,550,261
Atara Biotherapeutics, Inc. (e)	1,198,133	32,349,591
Auspex Pharmaceuticals, Inc.	978,545	23,710,145
Avalanche Biotechnologies, Inc.	537,368	19,098,596
Avalanche Biotechnologies, Inc. (a)	170,189	6,720,764
BioCryst Pharmaceuticals, Inc. (a)	965,000	10,431,650
Biogen Idec, Inc. (a)	326,311	100,402,632
BioMarin Pharmaceutical, Inc. (a)	2,719,765	244,017,316
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	10
BioTime, Inc. warrants 10/1/18 (a)(d)	30,113	31,318
Bluebird Bio, Inc. (a)	196,319	8,094,232
Calithera Biosciences, Inc. (e)	1,378,700	14,710,729
Cara Therapeutics, Inc.	676,853	6,254,122
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	212,672
warrants 5/30/17 (a)	282,100	479,770
Celgene Corp. (a)	4,958,551	563,737,663
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	953
Celldex Therapeutics, Inc. (a)(d)	3,024,456	61,335,968
Cepheid, Inc. (a)(d)	589,900	32,491,692
Cerulean Pharma, Inc. (e)	1,901,400	9,602,070
Chimerix, Inc. (a)	959,474	33,811,864
Clovis Oncology, Inc. (a)(d)	728,269	34,651,039

	Shares	Value
Coherus BioSciences, Inc.	382,300	$ 5,248,979
CTI BioPharma Corp. (a)(d)	2,928,123	6,412,589
Cubist Pharmaceuticals, Inc. (a)	1,275,519	96,697,095
Cytokinetics, Inc. (a)	1,063,466	4,966,386
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	497,511
Dicerna Pharmaceuticals, Inc.	293,221	3,465,872
Dyax Corp. (a)	6,674,338	93,707,706
Eleven Biotherapeutics, Inc. (d)	752,060	8,558,443
Emergent BioSolutions, Inc. (a)	336,186	8,357,584
Enanta Pharmaceuticals, Inc. (a)(d)	923,566	43,352,188
Epizyme, Inc. (a)(d)(e)	3,358,275	76,770,167
Esperion Therapeutics, Inc. (a)(d)(e)	1,114,710	35,258,277
Exact Sciences Corp. (a)(d)	2,258,602	56,058,502
Exelixis, Inc. (a)(d)	1,849,687	3,070,480
Fate Therapeutics, Inc. (a)(e)	1,381,284	5,179,815
Fibrocell Science, Inc. (a)(d)(e)	3,326,640	8,981,928
FibroGen, Inc.	300,700	6,810,855
Forward Pharma A/S sponsored ADR	119,800	2,388,812
Foundation Medicine, Inc. (a)(d)	901,500	21,293,430
Genmab A/S (a)	1,763,839	87,164,663
Genocea Biosciences, Inc. (d)	609,781	5,530,714
Genomic Health, Inc. (a)	516,228	17,169,743
Geron Corp. (a)(d)(e)	15,693,826	57,753,280
Gilead Sciences, Inc. (a)	9,966,721	999,861,443
Halozyme Therapeutics, Inc. (a)(d)	2,796,723	24,555,228
Hyperion Therapeutics, Inc. (a)(d)(e)	1,999,059	40,960,719
Ignyta, Inc. (a)(e)	1,191,909	8,116,900
Immune Design Corp. (a)(d)(e)	860,111	27,360,131
ImmunoGen, Inc. (a)(d)	1,586,457	16,324,643
Immunomedics, Inc. (a)(d)	4,378,682	18,083,957
Incyte Corp. (a)	2,634,125	199,008,144
Infinity Pharmaceuticals, Inc. (a)	2,169,133	32,558,686
Insys Therapeutics, Inc. (a)(d)	869,478	33,674,883
Intercept Pharmaceuticals, Inc. (a)(d)(e)	1,162,568	167,095,899
Intrexon Corp. (a)(d)	721,453	19,140,148
Ironwood Pharmaceuticals, Inc. Class A (a)	4,692,810	64,948,490
Isis Pharmaceuticals, Inc. (a)(d)	2,384,987	123,518,477
KaloBios Pharmaceuticals, Inc. (a)(d)	1,410,964	2,539,735
Karyopharm Therapeutics, Inc. (d)(e)	2,977,328	124,690,497
Keryx Biopharmaceuticals, Inc. (a)(d)	2,866,968	45,584,791
Kite Pharma, Inc. (d)	835,120	35,058,338
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,304,079	49,881,022
La Jolla Pharmaceutical Co. (a)(e)	916,697	10,202,838
Lexicon Pharmaceuticals, Inc. (a)(d)	30,744,023	31,358,903
Ligand Pharmaceuticals, Inc. Class B (a)(d)	853,643	45,968,676
Lion Biotechnologies, Inc. (a)(d)	1,501,382	9,233,499
Macrogenics, Inc. (a)(e)	2,523,785	71,322,164
MannKind Corp. (a)(d)	8,063,306	49,589,332
Medivation, Inc. (a)	2,549,127	295,418,328
Merrimack Pharmaceuticals, Inc. (a)	422,049	3,865,969
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
MiMedx Group, Inc. (a)(d)	1,006,364	$ 11,130,386
Minerva Neurosciences, Inc. (e)	1,271,400	5,924,724
Mirati Therapeutics, Inc. (a)	112,822	1,672,022
Momenta Pharmaceuticals, Inc. (a)	1,062,677	12,465,201
Myriad Genetics, Inc. (a)(d)	1,189,343	39,878,671
Neurocrine Biosciences, Inc. (a)	3,582,851	71,406,220
NewLink Genetics Corp. (a)(d)(e)	1,656,147	64,689,102
Novavax, Inc. (a)(d)(e)	14,411,821	76,959,124
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	2,173
NPS Pharmaceuticals, Inc. (a)	2,457,213	81,530,327
OncoMed Pharmaceuticals, Inc. (a)(d)	731,932	16,124,462
Ophthotech Corp. (a)(d)(e)	2,952,235	127,388,940
Opko Health, Inc. (a)(d)	2,721,309	22,804,569
Oragenics, Inc. (a)(e)	2,545,258	2,367,090
Orexigen Therapeutics, Inc. (a)(d)(e)	9,154,009	53,001,712
Organovo Holdings, Inc. (a)(d)	1,111,017	7,010,517
Osiris Therapeutics, Inc. (a)(d)(e)	1,866,995	24,550,984
OvaScience, Inc. (a)	790,857	19,977,048
Paratek Pharmaceuticals, Inc. (e)	1,336,118	21,981,813
Pharmacyclics, Inc. (a)(d)	1,073,523	149,638,371
PolyMedix, Inc. warrants 4/10/16 (a)	2,961,167	30
Portola Pharmaceuticals, Inc. (a)(e)	2,467,141	69,376,005
Progenics Pharmaceuticals, Inc. (a)(d)(e)	4,448,736	30,963,203
ProQR Therapeutics BV (a)(e)	61,100	926,887
ProQR Therapeutics BV (e)	1,449,285	19,787,088
Proteon Therapeutics, Inc.	712,500	7,495,500
Prothena Corp. PLC (a)	600,335	14,552,120
PTC Therapeutics, Inc. (a)(d)	1,545,576	69,164,526
Puma Biotechnology, Inc. (a)	1,150,625	261,214,888
Radius Health, Inc. (a)(d)	1,356,404	33,503,179
Raptor Pharmaceutical Corp. (a)(d)	2,853,057	27,446,408
Receptos, Inc. (a)(e)	2,237,240	302,698,572
Regeneron Pharmaceuticals, Inc. (a)	1,114,585	463,789,964
Regulus Therapeutics, Inc. (a)(d)	1,898,341	35,574,910
Repligen Corp. (a)(e)	1,779,661	40,700,847
Rigel Pharmaceuticals, Inc. (a)	3,913,851	8,375,641
Sage Therapeutics, Inc. (a)(e)	1,243,683	49,175,226
Sage Therapeutics, Inc. (e)	172,110	6,124,706
Sangamo Biosciences, Inc. (a)(d)(e)	3,442,107	41,580,653
Sarepta Therapeutics, Inc. (a)(d)	1,096,532	18,575,252
Seattle Genetics, Inc. (a)(d)	1,983,060	72,262,706
Sophiris Bio, Inc. (a)(e)	1,277,815	3,028,422
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	3,903,900	28,147,119
Stemline Therapeutics, Inc. (a)(d)(e)	1,243,399	18,501,777
Sunesis Pharmaceuticals, Inc. (a)(d)(e)	4,253,594	9,953,410
Synageva BioPharma Corp. (a)(d)	1,037,994	84,285,113
Synergy Pharmaceuticals, Inc. (a)(d)	1,522,672	4,537,563
Synta Pharmaceuticals Corp. (a)(d)	3,254,017	10,315,234
TESARO, Inc. (a)(d)	1,072,115	36,998,689

	Shares	Value
TG Therapeutics, Inc. (a)(d)	411,180	$ 6,134,806
Threshold Pharmaceuticals, Inc. (a)	366,950	1,064,155
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	538,017
Tokai Pharmaceuticals, Inc. (d)	484,000	7,100,280
Ultragenyx Pharmaceutical, Inc. (d)(e)	1,801,751	78,538,326
uniQure B.V.	644,496	9,699,665
United Therapeutics Corp. (a)	995,809	132,014,399
Verastem, Inc. (a)(d)(e)	1,343,833	12,497,647
Versartis, Inc. (a)(e)	1,945,555	35,058,901
Vertex Pharmaceuticals, Inc. (a)	4,835,194	569,972,669
Vical, Inc. (a)(e)	5,921,845	6,454,811
Vitae Pharmaceuticals, Inc. (e)	1,428,800	29,076,080
Vital Therapies, Inc. (d)(e)	1,489,600	30,849,616
Xencor, Inc.	1,252,746	14,043,283
Xenon Pharmaceuticals, Inc. (e)	522,785	6,900,762
Xenon Pharmaceuticals, Inc. (e)	285,920	3,396,730
XOMA Corp. (a)	4,689,019	26,680,518
Zafgen, Inc. (e)	1,446,976	34,163,103
Zafgen, Inc. (e)	823,725	17,503,333
		9,592,583,426
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	3
Ocular Therapeutix, Inc.	131,559	2,225,978
		2,225,981
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Genfit (a)(d)	195,869	9,705,599
Transgenomic, Inc. (a)	236,500	532,125
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	2,001
		10,239,725
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	262,005
PHARMACEUTICALS - 7.6%
Pharmaceuticals - 7.6%
AcelRx Pharmaceuticals, Inc. (a)(d)	610,629	4,066,789
Achaogen, Inc. (a)(e)	901,382	8,310,742
Adimab LLC unit (f)(g)	1,181,435	16,800,006
Aradigm Corp. (a)	159,954	1,199,656
Auris Medical Holding AG (a)	1,405,000	6,266,300
AVANIR Pharmaceuticals, Inc. Class A (a)(e)	10,581,952	157,882,724
Dermira, Inc. (e)	1,056,500	18,224,625
Dermira, Inc. (e)	875,705	13,595,320
Egalet Corp. (d)(e)	1,161,226	6,990,581
GW Pharmaceuticals PLC ADR (a)	108,583	8,407,582
Horizon Pharma PLC (a)(d)	5,259,946	67,222,110
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Horizon Pharma PLC warrants 9/25/17 (a)	759,050	$ 6,552,689
Intra-Cellular Therapies, Inc. (a)(d)(e)	1,536,950	22,085,972
Jazz Pharmaceuticals PLC (a)	1,036,908	183,626,038
Nektar Therapeutics (a)	1,198,594	19,980,562
NeurogesX, Inc. (a)(e)	2,550,000	17,085
Pacira Pharmaceuticals, Inc. (a)	957,533	89,941,075
Parnell Pharmaceuticals Holdings Ltd. (e)	692,482	2,977,673
Relypsa, Inc.	114,895	2,859,737
Repros Therapeutics, Inc. (a)(e)	2,310,945	19,781,689
Tetraphase Pharmaceuticals, Inc. (a)	1,284,643	33,914,575
TherapeuticsMD, Inc. (a)(d)	4,433,062	17,022,958
Theravance, Inc. (d)	1,336,806	20,225,875
Zogenix, Inc. (a)(d)(e)	9,804,706	11,177,365
Zogenix, Inc. warrants 7/27/17 (a)	498,465	27,480
ZS Pharma, Inc. (d)(e)	1,202,575	51,662,622
		790,819,830
TOTAL COMMON STOCKS (Cost $6,144,641,838)		10,396,130,967
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Juno Therapeutics, Inc. Series B, 8.00% (g)	4,635,811	25,033,379
Seres Health, Inc. 8.00% (g)	1,292,035	15,715,280
		40,748,659
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (a)(g)	3,455,296	8,738,444
Kolltan Pharmaceuticals, Inc. Series D (g)	10,639,609	10,639,609
Syros Pharmaceuticals, Inc. Series B, 6.00% (g)	860,442	2,707,037
		22,085,090
TOTAL CONVERTIBLE PREFERRED STOCKS		62,833,749
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (g)	207,494	4,425,847

	Shares	Value
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(g)	3,661,108	$ 59,749
Equilibrate Worldwide Therapeutics Series D (a)(g)	3,661,108	147,067
Neuropathic Worldwide Therapeutics Series D (a)(g)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (a)(g)	3,661,108	45,947
Orchestrate U.S. Therapeutics, Inc. Series D (a)(g)	3,661,108	64,326
Orchestrate Worldwide Therapeutics Series D (a)(g)	3,661,108	114,886
		459,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,885,390
TOTAL PREFERRED STOCKS (Cost $55,341,524)		67,719,139
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.11% (b)	32,629,816	32,629,816
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,161,547,033	1,161,547,033
TOTAL MONEY MARKET FUNDS (Cost $1,194,176,849)		1,194,176,849
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $7,394,160,211)		11,658,026,955
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(1,184,507,358)
NET ASSETS - 100%		$ 10,473,519,597
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,519,144 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
Equilibrate Asia Therapeutics Series D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Adimab LLC unit	9/17/14	$ 16,800,006
Juno Therapeutics, Inc. Series B, 8.00%	8/1/14	$ 12,655,764
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$ 4,425,847
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
Seres Health, Inc. 8.00%	11/24/14	$ 15,715,280
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 2,707,037
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,282
Fidelity Securities Lending Cash Central Fund	18,912,241
Total	$ 18,929,523
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$ 101,569,144	$ 31,579,605	$ -	$ -	$ 118,872,644
Achaogen, Inc.	-	13,240,330	-	-	8,310,742
Achillion Pharmaceuticals, Inc.	-	49,906,561	4,281,716	-	75,271,482
Acorda Therapeutics, Inc.	84,899,094	55,203,527	6,391,224	-	136,372,317
Adamas Pharmaceuticals, Inc.	-	24,559,988	-	-	22,480,827
Aegerion Pharmaceuticals, Inc.	119,020,586	14,798,857	-	-	55,176,388
Aldeyra Therapeutics, Inc.	-	4,434,130	-	-	3,923,438
Applied Genetic Technologies Corp.	-	19,319,015	480,459	-	22,705,432
Ardelyx, Inc.	-	20,211,679	-	-	37,002,351
Arrowhead Research Corp.	60,456,164	8,029,578	13,992,829	-	-
Atara Biotherapeutics, Inc.	-	13,140,699	-	-	32,349,591
AVANIR Pharmaceuticals, Inc. Class A	43,921,334	9,253,698	2,658,660	-	157,882,724
Calithera Biosciences, Inc.	-	13,747,673	-	-	14,710,729
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cara Therapeutics, Inc.	$ 11,534,736	$ 12,547,839	$ 5,980,927	$ -	$ -
Cerulean Pharma, Inc.	-	13,309,800	-	-	9,602,070
Dermira, Inc.	-	16,526,224	-	-	18,224,625
Dermira, Inc.	-	8,431,291	-	-	13,595,320
Dyax Corp.	98,099,858	-	29,779,408	-	-
Egalet Corp.	8,980,686	3,556,984	-	-	6,990,581
Enanta Pharmaceuticals, Inc.	36,812,959	-	2,538,445	-	-
Epizyme, Inc.	91,633,035	8,166,865	-	-	76,770,167
Esperion Therapeutics, Inc.	1,218,996	29,229,776	75,775	-	35,258,277
Fate Therapeutics, Inc.	7,348,431	-	-	-	5,179,815
Fibrocell Science, Inc.	18,928,582	-	-	-	8,981,928
Geron Corp.	73,457,551	509,309	-	-	57,753,280
Horizon Pharma PLC	41,923,973	17,357,747	3,188,559	-	-
Horizon Pharma PLC warrants 2/28/17	2,561,134	-	960,105	-	-
Horizon Pharma PLC warrants 9/25/17	5,935,680	-	-	-	-
Hyperion Therapeutics, Inc.	61,970,829	-	-	-	40,960,719
Ignyta, Inc.	388,430	11,417,597	625,202	-	8,116,900
Immune Design Corp.	-	11,343,216	3,563	-	27,360,131
Intercept Pharmaceuticals, Inc.	540,040,254	-	70,454,324	-	167,095,899
InterMune, Inc.	136,623,843	24,540,674	385,864,998	-	-
Intra-Cellular Therapies, Inc.	24,944,699	-	-	-	22,085,972
Karyopharm Therapeutics, Inc.	82,515,075	35,739,578	-	-	124,690,497
KYTHERA Biopharmaceuticals, Inc.	65,164,828	-	-	-	49,881,022
La Jolla Pharmaceutical Co.	-	9,649,404	-	-	10,202,838
Ligand Pharmaceuticals, Inc. Class B	104,415,820	-	31,597,867	-	-
Macrogenics, Inc.	41,015,800	33,267,941	2,040,259	-	71,322,164
Minerva Neurosciences, Inc.	-	7,628,400	-	-	5,924,724
NeurogesX, Inc.	31,318	-	2,792	-	17,085
NewLink Genetics Corp.	79,204,057	-	2,733,987	-	64,689,102
Novavax, Inc.	99,795,974	-	4,444,107	-	76,959,124
Ophthotech Corp.	63,936,838	48,944,875	4,087,185	-	127,388,940
Oragenics, Inc.	9,785,179	-	163,396	-	2,367,090
Orexigen Therapeutics, Inc.	41,880,880	19,873,214	2,366,478	-	53,001,712
Osiris Therapeutics, Inc.	30,846,851	-	1,954,322	-	24,550,984
Paratek Pharmaceuticals, Inc.	-	15,400,000	-	-	21,981,813
Parnell Pharmaceuticals Holdings Ltd.	-	6,851,583	-	-	2,977,673
PolyMedix, Inc.	3,003	-	2,021	-	-
PolyMedix, Inc. warrants 4/10/16	30	-	-	-	-
Portola Pharmaceuticals, Inc.	36,635,902	28,673,560	2,413,256	-	69,376,005
Progenics Pharmaceuticals, Inc.	17,989,120	4,186,127	1,023,011	-	30,963,203
ProQR Therapeutics BV	-	794,300	-	-	926,887
ProQR Therapeutics BV	-	10,327,611	-	-	19,787,088
PTC Therapeutics, Inc.	48,825,764	2,679,528	2,207,891	-	-
Raptor Pharmaceutical Corp.	48,866,529	-	1,843,301	-	-
Receptos, Inc.	61,607,768	94,341,905	15,895,203	-	302,698,572
Repligen Corp.	-	37,157,461	-	-	40,700,847
Repros Therapeutics, Inc.	15,172,755	22,945,586	884,223	-	19,781,689
Sage Therapeutics, Inc.	-	35,068,247	-	-	49,175,226
Sage Therapeutics, Inc.	-	2,295,726	-	-	6,124,706
Sangamo Biosciences, Inc.	83,390,908	44,465,905	42,742,248	-	41,580,653
Sophiris Bio, Inc.	5,264,210	-	38,074	-	3,028,422
Spectrum Pharmaceuticals, Inc.	35,269,565	-	2,179,746	-	28,147,119
Stemline Therapeutics, Inc.	32,154,298	-	-	-	18,501,777
Sunesis Pharmaceuticals, Inc.	18,502,204	6,370,409	1,359,282	-	9,953,410
Ultragenyx Pharmaceutical, Inc.	-	96,145,507	-	-	78,538,326
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Verastem, Inc.	$ 19,439,084	$ -	$ 1,007,250	$ -	$ 12,497,647
Versartis, Inc.	-	36,722,798	-	-	35,058,901
Vical, Inc.	9,739,012	-	560,601	-	6,454,811
Vitae Pharmaceuticals, Inc.	-	11,435,178	-	-	29,076,080
Vital Therapies, Inc.	-	20,185,750	-	-	30,849,616
Xenon Pharmaceuticals, Inc.	-	4,705,065	-	-	6,900,762
Xenon Pharmaceuticals, Inc.	-	-	-	-	3,396,730
Zafgen, Inc.	-	25,951,636	-	-	34,163,103
Zafgen, Inc.	-	-	-	-	17,503,333
Zogenix, Inc.	42,650,471	-	-	-	11,177,365
Zogenix, Inc. warrants 7/27/17	433,839	-	-	-	-
ZS Pharma, Inc.	-	30,704,402	-	-	51,662,622
Total	$ 2,666,807,080	$ 1,126,874,358	$ 648,822,694	$ -	$ 2,777,014,017
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 10,396,130,967	$ 10,269,521,227	$ 109,809,731	$ 16,800,009
Preferred Stocks	67,719,139	-	-	67,719,139
Money Market Funds	1,194,176,849	1,194,176,849	-	-
Total Investments in Securities:	$ 11,658,026,955	$ 11,463,698,076	$ 109,809,731	$ 84,519,148
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $7,424,280,948. Net unrealized appreciation aggregated $4,233,746,007, of which $4,650,243,681 related to appreciated investment securities and $416,497,674 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2014

1.810691.110

BRO-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
BANKS - 5.6%
Diversified Banks - 5.6%
Barclays PLC	1,500,000	$ 5,724,057
Citigroup, Inc.	200,000	10,794,000
JPMorgan Chase & Co.	290,000	17,446,400
		33,964,457
CAPITAL MARKETS - 85.5%
Asset Management & Custody Banks - 58.2%
Affiliated Managers Group, Inc. (a)	165,000	33,592,350
Ameriprise Financial, Inc.	347,700	45,816,429
Apollo Investment Corp. (d)	500,000	4,120,000
Artisan Partners Asset Management, Inc.	525,000	27,168,750
Azimut Holding SpA	150,000	3,450,574
BlackRock, Inc. Class A	105,000	37,703,400
Franklin Resources, Inc.	670,000	38,096,200
Invesco Ltd.	1,000,000	40,360,000
KKR & Co. LP	450,000	10,026,000
Northern Trust Corp.	325,000	22,012,250
Oaktree Capital Group LLC Class A	225,000	10,419,750
SEI Investments Co.	175,000	6,935,250
State Street Corp.	475,000	36,446,750
The Blackstone Group LP	400,000	13,408,000
Virtus Investment Partners, Inc.	145,004	22,330,616
		351,886,319
Diversified Capital Markets - 1.1%
UBS Group AG	350,000	6,296,500
Investment Banking & Brokerage - 26.2%
Charles Schwab Corp.	600,000	16,992,000
E*TRADE Financial Corp. (a)	1,300,000	29,653,000
FXCM, Inc. Class A (d)	800,000	12,880,000
Goldman Sachs Group, Inc.	100,000	18,841,000
Lazard Ltd. Class A	110,000	5,667,200
Moelis & Co. Class A (d)	100,000	3,223,000
Morgan Stanley	875,000	30,782,500
Raymond James Financial, Inc.	500,000	28,150,000
TD Ameritrade Holding Corp.	350,000	12,113,500
		158,302,200
TOTAL CAPITAL MARKETS		516,485,019

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Specialized Finance - 4.4%
IntercontinentalExchange Group, Inc.	55,000	$ 12,429,450
McGraw Hill Financial, Inc.	150,000	14,019,000
		26,448,450
INSURANCE - 1.1%
Life & Health Insurance - 1.1%
St. James's Place Capital PLC	550,000	6,821,254
TOTAL COMMON STOCKS (Cost $476,582,944)		583,719,180
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.11% (b)	20,616,140	20,616,140
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,018,100	12,018,100
TOTAL MONEY MARKET FUNDS (Cost $32,634,240)		32,634,240
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $509,217,184)		616,353,420
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(11,820,592)
NET ASSETS - 100%		$ 604,532,828
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,187
Fidelity Securities Lending Cash Central Fund	7,437
Total	$ 18,624
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 583,719,180	$ 577,995,123	$ 5,724,057	$ -
Money Market Funds	32,634,240	32,634,240	-	-
Total Investments in Securities:	$ 616,353,420	$ 610,629,363	$ 5,724,057	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $510,615,582. Net unrealized appreciation aggregated $105,737,838, of which $114,083,269 related to appreciated investment securities and $8,345,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2014

1.810680.110

DEV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 81.8%
Communications Equipment - 81.8%
ADTRAN, Inc.	80,700	$ 1,685,823
ADVA Optical Networking SE (a)	274,702	984,087
Alcatel-Lucent SA sponsored ADR (d)	2,779,043	9,865,603
Aruba Networks, Inc. (a)	84,323	1,577,683
Ciena Corp. (a)	174,300	2,881,179
Cisco Systems, Inc.	1,599,276	44,203,989
CommScope Holding Co., Inc. (a)	118,300	2,626,260
F5 Networks, Inc. (a)	33,835	4,371,144
Finisar Corp. (a)	192,600	3,283,830
InterDigital, Inc.	50,500	2,518,940
Ixia (a)	237,000	2,457,690
JDS Uniphase Corp. (a)	299,900	4,000,666
Juniper Networks, Inc.	578,112	12,810,962
Motorola Solutions, Inc.	114,681	7,536,835
NETGEAR, Inc. (a)	58,050	2,015,496
Nokia Corp. sponsored ADR	1,816,720	14,969,773
Plantronics, Inc.	93,200	4,862,244
Polycom, Inc. (a)	299,563	3,945,245
Procera Networks, Inc. (a)(d)	40,600	278,516
QUALCOMM, Inc.	643,719	46,927,113
Radware Ltd. (a)	106,100	2,149,586
Riverbed Technology, Inc. (a)	472,942	9,778,076
Ruckus Wireless, Inc. (a)	241,100	2,763,006
ShoreTel, Inc. (a)	187,200	1,400,256
Sonus Networks, Inc. (a)	746,200	2,760,940
Spirent Communications PLC	1,621,700	1,702,240
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	967,080	12,175,537
Transmode AB	81,400	723,223
ViaSat, Inc. (a)(d)	40,400	2,678,520
Wi-Lan, Inc.	250,900	794,279
		210,728,741
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
General Cable Corp.	77,200	1,062,272
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	51,500	683,405
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	115,900	1,119,594
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	5,500	3,019,940
Class C (a)	5,600	3,034,248

	Shares	Value
Rackspace Hosting, Inc. (a)	14,900	$ 684,059
Web.com Group, Inc. (a)	39,300	666,921
		7,405,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Semiconductors - 3.3%
Altera Corp.	124,200	4,672,404
GSI Technology, Inc. (a)	105,900	551,739
Semtech Corp. (a)	63,300	1,611,618
Xilinx, Inc.	34,800	1,581,312
		8,417,073
SOFTWARE - 2.9%
Application Software - 0.7%
BroadSoft, Inc. (a)	47,900	1,291,863
Comverse, Inc. (a)	30,900	619,545
		1,911,408
Systems Software - 2.2%
Infoblox, Inc. (a)	71,000	1,278,000
Oracle Corp.	73,100	3,100,171
Rovi Corp. (a)	53,700	1,196,436
		5,574,607
TOTAL SOFTWARE		7,486,015
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
BlackBerry Ltd. (a)(d)	436,600	4,536,276
QLogic Corp. (a)	83,200	960,128
Samsung Electronics Co. Ltd.	1,212	1,401,125
		6,897,529
TOTAL COMMON STOCKS (Cost $222,446,850)		243,799,797
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.11% (b)	12,808,499	12,808,499
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	23,917,890	23,917,890
TOTAL MONEY MARKET FUNDS (Cost $36,726,389)		36,726,389
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $259,173,239)	280,526,186
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(23,104,673)
NET ASSETS - 100%	$ 257,421,513
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,053
Fidelity Securities Lending Cash Central Fund	153,866
Total	$ 159,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $261,614,907. Net unrealized appreciation aggregated $18,911,279, of which $28,109,126 related to appreciated investment securities and $9,197,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2014

1.810671.110

COM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
QUALCOMM, Inc.	310,600	$ 22,642,740
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Technology Distributors - 0.6%
Ingram Micro, Inc. Class A (a)	182,500	5,005,975
INTERNET SOFTWARE & SERVICES - 6.5%
Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. sponsored ADR	21,600	2,411,424
Facebook, Inc. Class A (a)	281,100	21,841,470
Google, Inc.:
Class A (a)	29,000	15,923,320
Class C (a)	20,200	10,944,966
		51,121,180
IT SERVICES - 11.1%
Data Processing & Outsourced Services - 1.4%
MasterCard, Inc. Class A	42,100	3,674,909
Visa, Inc. Class A	27,700	7,151,863
		10,826,772
IT Consulting & Other Services - 9.7%
Datalink Corp. (a)	1,069,800	13,072,956
IBM Corp.	278,348	45,139,695
Teradata Corp. (a)(d)	411,657	18,582,197
		76,794,848
TOTAL IT SERVICES		87,621,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Audience, Inc. (a)(d)	444,407	1,546,536
Broadcom Corp. Class A	88,200	3,804,066
		5,350,602
SOFTWARE - 0.7%
Application Software - 0.6%
Nuance Communications, Inc. (a)	294,300	4,452,759
Systems Software - 0.1%
CommVault Systems, Inc. (a)	19,300	912,890
TOTAL SOFTWARE		5,365,649
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 71.4%
Technology Hardware, Storage & Peripherals - 71.4%
3D Systems Corp. (a)(d)	7,700	271,656
Apple, Inc.	1,007,548	119,827,685
Cray, Inc. (a)(d)	371,500	12,474,970

	Shares	Value
Diebold, Inc.	437,300	$ 15,821,514
Dot Hill Systems Corp. (a)	2,274,900	10,601,034
Electronics for Imaging, Inc. (a)	747,415	33,222,597
EMC Corp.	2,075,378	62,987,722
Hewlett-Packard Co.	1,492,405	58,293,339
Imation Corp. (a)	1,070,200	3,392,534
Intevac, Inc. (a)	1,086,711	7,715,648
Lexmark International, Inc. Class A	631,600	27,070,376
NCR Corp. (a)	293,900	8,714,135
NetApp, Inc.	376,960	16,039,648
QLogic Corp. (a)	3,017,200	34,818,488
Quantum Corp. (a)(d)	5,018,100	7,928,598
Samsung Electronics Co. Ltd.	12,770	14,762,674
SanDisk Corp.	200,000	20,692,000
Seagate Technology LLC	595,300	39,355,283
Silicon Graphics International Corp. (a)(d)	359,100	3,450,951
Super Micro Computer, Inc. (a)	859,800	28,614,144
Western Digital Corp.	361,034	37,283,981
		563,338,977
TOTAL COMMON STOCKS (Cost $527,774,046)		740,446,743
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.11% (b)	42,798,109	42,798,109
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,435,475	5,435,475
TOTAL MONEY MARKET FUNDS (Cost $48,233,584)		48,233,584
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $576,007,630)		788,680,327
NET OTHER ASSETS (LIABILITIES) - 0.1%		604,841
NET ASSETS - 100%		$ 789,285,168
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,469
Fidelity Securities Lending Cash Central Fund	145,661
Total	$ 160,130
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $579,203,338. Net unrealized appreciation aggregated $209,476,989, of which $239,739,232 related to appreciated investment securities and $30,262,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio
(formerly Consumer
Industries Portfolio)

November 30, 2014

1.810692.110

CPR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTO COMPONENTS - 3.8%
Auto Parts & Equipment - 3.8%
Delphi Automotive PLC	332,506	$ 24,256,313
Tenneco, Inc. (a)	225,800	12,272,230
		36,528,543
AUTOMOBILES - 1.9%
Automobile Manufacturers - 0.6%
Tata Motors Ltd. (a)	677,941	5,775,194
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	180,700	12,591,176
TOTAL AUTOMOBILES		18,366,370
BEVERAGES - 1.7%
Distillers & Vintners - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	62,900	6,063,560
Soft Drinks - 1.1%
Monster Beverage Corp. (a)	95,100	10,665,465
TOTAL BEVERAGES		16,729,025
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	406,311	14,078,676
FOOD PRODUCTS - 1.9%
Packaged Foods & Meats - 1.9%
Associated British Foods PLC	118,100	5,908,645
Keurig Green Mountain, Inc.	83,600	11,882,904
		17,791,549
HOTELS, RESTAURANTS & LEISURE - 18.6%
Casinos & Gaming - 2.8%
Las Vegas Sands Corp.	228,200	14,534,058
Wynn Resorts Ltd.	69,760	12,459,834
		26,993,892
Hotels, Resorts & Cruise Lines - 5.0%
China Lodging Group Ltd. ADR (a)	48,374	1,208,866
Marriott International, Inc. Class A	194,450	15,320,716
Wyndham Worldwide Corp.	376,904	31,418,717
		47,948,299
Restaurants - 10.8%
Buffalo Wild Wings, Inc. (a)	64,300	10,944,503
DineEquity, Inc.	42,459	4,217,452
Domino's Pizza, Inc.	79,800	7,489,230
Fiesta Restaurant Group, Inc. (a)	226,700	12,708,802
Jubilant Foodworks Ltd. (a)	225,724	5,187,189
McDonald's Corp.	11,123	1,076,818
Ruth's Hospitality Group, Inc.	875,587	11,505,213

	Shares	Value
Starbucks Corp.	459,700	$ 37,332,237
Texas Roadhouse, Inc. Class A	389,985	12,892,904
		103,354,348
TOTAL HOTELS, RESTAURANTS & LEISURE		178,296,539
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 1.3%
Lennar Corp. Class A	149,000	7,038,760
PulteGroup, Inc.	252,000	5,450,760
		12,489,520
INTERNET & CATALOG RETAIL - 5.3%
Internet Retail - 5.3%
Amazon.com, Inc. (a)	26,800	9,075,552
Ocado Group PLC (a)(d)	869,300	4,413,001
priceline.com, Inc. (a)	32,298	37,471,817
Wayfair, LLC.	1,900	46,094
		51,006,464
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	23,900	2,668,196
HomeAway, Inc. (a)	161,700	5,070,912
		7,739,108
LEISURE PRODUCTS - 1.2%
Leisure Products - 1.2%
Brunswick Corp.	230,000	11,426,400
MEDIA - 26.5%
Advertising - 0.2%
MDC Partners, Inc. Class A (sub. vtg.)	100,850	2,225,760
Broadcasting - 2.3%
ITV PLC	6,702,700	22,425,920
Cable & Satellite - 12.8%
Comcast Corp. Class A	1,141,000	65,082,640
DIRECTV (a)	215,186	18,873,964
Naspers Ltd. Class N	170,600	22,089,309
Sirius XM Holdings, Inc. (a)(d)	2,842,300	10,317,549
Time Warner Cable, Inc.	41,200	6,150,336
		122,513,798
Movies & Entertainment - 11.0%
CTS Eventim AG	87,145	2,697,633
The Walt Disney Co.	832,347	77,000,422
Time Warner, Inc.	214,800	18,283,776
Twenty-First Century Fox, Inc. Class A	183,789	6,763,435
		104,745,266
Publishing - 0.2%
Rightmove PLC	44,300	1,510,562
TOTAL MEDIA		253,421,306
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 0.7%
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	920,812	$ 3,869,049
Don Quijote Holdings Co. Ltd.	37,900	2,362,465
		6,231,514
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	49,300	3,655,102
SPECIALTY RETAIL - 19.0%
Apparel Retail - 6.6%
L Brands, Inc.	447,000	36,162,300
TJX Companies, Inc.	412,595	27,297,285
		63,459,585
Automotive Retail - 4.0%
AutoZone, Inc. (a)	34,700	20,046,537
O'Reilly Automotive, Inc. (a)	98,100	17,926,794
		37,973,331
Home Improvement Retail - 6.0%
Home Depot, Inc.	545,000	54,173,000
Lumber Liquidators Holdings, Inc. (a)	51,900	3,300,321
		57,473,321
Specialty Stores - 2.4%
Tiffany & Co., Inc.	155,929	16,827,858
World Duty Free SpA (a)	587,957	5,691,576
		22,519,434
TOTAL SPECIALTY RETAIL		181,425,671
TEXTILES, APPAREL & LUXURY GOODS - 12.1%
Apparel, Accessories & Luxury Goods - 8.2%
Compagnie Financiere Richemont SA Series A	86,765	8,157,930
G-III Apparel Group Ltd. (a)	92,100	8,149,929
PVH Corp.	231,652	29,452,235

	Shares	Value
Ralph Lauren Corp.	65,630	$ 12,134,987
VF Corp.	274,238	20,614,470
		78,509,551
Footwear - 3.9%
NIKE, Inc. Class B	373,575	37,092,262
TOTAL TEXTILES, APPAREL & LUXURY GOODS		115,601,813
TOTAL COMMON STOCKS (Cost $809,790,306)		924,787,600
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.11% (b)	34,282,289	34,282,289
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,486,515	3,486,515
TOTAL MONEY MARKET FUNDS (Cost $37,768,804)		37,768,804
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $847,559,110)		962,556,404
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,804,514)
NET ASSETS - 100%		$ 956,751,890
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,325
Fidelity Securities Lending Cash Central Fund	80,642
Total	$ 95,967
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 924,787,600	$ 919,012,406	$ 5,775,194	$ -
Money Market Funds	37,768,804	37,768,804	-	-
Total Investments in Securities:	$ 962,556,404	$ 956,781,210	$ 5,775,194	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $848,920,798. Net unrealized appreciation aggregated $113,635,606, of which $124,308,553 related to appreciated investment securities and $10,672,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

November 30, 2014

1.810686.110

SAV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BANKS - 3.9%
Diversified Banks - 3.9%
Bank of America Corp.	178,600	$ 3,043,344
Citigroup, Inc.	25,600	1,381,632
JPMorgan Chase & Co.	23,900	1,437,824
		5,862,800
CAPITAL MARKETS - 0.7%
Investment Banking & Brokerage - 0.7%
E*TRADE Financial Corp. (a)	49,900	1,138,219
CONSUMER FINANCE - 38.7%
Consumer Finance - 38.7%
Ally Financial, Inc. (a)	187,300	4,453,994
American Express Co.	49,500	4,574,790
Capital One Financial Corp.	138,200	11,498,240
Cash America International, Inc.	26,419	644,888
Credit Acceptance Corp. (a)	11,975	1,793,256
Discover Financial Services	97,400	6,384,570
Enova International, Inc. (a)	24,173	555,737
First Cash Financial Services, Inc. (a)	29,200	1,687,176
Navient Corp.	409,200	8,576,832
Nelnet, Inc. Class A	33,300	1,526,472
Santander Consumer U.S.A. Holdings, Inc.	201,300	3,742,167
SLM Corp.	462,600	4,477,968
Springleaf Holdings, Inc. (a)(d)	223,300	8,853,845
		58,769,935
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
PHH Corp. (a)(d)	18,000	416,880
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Travelport Worldwide Ltd.	2,300	39,905
IT SERVICES - 23.4%
Data Processing & Outsourced Services - 23.4%
Alliance Data Systems Corp. (a)	21,800	6,231,966
EVERTEC, Inc.	10	220
Fidelity National Information Services, Inc.	46,900	2,869,811
Global Payments, Inc.	9,700	837,692
MasterCard, Inc. Class A	115,500	10,081,995
Total System Services, Inc.	31,500	1,039,185
Vantiv, Inc. (a)	38,800	1,309,112
Visa, Inc. Class A	45,584	11,769,334
WEX, Inc. (a)	12,800	1,447,424
		35,586,739
REAL ESTATE INVESTMENT TRUSTS - 12.5%
Mortgage REITs - 12.5%
Altisource Residential Corp. Class B	50,600	1,026,168
American Capital Agency Corp.	302,200	6,973,265

	Shares	Value
Annaly Capital Management, Inc.	67,300	$ 775,296
Capstead Mortgage Corp. (d)	40,100	521,701
Chimera Investment Corp.	910,500	3,077,490
Hatteras Financial Corp.	104,500	2,002,220
Invesco Mortgage Capital, Inc.	64,657	1,068,780
MFA Financial, Inc.	166,700	1,396,946
New Residential Investment Corp.	40,550	525,528
Redwood Trust, Inc. (d)	81,800	1,599,190
		18,966,584
SOFTWARE - 0.0%
Application Software - 0.0%
Yodlee, inc.	1,100	13,013
THRIFTS & MORTGAGE FINANCE - 20.2%
Thrifts & Mortgage Finance - 20.2%
BofI Holding, Inc. (a)	4,200	331,464
Capitol Federal Financial, Inc.	54,500	682,340
EverBank Financial Corp.	59,200	1,115,328
Flagstar Bancorp, Inc. (a)	300	4,572
Hudson City Bancorp, Inc.	317,785	3,111,115
Meridian Bancorp, Inc. (a)	6,400	70,144
MGIC Investment Corp. (a)	396,528	3,691,676
Nationstar Mortgage Holdings, Inc. (a)(d)	63,200	1,894,104
New York Community Bancorp, Inc. (d)	285,600	4,538,184
Northfield Bancorp, Inc.	200	2,818
Ocwen Financial Corp. (a)(d)	115,100	2,640,394
People's United Financial, Inc.	160,600	2,373,668
Provident Financial Services, Inc.	8,000	138,240
Radian Group, Inc. (d)	192,765	3,286,643
TFS Financial Corp.	303,300	4,601,061
United Financial Bancorp, Inc. New	46,300	638,014
Washington Federal, Inc.	43,800	947,832
WSFS Financial Corp.	7,800	585,780
		30,653,377
TOTAL COMMON STOCKS (Cost $114,961,135)		151,447,452
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	370,743	$ 370,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,621,375	9,621,375
TOTAL MONEY MARKET FUNDS (Cost $9,992,118)		9,992,118
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $124,953,253)	161,439,570
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(9,567,600)
NET ASSETS - 100%	$ 151,871,970
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 834
Fidelity Securities Lending Cash Central Fund	132,964
Total	$ 133,798
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $125,463,103. Net unrealized appreciation aggregated $35,976,467, of which $37,301,187 related to appreciated investment securities and $1,324,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2014

1.810670.110

CHE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 97.8%
Commodity Chemicals - 15.1%
Axiall Corp.	738,175	$ 31,948,214
LG Chemical Ltd.	91,257	16,928,744
LyondellBasell Industries NV Class A	1,477,222	116,493,727
Methanex Corp.	583,200	29,325,696
OCI Partners LP	188,965	3,212,405
Orion Engineered Carbons SA (a)	480,805	8,164,069
Tronox Ltd. Class A	423,149	9,542,010
Westlake Chemical Corp.	486,120	30,917,232
Westlake Chemical Partners LP	29,300	828,897
		247,360,994
Diversified Chemicals - 28.3%
E.I. du Pont de Nemours & Co. (d)	3,105,300	221,718,419
Eastman Chemical Co.	890,051	73,803,029
FMC Corp.	490,322	26,673,517
Huntsman Corp.	1,580,600	40,336,912
The Dow Chemical Co.	2,088,006	101,623,252
		464,155,129
Fertilizers & Agricultural Chemicals - 16.4%
Agrium, Inc.	1,300	125,443
CF Industries Holdings, Inc.	253,266	67,913,278
Monsanto Co.	1,678,149	201,226,847
		269,265,568
Industrial Gases - 9.2%
Airgas, Inc.	402,500	46,541,075
Praxair, Inc.	822,421	105,582,408
		152,123,483
Specialty Chemicals - 28.8%
Albemarle Corp. (d)	516,291	30,481,821
Ashland, Inc.	547,450	62,436,673
Balchem Corp.	6,935	450,775
Celanese Corp. Class A	906,913	54,478,264
Cytec Industries, Inc.	484,126	23,286,461
Ecolab, Inc.	623,026	67,878,683
Ferro Corp. (a)	2,297,810	29,572,815
Innophos Holdings, Inc.	83,406	4,510,596
NewMarket Corp.	10,000	3,937,200
Platform Specialty Products Corp. (a)	163,400	4,086,634
PPG Industries, Inc.	219,304	47,988,101
RPM International, Inc.	885,279	42,227,808

	Shares	Value
Sigma Aldrich Corp.	516,205	$ 70,513,603
W.R. Grace & Co. (a)	323,084	31,038,680
		472,888,114
TOTAL CHEMICALS		1,605,793,288
OIL, GAS & CONSUMABLE FUELS - 0.8%
Oil & Gas Storage & Transport - 0.8%
GasLog Ltd.	38	670
Hoegh LNG Holdings Ltd. (a)	388,526	4,597,859
Kinder Morgan Holding Co. LLC (d)	209,600	8,666,960
		13,265,489
TOTAL COMMON STOCKS (Cost $1,227,574,554)		1,619,058,777
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b)	16,113,319	16,113,319
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,970,400	25,970,400
TOTAL MONEY MARKET FUNDS (Cost $42,083,719)		42,083,719
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,269,658,273)		1,661,142,496
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(19,279,500)
NET ASSETS - 100%		$ 1,641,862,996
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,252
Fidelity Securities Lending Cash Central Fund	237,317
Total	$ 262,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,274,776,679. Net unrealized appreciation aggregated $386,365,817, of which $409,261,694 related to appreciated investment securities and $22,895,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2014

1.810694.110

FOO-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
BEVERAGES - 24.4%
Brewers - 3.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	271,272	$ 3,101,787
Anheuser-Busch InBev SA NV	370,890	43,593,552
SABMiller PLC	734,384	40,882,922
		87,578,261
Distillers & Vintners - 4.0%
Diageo PLC sponsored ADR	355,226	43,763,843
Pernod Ricard SA	372,901	44,193,698
Remy Cointreau SA (d)	367,176	27,608,485
		115,566,026
Soft Drinks - 17.4%
Coca-Cola Bottling Co. Consolidated	109,757	10,378,622
Coca-Cola Central Japan Co. Ltd.	359,000	5,715,453
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,529	4,751,949
Coca-Cola Icecek Sanayi A/S	379,162	8,517,234
Embotelladora Andina SA:
ADR	336,112	5,051,763
sponsored ADR (d)	188,900	3,477,649
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	69,687	6,762,426
Monster Beverage Corp. (a)	540,400	60,605,860
PepsiCo, Inc.	624,823	62,544,782
The Coca-Cola Co.	7,481,718	335,405,420
		503,211,158
TOTAL BEVERAGES		706,355,445
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd. (a)	507,078	4,152,969
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(d)	277,400	1,614,468
FOOD & STAPLES RETAILING - 22.7%
Drug Retail - 7.9%
Clicks Group Ltd.	505,789	3,635,369
CVS Health Corp.	2,393,276	218,649,695
Drogasil SA	634,100	6,134,544
		228,419,608
Food Distributors - 0.9%
Chefs' Warehouse Holdings (a)(d)	489,569	8,430,378
United Natural Foods, Inc. (a)	228,781	17,202,043
		25,632,421
Food Retail - 8.4%
Fresh Market, Inc. (a)(d)	204,646	8,382,300
Kroger Co.	2,663,018	159,354,997

	Shares	Value
Sprouts Farmers Market LLC (a)(d)	363,700	$ 11,562,023
Whole Foods Market, Inc.	1,285,900	63,047,677
		242,346,997
Hypermarkets & Super Centers - 5.5%
Costco Wholesale Corp.	211,250	30,022,850
Wal-Mart Stores, Inc.	1,466,556	128,382,312
		158,405,162
TOTAL FOOD & STAPLES RETAILING		654,804,188
FOOD PRODUCTS - 15.2%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	1,052,516	55,446,543
Bunge Ltd.	861,913	78,235,843
SLC Agricola SA	1,040,500	5,837,602
		139,519,988
Packaged Foods & Meats - 10.4%
Dean Foods Co.	784,000	13,367,200
General Mills, Inc.	538,300	28,395,325
Keurig Green Mountain, Inc.	479,507	68,157,125
Lindt & Spruengli AG	90	5,376,248
Mead Johnson Nutrition Co. Class A	999,316	103,768,973
Nestle SA	499,066	37,437,119
Orion Corp.	6,025	5,292,873
The Hain Celestial Group, Inc. (a)	151,839	17,191,212
Ulker Biskuvi Sanayi A/S	820,525	6,168,528
Unilever NV (NY Reg.)	290,998	11,826,159
Want Want China Holdings Ltd.	1,523,000	1,999,180
		298,979,942
TOTAL FOOD PRODUCTS		438,499,930
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	463,329	14,085,202
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.1%
SodaStream International Ltd. (a)(d)	169,815	3,732,534
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	99,200	6,671,200
TOTAL HOUSEHOLD DURABLES		10,403,734
HOUSEHOLD PRODUCTS - 10.8%
Household Products - 10.8%
Colgate-Palmolive Co.	1,062,575	73,944,594
Procter & Gamble Co.	2,565,165	231,967,871
Svenska Cellulosa AB (SCA) (B Shares)	297,300	7,013,306
		312,925,771
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	311,490	13,471,943
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
L'Oreal SA	146,400	$ 24,976,036
Nu Skin Enterprises, Inc. Class A (d)	267,667	11,188,481
		49,636,460
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	43,306	6,937,188
TOBACCO - 20.2%
Tobacco - 20.2%
Altria Group, Inc.	2,717,245	136,568,734
British American Tobacco PLC sponsored ADR (d)	2,796,145	330,420,455
ITC Ltd. (a)	1,720,070	10,040,884
Lorillard, Inc.	728,003	45,966,109
Philip Morris International, Inc.	574,458	49,937,634
Souza Cruz SA	1,503,500	12,138,756
		585,072,572
TOTAL COMMON STOCKS (Cost $1,868,703,641)		2,784,487,927
Nonconvertible Preferred Stocks - 0.2%

BEVERAGES - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR (Cost $2,696,945)	1,039,910	6,811,411
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	87,211,047	$ 87,211,047
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	30,370,117	30,370,117
TOTAL MONEY MARKET FUNDS (Cost $117,581,164)		117,581,164
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,988,981,750)		2,908,880,502
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(18,276,710)
NET ASSETS - 100%		$ 2,890,603,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,762
Fidelity Securities Lending Cash Central Fund	324,401
Total	$ 377,163
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,784,487,927	$ 2,703,457,256	$ 81,030,671	$ -
Nonconvertible Preferred Stocks	6,811,411	6,811,411	-	-
Money Market Funds	117,581,164	117,581,164	-	-
Total Investments in Securities:	$ 2,908,880,502	$ 2,827,849,831	$ 81,030,671	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,994,705,011. Net unrealized appreciation aggregated $914,175,491, of which $942,727,428 related to appreciated investment securities and $28,551,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2014

1.810679.110

DEF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 97.1%
Aerospace & Defense - 97.1%
Alliant Techsystems, Inc.	224,843	$ 25,560,152
BAE Systems PLC	3,085,097	23,213,515
Esterline Technologies Corp. (a)	241,934	28,749,017
Exelis, Inc.	1,629,415	29,231,705
General Dynamics Corp.	81,900	11,904,984
HEICO Corp.	225,125	11,933,876
Honeywell International, Inc.	373,576	37,010,174
Huntington Ingalls Industries, Inc.	490,076	53,403,582
L-3 Communications Holdings, Inc.	320,718	39,961,463
Meggitt PLC	3,404,387	26,782,039
Precision Castparts Corp.	54,594	12,987,913
Raytheon Co.	150,856	16,096,335
Rockwell Collins, Inc.	107,600	9,203,028
Safran SA	294,800	19,085,626
Teledyne Technologies, Inc. (a)	328,826	35,154,788
Textron, Inc.	1,099,400	47,626,008
The Boeing Co.	1,081,331	145,287,633
TransDigm Group, Inc.	175,433	34,698,893
Triumph Group, Inc.	476,935	32,460,196
United Technologies Corp.	1,507,901	165,989,742
Vectrus, Inc. (a)	94,056	2,658,023
		808,998,692
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Cytec Industries, Inc.	236,432	11,372,379
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	30,525

	Shares	Value
METALS & MINING - 0.0%
Steel - 0.0%
Carpenter Technology Corp.	200	$ 10,084
TOTAL COMMON STOCKS (Cost $534,404,299)		820,411,680
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $10,505,303)	10,505,303	10,505,303
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $544,909,602)		830,916,983
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,083,532
NET ASSETS - 100%		$ 833,000,515
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,498
Fidelity Securities Lending Cash Central Fund	21,366
Total	$ 24,864
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $545,337,818. Net unrealized appreciation aggregated $285,579,165, of which $292,266,514 related to appreciated investment securities and $6,687,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2014

1.810682.110

ELE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
West Corp.	228,633	7,142,495
COMMUNICATIONS EQUIPMENT - 5.6%
Communications Equipment - 5.6%
Aruba Networks, Inc. (a)	249,000	4,658,790
Ciena Corp. (a)	192,800	3,186,984
Finisar Corp. (a)	415,800	7,089,390
Juniper Networks, Inc.	394,300	8,737,688
QUALCOMM, Inc.	1,198,532	87,372,983
		111,045,835
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
OSRAM Licht AG	74,522	3,094,990
ELECTRONIC EQUIPMENT & COMPONENTS - 3.6%
Electronic Components - 0.2%
Corning, Inc.	20,700	435,114
Knowles Corp. (a)	149,300	3,118,877
		3,553,991
Electronic Manufacturing Services - 3.1%
Jabil Circuit, Inc.	825,932	17,138,089
Neonode, Inc. (a)(d)	306,693	751,398
TE Connectivity Ltd.	90,000	5,778,000
TTM Technologies, Inc. (a)(d)(e)	5,579,506	37,717,461
Viasystems Group, Inc. (a)	400	6,252
		61,391,200
Technology Distributors - 0.3%
Avnet, Inc.	151,282	6,624,639
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		71,569,830
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Amazon.com, Inc. (a)	95	32,171
INTERNET SOFTWARE & SERVICES - 2.8%
Internet Software & Services - 2.8%
Cornerstone OnDemand, Inc. (a)	124,200	3,945,834
Demand Media, Inc. (a)	27	151
Google, Inc.:
Class A (a)	89,550	49,170,114
Class C (a)	190	102,948
Rightside Group Ltd. (a)	27	219
Web.com Group, Inc. (a)	195,100	3,310,847
		56,530,113

	Shares	Value
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
EVERTEC, Inc.	268,900	$ 5,926,556
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 75.2%
Semiconductor Equipment - 6.1%
Advanced Energy Industries, Inc. (a)	571,500	11,675,745
Amkor Technology, Inc. (a)	1,192,200	7,975,818
Entegris, Inc. (a)	1,198,900	16,149,183
KLA-Tencor Corp.	133,600	9,277,184
Lam Research Corp.	713,573	58,969,673
PDF Solutions, Inc. (a)	829,800	10,994,850
Ultratech, Inc. (a)	400,000	7,788,000
		122,830,453
Semiconductors - 69.1%
Advanced Micro Devices, Inc. (a)	1,020,700	2,847,753
Altera Corp.	2,001,018	75,278,297
Analog Devices, Inc.	1,255,089	68,578,063
Applied Micro Circuits Corp. (a)	286,905	1,695,609
Atmel Corp. (a)	5,072,400	40,122,684
Audience, Inc. (a)	478,000	1,663,440
Avago Technologies Ltd.	62,900	5,874,860
Broadcom Corp. Class A	3,651,959	157,508,988
Cree, Inc. (a)	155,750	5,659,955
Cypress Semiconductor Corp. (d)	3,342,202	35,427,341
EZchip Semiconductor Ltd. (a)	141,500	2,728,120
Fairchild Semiconductor International, Inc. (a)	202,715	3,269,793
Freescale Semiconductor, Inc. (a)(d)	5,308,929	115,150,670
Himax Technologies, Inc. sponsored ADR (d)	700,800	4,779,456
Hua Hong Semiconductor Ltd. (a)	1,140,000	1,655,188
Inphi Corp. (a)	847,241	12,445,970
Intel Corp.	2,917,078	108,661,156
Intersil Corp. Class A	3,489,767	45,750,845
MagnaChip Semiconductor Corp. (a)(e)	1,909,582	23,258,709
Marvell Technology Group Ltd.	5,234,334	74,955,663
Maxim Integrated Products, Inc.	1,952,575	57,737,643
MaxLinear, Inc. Class A (a)	1,771,666	12,933,162
Micrel, Inc.	79,459	1,036,940
Microchip Technology, Inc. (d)	948,100	42,806,715
Micron Technology, Inc. (a)	1,901,640	68,363,958
Motech Industries, Inc.	1	1
NVIDIA Corp.	1,654,120	34,686,896
NXP Semiconductors NV (a)	501,123	38,992,381
O2Micro International Ltd. sponsored ADR (a)	949,378	2,183,569
ON Semiconductor Corp. (a)	5,008,719	45,228,733
PMC-Sierra, Inc. (a)	3,620,874	29,510,123
RF Micro Devices, Inc. (a)	1,035,202	15,124,301
Semtech Corp. (a)	1,577,079	40,152,431
Silicon Laboratories, Inc. (a)	139,100	6,308,185
Skyworks Solutions, Inc.	1,000	67,470
Spansion, Inc. Class A (a)	874,688	20,441,459
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
STMicroelectronics NV (NY Shares) unit	322,300	$ 2,410,804
Texas Instruments, Inc.	2,124,660	115,623,997
Xilinx, Inc.	1,181,554	53,689,814
		1,374,611,142
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,497,441,595
SOFTWARE - 0.8%
Application Software - 0.5%
Comverse, Inc. (a)	121,900	2,444,095
Nuance Communications, Inc. (a)	180,900	2,737,017
SAP AG sponsored ADR (d)	67,100	4,718,472
		9,899,584
Systems Software - 0.3%
CommVault Systems, Inc. (a)	121,200	5,732,760
TOTAL SOFTWARE		15,632,344
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.2%
Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co. Ltd.	89,688	103,683,221
TOTAL COMMON STOCKS (Cost $1,722,454,021)		1,872,099,153
Convertible Bonds - 0.3%
Principal Amount
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18 (Cost $6,367,600)	$ 6,940,000	6,380,463
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	110,847,193	$ 110,847,193
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	76,816,200	76,816,200
TOTAL MONEY MARKET FUNDS (Cost $187,663,393)		187,663,393
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,916,485,014)		2,066,143,009
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(76,191,566)
NET ASSETS - 100%		$ 1,989,951,443
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,405
Fidelity Securities Lending Cash Central Fund	224,997
Total	$ 282,402
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MagnaChip Semiconductor Corp.	$ 9,162,340	$ 18,020,416	$ -	$ -	$ 23,258,709
TTM Technologies, Inc.	22,626,290	23,380,720	1,827,840*	-	37,717,461
Total	$ 31,788,630	$ 41,401,136	$ 1,827,840	$ -	$ 60,976,170
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,872,099,153	$ 1,872,099,149	$ 4	$ -
Convertible Bonds	6,380,463	-	6,380,463	-
Money Market Funds	187,663,393	187,663,393	-	-
Total Investments in Securities:	$ 2,066,143,009	$ 2,059,762,542	$ 6,380,467	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,933,506,197. Net unrealized appreciation aggregated $132,636,812, of which $202,864,024 related to appreciated investment securities and $70,227,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2014

1.810683.110

ENE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 21.7%
Oil & Gas Drilling - 0.9%
Ocean Rig UDW, Inc. (United States)	296,300	$ 3,552,637
Odfjell Drilling A/S	1,539,580	3,730,746
Vantage Drilling Co. (a)	5,412,507	4,167,630
Xtreme Drilling & Coil Services Corp. (a)	2,252,600	5,358,174
		16,809,187
Oil & Gas Equipment & Services - 20.8%
Baker Hughes, Inc.	1,606,200	91,553,400
C&J Energy Services, Inc. (a)	109,000	1,651,350
Dril-Quip, Inc. (a)	173,674	13,850,502
FMC Technologies, Inc. (a)	913,659	43,645,490
Halliburton Co.	240,592	10,152,982
Oceaneering International, Inc.	726,127	45,535,424
Schlumberger Ltd.	1,953,381	167,893,097
Total Energy Services, Inc.	148,900	2,261,822
Weatherford International Ltd. (a)	1,786,700	23,405,770
		399,949,837
TOTAL ENERGY EQUIPMENT & SERVICES		416,759,024
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
Renewable Electricity - 0.4%
NextEra Energy Partners LP	195,900	7,406,979
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (a)	460,078	15,251,586
OIL, GAS & CONSUMABLE FUELS - 77.0%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp. (d)	1,000,822	10,118,310
Integrated Oil & Gas - 25.4%
BG Group PLC	1,812,923	25,462,121
Chevron Corp.	1,391,123	151,451,561
Exxon Mobil Corp.	3,278,648	296,848,789
Imperial Oil Ltd.	311,500	13,647,704
		487,410,175
Oil & Gas Exploration & Production - 31.7%
Anadarko Petroleum Corp.	970,315	76,800,432
Bankers Petroleum Ltd. (a)	1,607,000	4,890,564
Bonanza Creek Energy, Inc. (a)	401,900	10,939,718
BPZ Energy, Inc. (a)	1,804,900	1,082,940
Canadian Natural Resources Ltd.	347,800	11,597,389
Cimarex Energy Co.	721,945	75,768,128
Concho Resources, Inc. (a)	511,900	48,758,475
ConocoPhillips Co.	751,196	49,631,520
Continental Resources, Inc. (a)(d)	435,772	17,857,937
Diamondback Energy, Inc. (a)	32,300	1,821,720

	Shares	Value
Energy XXI (Bermuda) Ltd.	659,600	$ 2,644,996
EOG Resources, Inc.	1,462,864	126,859,566
Evolution Petroleum Corp.	162,543	1,277,588
Kodiak Oil & Gas Corp. (a)	2,192,351	16,069,933
Kosmos Energy Ltd. (a)	570,500	4,757,970
Memorial Resource Development Corp.	1,285,300	27,762,480
Newfield Exploration Co. (a)	73,000	1,987,790
Noble Energy, Inc.	1,235,988	60,785,890
Northern Oil & Gas, Inc. (a)	509,501	4,427,564
Paramount Resources Ltd. Class A (a)	133,400	4,319,897
PDC Energy, Inc. (a)	269,551	7,954,450
Peyto Exploration & Development Corp. (d)	148,000	4,441,941
Pioneer Natural Resources Co.	138,199	19,794,243
SM Energy Co.	35,800	1,555,510
Synergy Resources Corp. (a)	375,820	3,686,794
TAG Oil Ltd. (a)	1,401,975	1,924,880
Trilogy Energy Corp.	451,900	4,343,140
Whiting Petroleum Corp. (a)	317,526	13,263,061
		607,006,516
Oil & Gas Refining & Marketing - 6.4%
Alon U.S.A. Energy, Inc.	145,600	2,032,576
CVR Refining, LP	93,434	2,082,644
Delek U.S. Holdings, Inc.	64,800	1,937,520
Marathon Petroleum Corp.	98,068	8,834,946
Phillips 66 Co.	511,218	37,329,138
Tesoro Corp.	187,000	14,327,940
Valero Energy Corp.	1,039,881	50,548,615
World Fuel Services Corp.	121,877	5,518,591
		122,611,970
Oil & Gas Storage & Transport - 13.0%
Cheniere Energy, Inc. (a)	299,100	19,737,609
Dominion Midstream Partners LP	75,155	2,333,563
Enable Midstream Partners LP	119,400	2,402,328
EQT Midstream Partners LP	88,500	7,402,140
Golar LNG Ltd.	353,200	14,664,864
Kinder Morgan Holding Co. LLC (d)	1,390,900	57,513,715
Magellan Midstream Partners LP	95,619	7,925,859
MPLX LP	240,755	15,988,540
ONEOK, Inc.	107,400	5,816,784
Phillips 66 Partners LP	260,233	16,199,504
Plains GP Holdings LP Class A	1,022,200	26,556,756
SemGroup Corp. Class A	69,500	5,142,305
Targa Resources Corp.	195,690	22,336,057
The Williams Companies, Inc.	533,900	27,629,325
Valero Energy Partners LP	440,065	18,359,512
		250,008,861
TOTAL OIL, GAS & CONSUMABLE FUELS		1,477,155,832
TOTAL COMMON STOCKS (Cost $1,887,691,361)		1,916,573,421
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,299,154	$ 4,299,154
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,730,376	90,730,376
TOTAL MONEY MARKET FUNDS (Cost $95,029,530)		95,029,530
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,982,720,891)	2,011,602,951
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(92,935,552)
NET ASSETS - 100%	$ 1,918,667,399
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,397
Fidelity Securities Lending Cash Central Fund	140,036
Total	$ 173,433
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,916,573,421	$ 1,891,111,300	$ 25,462,121	$ -
Money Market Funds	95,029,530	95,029,530	-	-
Total Investments in Securities:	$ 2,011,602,951	$ 1,986,140,830	$ 25,462,121	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,987,099,091. Net unrealized appreciation aggregated $24,503,860, of which $265,560,078 related to appreciated investment securities and $241,056,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2014

1.810703.110

ENS-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AIRLINES - 0.5%
Airlines - 0.5%
CHC Group Ltd. (a)	794,998	$ 3,656,991
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Enterprise Group, Inc. (a)(d)(e)	9,258,800	4,127,973
ENERGY EQUIPMENT & SERVICES - 95.7%
Oil & Gas Drilling - 14.5%
Cathedral Energy Services Ltd.	272,100	761,185
Ensco PLC Class A	142,200	4,806,360
Hercules Offshore, Inc. (a)(d)	448,000	555,520
Independence Contract Drilling, Inc.	581,624	4,013,206
Nabors Industries Ltd.	1,653,300	21,691,296
Ocean Rig UDW, Inc. (United States)	1,139,961	13,668,132
Odfjell Drilling A/S (d)	6,563,060	15,860,126
Paragon Offshore PLC (d)	330,078	1,198,183
Precision Drilling Corp. (d)	1,343,300	8,713,424
Rowan Companies PLC	519,600	11,311,692
Vantage Drilling Co. (a)(e)	18,078,100	13,920,137
Xtreme Drilling & Coil Services Corp. (a)(e)	5,000,202	12,020,767
		108,520,028
Oil & Gas Equipment & Services - 81.2%
Baker Hughes, Inc.	647,422	36,903,054
BW Offshore Ltd.	6,957,058	7,268,826
C&J Energy Services, Inc. (a)	369,000	5,590,350
Cameron International Corp. (a)	712,988	36,562,025
Core Laboratories NV	77,500	9,984,325
Dril-Quip, Inc. (a)	563,900	44,971,025
FMC Technologies, Inc. (a)	721,162	34,449,909
Forbes Energy Services Ltd. (a)(e)	1,773,543	3,529,351
Frank's International NV	1,574,704	28,313,178
Gulfmark Offshore, Inc. Class A	464,117	12,090,248
Halliburton Co.	2,740,734	115,658,975
Key Energy Services, Inc. (a)	816,600	1,535,208
National Oilwell Varco, Inc.	756,962	50,746,732
Oceaneering International, Inc.	587,600	36,848,396
RigNet, Inc. (a)	58,700	2,403,765
Schlumberger Ltd.	1,736,611	149,261,716
Seventy Seven Energy, Inc. (a)	368,000	2,863,040
Spectrum ASA	590,653	2,661,601

	Shares	Value
SPT Energy Group, Inc.	9,108,000	$ 2,348,966
Trican Well Service Ltd.	133,800	905,334
Weatherford International Ltd. (a)	1,738,966	22,780,455
		607,676,479
TOTAL ENERGY EQUIPMENT & SERVICES		716,196,507
MACHINERY - 0.8%
Industrial Machinery - 0.8%
Superior Drilling Products, Inc. (d)(e)	1,237,175	6,297,221
OIL, GAS & CONSUMABLE FUELS - 2.3%
Oil & Gas Storage & Transport - 2.3%
Golar LNG Ltd.	47,633	1,977,722
StealthGas, Inc. (a)	2,086,989	15,151,540
		17,129,262
TOTAL COMMON STOCKS (Cost $661,296,885)		747,407,954
Money Market Funds - 1.8%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $13,201,100)	13,201,100	13,201,100
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $674,497,985)	760,609,054
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(11,939,629)
NET ASSETS - 100%	$ 748,669,425
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,976
Fidelity Securities Lending Cash Central Fund	40,609
Total	$ 54,585
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$ -	$ 6,030,628	$ -	$ -	$ 4,127,973
Forbes Energy Services Ltd.	1,354,964	5,635,225	-	-	3,529,351
Superior Drilling Products, Inc.	-	5,451,699	-	-	6,297,221
Vantage Drilling Co.	19,058,200	7,714,180	-	-	13,920,137
Xtreme Drilling & Coil Services Corp.	14,367,927	3,742,447	-	-	12,020,767
Total	$ 34,781,091	$ 28,574,179	$ -	$ -	$ 39,895,449
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $677,876,491. Net unrealized appreciation aggregated $82,732,563, of which $205,445,506 related to appreciated investment securities and $122,712,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2014

1.810675.110

LEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Support Services - 0.8%
KAR Auction Services, Inc.	102,200	$ 3,541,230
DIVERSIFIED CONSUMER SERVICES - 3.4%
Specialized Consumer Services - 3.4%
H&R Block, Inc.	155,800	5,241,112
Service Corp. International	15,200	343,520
Steiner Leisure Ltd. (a)	193,444	8,563,766
		14,148,398
FOOD PRODUCTS - 0.4%
Packaged Foods & Meats - 0.4%
Greencore Group PLC	329,000	1,510,860
HOTELS, RESTAURANTS & LEISURE - 89.6%
Casinos & Gaming - 11.2%
Las Vegas Sands Corp.	543,476	34,613,986
Melco Crown Entertainment Ltd. sponsored ADR	131,535	3,404,126
MGM China Holdings Ltd.	548,800	1,659,438
MGM Mirage, Inc. (a)	58,900	1,343,509
Penn National Gaming, Inc. (a)	46,697	663,097
Sands China Ltd.	44,800	268,329
Scientific Games Corp. Class A (a)(d)	151,900	2,299,766
Wynn Resorts Ltd.	15,700	2,804,177
		47,056,428
Hotels, Resorts & Cruise Lines - 17.5%
Extended Stay America, Inc. unit	318,475	5,923,635
Hilton Worldwide Holdings, Inc.	173,000	4,536,060
Home Inns & Hotels Management, Inc. sponsored ADR (a)	18,100	558,566
Marriott International, Inc. Class A	249,796	19,681,427
Starwood Hotels & Resorts Worldwide, Inc.	244,890	19,346,310
Wyndham Worldwide Corp.	283,970	23,671,739
		73,717,737
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	62,888	3,001,644
Vail Resorts, Inc.	30,009	2,629,989
		5,631,633
Restaurants - 59.6%
Bloomin' Brands, Inc. (a)	162,752	3,705,863
Bravo Brio Restaurant Group, Inc. (a)	74,143	973,498
Brinker International, Inc.	145,400	8,190,382
Buffalo Wild Wings, Inc. (a)	2,900	493,609
Chipotle Mexican Grill, Inc. (a)	36,710	24,361,490
Darden Restaurants, Inc.	44,100	2,513,259
DineEquity, Inc.	6,400	635,712
Domino's Pizza, Inc.	93,000	8,728,050
Dunkin' Brands Group, Inc.	234,500	11,338,075

	Shares	Value
Fiesta Restaurant Group, Inc. (a)	75,576	$ 4,236,791
Jack in the Box, Inc.	183,998	13,707,851
McDonald's Corp.	183,044	17,720,490
Noodles & Co. (a)	29,300	717,264
Panera Bread Co. Class A (a)(d)	74,786	12,519,176
Papa John's International, Inc.	82,476	4,353,083
Red Robin Gourmet Burgers, Inc. (a)	63,919	4,304,945
Ruth's Hospitality Group, Inc.	537,237	7,059,294
Sonic Corp.	254,968	6,932,580
Starbucks Corp.	840,300	68,240,763
Texas Roadhouse, Inc. Class A	129,108	4,268,310
The Cheesecake Factory, Inc.	47,700	2,310,111
Whitbread PLC	32,331	2,316,482
Yum! Brands, Inc.	527,536	40,752,156
		250,379,234
TOTAL HOTELS, RESTAURANTS & LEISURE		376,785,032
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	8,000	893,120
Facebook, Inc. Class A (a)	11,000	854,700
		1,747,820
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	3,300	852,027
MEDIA - 1.7%
Broadcasting - 0.2%
CBS Corp. Class B	16,700	916,496
Cable & Satellite - 0.8%
DIRECTV (a)	37,725	3,308,860
Movies & Entertainment - 0.7%
Twenty-First Century Fox, Inc. Class A	79,800	2,936,640
TOTAL MEDIA		7,161,996
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Specialized REITs - 0.4%
Gaming & Leisure Properties	48,195	1,537,421
SOFTWARE - 0.5%
Application Software - 0.5%
Intuit, Inc.	21,300	1,999,431
SPECIALTY RETAIL - 0.6%
Computer & Electronics Retail - 0.3%
GameStop Corp. Class A	33,600	1,270,416
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 0.3%
Sally Beauty Holdings, Inc. (a)	43,549	$ 1,378,326
TOTAL SPECIALTY RETAIL		2,648,742
TOTAL COMMON STOCKS (Cost $259,326,059)		411,932,957
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.11% (b)	8,307,691	8,307,691
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,918,475	10,918,475
TOTAL MONEY MARKET FUNDS (Cost $19,226,166)		19,226,166
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $278,552,225)		431,159,123
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(10,901,638)
NET ASSETS - 100%		$ 420,257,485
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,692
Fidelity Securities Lending Cash Central Fund	14,911
Total	$ 16,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 800,653 shares of the Fund held by affiliated entities were redeemed for cash and investments with a value of $105,518,036. The Fund recognized a net gain of $60,205,269 on investments delivered through in-kind redemptions. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $282,396,507. Net unrealized appreciation aggregated $148,762,616, of which $152,965,437 related to appreciated investment securities and $4,202,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2014

1.810693.110

FIN-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BANKS - 28.1%
Diversified Banks - 23.2%
Bank of America Corp.	3,664,617	$ 62,445,074
Citigroup, Inc.	1,171,380	63,219,379
JPMorgan Chase & Co.	1,043,110	62,753,498
PT Bank Rakyat Indonesia Tbk	6,689,500	6,317,313
U.S. Bancorp	1,269,084	56,093,513
Wells Fargo & Co.	918,301	50,029,038
		300,857,815
Regional Banks - 4.9%
CoBiz, Inc.	386,265	4,434,322
Fifth Third Bancorp	1,047,028	21,066,203
Popular, Inc. (a)	166,927	5,448,497
Prosperity Bancshares, Inc.	209,400	11,764,092
SunTrust Banks, Inc.	523,500	20,568,315
		63,281,429
TOTAL BANKS		364,139,244
CAPITAL MARKETS - 12.4%
Asset Management & Custody Banks - 9.2%
Affiliated Managers Group, Inc. (a)	56,883	11,580,810
Ameriprise Financial, Inc.	157,040	20,693,161
Artisan Partners Asset Management, Inc.	322,900	16,710,075
Franklin Resources, Inc.	63,600	3,616,296
Invesco Ltd.	785,310	31,695,112
Oaktree Capital Group LLC Class A	258,500	11,971,135
The Blackstone Group LP	706,804	23,692,070
		119,958,659
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	255,400	6,051,841
Investment Banking & Brokerage - 2.7%
E*TRADE Financial Corp. (a)	648,944	14,802,413
FXCM, Inc. Class A	312,700	5,034,470
Raymond James Financial, Inc.	260,461	14,663,954
		34,500,837
TOTAL CAPITAL MARKETS		160,511,337
CONSUMER FINANCE - 6.8%
Consumer Finance - 6.8%
Capital One Financial Corp.	660,316	54,938,291
Navient Corp.	908,559	19,043,397
Springleaf Holdings, Inc. (a)	373,313	14,801,860
		88,783,548
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
H&R Block, Inc.	314,461	10,578,468

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 9.5%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	392,690	$ 58,389,076
Specialized Finance - 5.0%
IntercontinentalExchange Group, Inc.	134,247	30,338,480
McGraw Hill Financial, Inc.	366,676	34,269,539
		64,608,019
TOTAL DIVERSIFIED FINANCIAL SERVICES		122,997,095
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Health Care Facilities - 0.8%
Brookdale Senior Living, Inc. (a)	286,500	10,147,830
INSURANCE - 12.5%
Insurance Brokers - 2.8%
Arthur J. Gallagher & Co.	165,000	7,911,750
Brown & Brown, Inc.	310,200	9,988,440
Marsh & McLennan Companies, Inc.	323,264	18,293,510
		36,193,700
Life & Health Insurance - 4.3%
MetLife, Inc.	452,550	25,166,306
Prudential PLC	392,642	9,476,915
Torchmark Corp.	392,900	21,118,375
		55,761,596
Property & Casualty Insurance - 5.4%
Allstate Corp.	407,600	27,777,940
FNF Group	463,500	15,017,400
The Travelers Companies, Inc.	261,712	27,335,818
		70,131,158
TOTAL INSURANCE		162,086,454
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	259,600	14,246,848
IT SERVICES - 4.7%
Data Processing & Outsourced Services - 4.7%
EVERTEC, Inc.	565,870	12,471,775
Fiserv, Inc. (a)	259,610	18,559,519
The Western Union Co.	680,540	12,644,433
Visa, Inc. Class A	70,100	18,099,119
		61,774,846
REAL ESTATE INVESTMENT TRUSTS - 13.1%
Mortgage REITs - 4.5%
Altisource Residential Corp. Class B	699,400	14,183,832
Blackstone Mortgage Trust, Inc.	388,500	11,095,560
NorthStar Realty Finance Corp.	830,600	15,175,062
Redwood Trust, Inc. (d)	572,186	11,186,236
Starwood Property Trust, Inc.	312,300	7,513,938
		59,154,628
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Office REITs - 1.3%
Boston Properties, Inc.	129,700	$ 16,814,308
Residential REITs - 1.3%
Essex Property Trust, Inc.	81,200	16,435,692
Retail REITs - 1.1%
Washington Prime Group, Inc.	837,589	14,431,658
Specialized REITs - 4.9%
American Tower Corp.	497,372	52,229,034
Outfront Media, Inc.	415,300	11,238,018
		63,467,052
TOTAL REAL ESTATE INVESTMENT TRUSTS		170,303,338
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Real Estate Services - 3.7%
CBRE Group, Inc. (a)	882,531	29,776,596
Realogy Holdings Corp. (a)	389,400	17,920,188
		47,696,784
THRIFTS & MORTGAGE FINANCE - 1.7%
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	234,700	2,185,057
Ocwen Financial Corp. (a)(d)	785,780	18,025,793
Radian Group, Inc.	99,900	1,703,295
		21,914,145
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	181,900	8,059,989
TOTAL COMMON STOCKS (Cost $1,059,555,474)		1,243,239,926
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	51,205,051	$ 51,205,051
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,393,225	24,393,225
TOTAL MONEY MARKET FUNDS (Cost $75,598,276)		75,598,276
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,135,153,750)		1,318,838,202
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(21,142,484)
NET ASSETS - 100%		$ 1,297,695,718
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,238
Fidelity Securities Lending Cash Central Fund	243,769
Total	$ 275,007
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,243,239,926	$ 1,233,763,011	$ 9,476,915	$ -
Money Market Funds	75,598,276	75,598,276	-	-
Total Investments in Securities:	$ 1,318,838,202	$ 1,309,361,287	$ 9,476,915	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,140,798,183. Net unrealized appreciation aggregated $178,040,019, of which $192,627,838 related to appreciated investment securities and $14,587,819 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2014

1.810697.110

IND-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 67.5%
Commodity Chemicals - 12.2%
Axiall Corp.	905,227	$ 39,178,225
Cabot Corp.	1,077,587	46,422,448
Koppers Holdings, Inc.	29,015	846,658
LyondellBasell Industries NV Class A	1,320,196	104,110,657
Methanex Corp.	927,400	46,633,489
Orion Engineered Carbons SA (a)	888,000	15,078,240
		252,269,717
Diversified Chemicals - 21.7%
E.I. du Pont de Nemours & Co.	2,929,800	209,187,720
Eastman Chemical Co.	1,509,230	125,145,352
FMC Corp.	1,459,036	79,371,558
Huntsman Corp.	1,336,100	34,097,272
		447,801,902
Fertilizers & Agricultural Chemicals - 14.4%
CF Industries Holdings, Inc.	293,262	78,638,205
Monsanto Co.	1,423,230	170,659,509
The Mosaic Co.	1,041,100	47,651,147
		296,948,861
Industrial Gases - 8.1%
Airgas, Inc.	400,996	46,367,167
Praxair, Inc.	948,774	121,803,606
		168,170,773
Specialty Chemicals - 11.1%
Ashland, Inc.	281,300	32,082,265
Ecolab, Inc.	332,220	36,195,369
NewMarket Corp.	90,629	35,682,450
Sherwin-Williams Co.	304,354	74,524,120
W.R. Grace & Co. (a)	540,640	51,939,285
		230,423,489
TOTAL CHEMICALS		1,395,614,742
CONSTRUCTION MATERIALS - 2.9%
Construction Materials - 2.9%
Eagle Materials, Inc.	617,655	50,888,595
Vulcan Materials Co.	157,235	10,393,234
		61,281,829
CONTAINERS & PACKAGING - 13.0%
Metal & Glass Containers - 2.1%
Aptargroup, Inc.	655,924	42,799,041
Paper Packaging - 10.9%
Graphic Packaging Holding Co. (a)	4,268,595	53,144,008
Packaging Corp. of America	576,400	42,814,992
Rock-Tenn Co. Class A	1,871,642	106,327,982
Sealed Air Corp.	583,900	23,081,567
		225,368,549
TOTAL CONTAINERS & PACKAGING		268,167,590

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc. (c)	1,452,587	$ 10,589,359
METALS & MINING - 14.7%
Diversified Metals & Mining - 4.6%
Copper Mountain Mining Corp. (a)	3,636,327	6,167,038
Freeport-McMoRan, Inc.	3,319,400	89,125,890
		95,292,928
Gold - 2.3%
Franco-Nevada Corp.	364,600	18,234,781
Royal Gold, Inc.	474,404	30,210,047
		48,444,828
Steel - 7.8%
Carpenter Technology Corp.	552,233	27,843,588
Nucor Corp.	1,014,800	54,423,724
Steel Dynamics, Inc.	1,986,000	44,764,440
TimkenSteel Corp.	500,300	17,820,686
Worthington Industries, Inc.	413,072	15,576,945
		160,429,383
TOTAL METALS & MINING		304,167,139
PAPER & FOREST PRODUCTS - 0.7%
Paper Products - 0.7%
Domtar Corp.	341,600	13,903,120
TOTAL COMMON STOCKS (Cost $1,697,832,641)		2,053,723,779
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $3,318,078)	3,318,078	3,318,078
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,701,150,719)	2,057,041,857
NET OTHER ASSETS (LIABILITIES) - 0.5%	9,910,949
NET ASSETS - 100%	$ 2,066,952,806
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,495
Fidelity Securities Lending Cash Central Fund	152,882
Total	$ 170,377
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 9,986,520	$ -	$ -	$ 10,589,359
Total	$ -	$ 9,986,520	$ -	$ -	$ 10,589,359
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,053,723,779	$ 2,043,134,420	$ 10,589,359	$ -
Money Market Funds	3,318,078	3,318,078	-	-
Total Investments in Securities:	$ 2,057,041,857	$ 2,046,452,498	$ 10,589,359	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,705,681,142. Net unrealized appreciation aggregated $351,360,715, of which $410,374,065 related to appreciated investment securities and $59,013,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2014

1.810695.110

GOL-QTLY-0115

Consolidated Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
Australia - 7.4%
METALS & MINING - 7.4%
Gold - 7.4%
Beadell Resources Ltd. (a)(d)	7,992,418	$ 1,360,789
Evolution Mining Ltd. (d)	1,437,195	654,564
Gryphon Minerals Ltd. (a)	2,601,597	141,743
Intrepid Mines Ltd. (Australia)	8,709,798	1,297,564
Kingsgate Consolidated NL (a)	78,274	46,644
Medusa Mining Ltd. (a)(d)	1,983,595	1,097,612
Newcrest Mining Ltd. (a)	6,471,850	56,968,077
Northern Star Resources Ltd.	4,141,518	4,142,667
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	532,939
(Canada) (a)	1,300,000	306,845
Regis Resources Ltd. (a)(d)	2,525,393	3,095,808
Resolute Mng Ltd. (a)	2,390,161	539,207
Saracen Mineral Holdings Ltd. (a)	4,516,787	942,059
Silver Lake Resources Ltd. (a)(d)	4,346,985	943,650
Troy Resources NL (a)(f)	734,826	311,557
Troy Resources NL (a)	195,000	82,172
		72,463,897
Bailiwick of Jersey - 7.5%
METALS & MINING - 7.5%
Gold - 7.5%
Centamin PLC	1,848,700	1,321,355
Lydian International Ltd. (a)	2,325,200	1,219,617
Polyus Gold International Ltd. (a)(d)	222,400	638,275
Polyus Gold International Ltd. sponsored GDR (a)	1,754,831	4,895,978
Randgold Resources Ltd. sponsored ADR	1,008,995	65,261,797
		73,337,022
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.9%
Continental Gold Ltd. (a)	4,618,700	8,963,645
Steel - 0.0%
African Minerals Ltd. (a)(d)	1,718,700	86,045
TOTAL METALS & MINING		9,049,690
Canada - 59.0%
METALS & MINING - 59.0%
Diversified Metals & Mining - 0.3%
First Quantum Minerals Ltd.	13,000	211,382
Ivanhoe Mines Ltd. (a)	2,225,300	1,906,455
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(f)	837,300	47,578
NovaCopper, Inc. (a)	488,333	294,562
Sabina Gold & Silver Corp. (a)(d)	980,000	329,837
True Gold Mining, Inc. (a)	191,000	35,899
		2,825,713

	Shares	Value
Gold - 57.9%
Agnico Eagle Mines Ltd. (Canada)	1,869,701	$ 43,608,377
Alacer Gold Corp.	2,207,363	3,936,551
Alamos Gold, Inc.	1,150,300	7,783,304
Argonaut Gold, Inc. (a)	4,428,962	7,085,410
ATAC Resources Ltd. (a)	67,200	29,961
AuRico Gold, Inc.	142,100	475,778
B2Gold Corp. (a)	21,838,693	35,510,070
Barrick Gold Corp. (d)	3,575,769	42,325,301
Centerra Gold, Inc.	1,345,600	6,128,662
Detour Gold Corp. (a)	2,042,100	15,138,568
Detour Gold Corp. (a)(f)	785,900	5,826,062
Eldorado Gold Corp.	8,717,308	54,335,524
Franco-Nevada Corp.	1,326,600	66,347,396
Gabriel Resources Ltd. (a)	1,020,600	517,482
Goldcorp, Inc.	4,539,200	88,887,217
Golden Queen Mining Co. Ltd. (a)	15,000	15,211
GoldQuest Mining Corp. (a)	2,318,500	192,550
Guyana Goldfields, Inc. (a)(f)	155,000	379,404
Guyana Goldfields, Inc. (a)(d)	2,966,500	7,261,299
IAMGOLD Corp. (a)	3,152,700	6,173,659
Kinross Gold Corp. (a)	4,394,591	12,178,384
Kirkland Lake Gold, Inc. (a)(d)	406,000	1,213,847
Lake Shore Gold Corp. (a)(d)	2,806,600	2,257,253
Midas Gold Corp. (a)	100,500	43,929
New Gold, Inc. (a)	6,820,175	27,187,689
NGEx Resources, Inc. (a)	65,000	69,324
Novagold Resources, Inc. (a)	1,935,700	5,381,175
OceanaGold Corp. (a)	2,842,300	5,193,117
Orezone Gold Corp. (a)	371,100	145,987
Osisko Gold Royalties Ltd. (d)	385,193	4,593,087
Pilot Gold, Inc. (a)	1,418,150	954,607
Premier Gold Mines Ltd. (a)(e)	10,038,422	17,287,955
Pretium Resources, Inc. (a)	960,438	5,272,795
Pretium Resources, Inc. (a)(f)	225,000	1,235,248
Pretium Resources, Inc. (a)(g)	225,000	1,235,248
Primero Mining Corp. (a)	1,606,800	6,615,987
Probe Mines Ltd. (a)	20,000	42,836
Richmont Mines, Inc. (a)	239,900	677,399
Rio Alto Mining Ltd. (a)	2,742,235	6,256,870
Romarco Minerals, Inc. (a)(f)	5,900,000	2,682,053
Romarco Minerals, Inc. (a)	14,328,600	6,513,569
Roxgold, Inc. (a)	100,000	50,704
Rubicon Minerals Corp. (a)(d)	5,376,402	5,264,070
Sandstorm Gold Ltd. (a)	144,400	382,491
Seabridge Gold, Inc. (a)	644,866	4,836,918
SEMAFO, Inc. (a)	2,859,300	8,223,706
Teranga Gold Corp. (a)(d)	85,000	36,039
Teranga Gold Corp. CDI unit (a)(d)	3,338,072	1,562,935
Timmins Gold Corp. (a)	122,600	112,536
Torex Gold Resources, Inc. (a)	18,339,500	20,681,838
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Virginia Mines, Inc. (a)	175,000	$ 1,919,967
Yamana Gold, Inc.	7,086,720	25,586,287
		567,653,636
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	12,000	22,030
Dalradian Resources, Inc. (a)(d)	56,000	31,331
Gold Standard Ventures Corp. (a)	2,125,400	966,175
Tahoe Resources, Inc.	343,900	5,342,340
		6,361,876
Silver - 0.2%
MAG Silver Corp. (a)	171,000	1,082,297
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2
Silver Wheaton Corp.	54,900	1,083,698
		2,165,997
TOTAL METALS & MINING		579,007,222
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	8,067,400	3,314,694
Peru - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	670,800	6,204,900
South Africa - 6.1%
METALS & MINING - 6.1%
Gold - 6.1%
AngloGold Ashanti Ltd. sponsored ADR (a)	2,937,008	25,140,788
Gold Fields Ltd. sponsored ADR (d)	5,426,026	22,246,707
Harmony Gold Mining Co. Ltd. (a)	1,484,000	2,479,129
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,707,900	2,920,509
Sibanye Gold Ltd. ADR	1,023,906	7,034,234
		59,821,367
United Kingdom - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Acacia Mining PLC	832,800	3,033,520
Pan African Resources PLC	15,000	2,874
		3,036,394

	Shares	Value
Precious Metals & Minerals - 0.0%
Fresnillo PLC	9,700	$ 108,016
TOTAL METALS & MINING		3,144,410
United States of America - 7.7%
METALS & MINING - 7.3%
Gold - 7.3%
Gold Resource Corp. (d)	115,000	414,000
McEwen Mining, Inc. (a)(d)	679,110	910,007
Newmont Mining Corp.	1,722,500	31,694,000
Royal Gold, Inc.	601,113	38,278,876
		71,296,883
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
Cloud Peak Energy, Inc. (a)	58,600	683,862
Peabody Energy Corp.	324,500	3,280,695
		3,964,557
TOTAL UNITED STATES OF AMERICA		75,261,440
TOTAL COMMON STOCKS (Cost $1,401,603,842)		881,604,642
Commodities - 10.1%
	Troy Ounces
Gold Bullion (a)	47,510	55,482,178
Silver Bullion (a)	2,837,000	43,900,305
TOTAL COMMODITIES (Cost $117,679,788)		99,382,483
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	2,442,750	2,442,750
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	59,739,768	59,739,768
TOTAL MONEY MARKET FUNDS (Cost $62,182,518)		62,182,518
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $1,581,466,148)	1,043,169,643
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(61,919,551)
NET ASSETS - 100%	$ 981,250,092
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,481,902 or 1.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,235,248 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,286
Fidelity Securities Lending Cash Central Fund	370,211
Total	$ 376,497
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$ 225,764,683	$ 43,547,155	$ 139,272,308	$ -	$ 99,280,409
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 955,824	$ 668,621	$ -	$ 17,287,955
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 881,604,642	$ 879,125,511	$ 2,479,131	$ -
Commodities	99,382,483	99,382,483	-	-
Money Market Funds	62,182,518	62,182,518	-	-
Total Investments in Securities:	$ 1,043,169,643	$ 1,040,690,512	$ 2,479,131	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes on an unconsolidated basis was $1,712,426,331. Net unrealized depreciation aggregated $669,358,764, of which $103,864,223 related to appreciated investment securities and $773,222,987 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2014, the Fund held $99,280,409 in the Subsidiary, representing 10.1% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2014

1.810676.110

MED-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Stericycle, Inc. (a)	9,000	$ 1,160,280
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
H&R Block, Inc.	103,200	3,471,648
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
CVS Health Corp.	42,700	3,901,072
Jean Coutu Group, Inc. Class A (sub. vtg.)	33,000	778,914
		4,679,986
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
IDEXX Laboratories, Inc. (a)	13,000	1,941,550
HEALTH CARE PROVIDERS & SERVICES - 92.8%
Health Care Distributors & Services - 19.9%
AmerisourceBergen Corp.	98,900	9,004,845
Cardinal Health, Inc.	735,200	60,426,088
Henry Schein, Inc. (a)	14,200	1,948,240
McKesson Corp.	339,000	71,447,640
MWI Veterinary Supply, Inc. (a)	85,400	13,956,068
		156,782,881
Health Care Facilities - 13.3%
AmSurg Corp. (a)	427,516	22,047,000
Community Health Systems, Inc. (a)	531,200	25,008,896
HCA Holdings, Inc. (a)	555,500	38,712,795
LifePoint Hospitals, Inc. (a)	184,600	12,772,474
U.S. Physical Therapy, Inc.	155,600	6,048,172
		104,589,337
Health Care Services - 38.3%
Accretive Health, Inc. (a)(d)	1,140,700	9,695,950
Adeptus Health, Inc. Class A	58,100	1,768,564
Air Methods Corp. (a)(d)	306,599	13,606,864
AMN Healthcare Services, Inc. (a)	334,376	5,724,517
BioScrip, Inc. (a)(d)	716,002	4,639,693
Catamaran Corp. (a)	307,612	15,535,226
Corvel Corp. (a)	84,200	2,918,372
DaVita HealthCare Partners, Inc. (a)	453,500	34,706,355
Express Scripts Holding Co. (a)	1,229,050	102,195,508
Fresenius SE & Co. KGaA	333,800	18,107,067
IPC The Hospitalist Co., Inc. (a)	169,700	7,480,376
Laboratory Corp. of America Holdings (a)	96,200	10,066,368
Landauer, Inc.	63,100	2,082,300
MEDNAX, Inc. (a)	285,500	18,688,830
Omnicare, Inc.	214,500	15,083,640
Providence Service Corp. (a)	60,500	2,367,365

	Shares	Value
Quest Diagnostics, Inc.	438,700	$ 28,651,497
Team Health Holdings, Inc. (a)	160,500	9,174,180
		302,492,672
Managed Health Care - 21.3%
Cigna Corp.	373,300	38,408,837
UnitedHealth Group, Inc.	1,316,397	129,836,235
		168,245,072
TOTAL HEALTH CARE PROVIDERS & SERVICES		732,109,963
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Castlight Health, Inc. Class B (a)	4,500	55,935
MedAssets, Inc. (a)	624,700	12,081,698
		12,137,633
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Danaher Corp.	13,800	1,153,128
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	14,900	780,611
Xerox Corp.	239,100	3,337,836
		4,118,447
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	3,800	365,218
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Huron Consulting Group, Inc. (a)	29,600	2,047,136
Verisk Analytics, Inc. (a)	16,500	1,022,670
		3,069,806
SPECIALTY RETAIL - 1.8%
Specialty Stores - 1.8%
PetSmart, Inc.	175,500	13,822,380
TOTAL COMMON STOCKS (Cost $461,491,731)		778,030,039
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	15,587,186	$ 15,587,186
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,680,339	12,680,339
TOTAL MONEY MARKET FUNDS (Cost $28,267,525)		28,267,525
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $489,759,256)	806,297,564
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(17,622,861)
NET ASSETS - 100%	$ 788,674,703
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,679
Fidelity Securities Lending Cash Central Fund	56,272
Total	$ 63,951
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $492,375,668. Net unrealized appreciation aggregated $313,921,896, of which $320,327,843 related to appreciated investment securities and $6,405,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2014

1.810698.110

MES-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 0.8%
Biotechnology - 0.8%
Puma Biotechnology, Inc. (a)	63,300	$ 14,370,366
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Keysight Technologies, Inc. (a)	400,003	14,080,106
HEALTH CARE EQUIPMENT & SUPPLIES - 84.8%
Health Care Equipment - 79.9%
Abbott Laboratories	3,280,000	145,992,800
Atricure, Inc. (a)	1,000,000	18,730,000
Boston Scientific Corp. (a)	14,000,000	180,180,000
Cardiovascular Systems, Inc. (a)	400,000	12,264,000
CONMED Corp.	520,000	22,063,600
Covidien PLC	1,000,000	101,000,000
DexCom, Inc. (a)	180,000	9,262,800
Edwards Lifesciences Corp. (a)	600,000	77,808,000
Exactech, Inc. (a)	300,000	6,654,000
Genmark Diagnostics, Inc. (a)(d)	1,266,906	14,392,052
HeartWare International, Inc. (a)(d)	257,700	18,948,681
Inogen, Inc.	400,000	9,716,000
Integra LifeSciences Holdings Corp. (a)	480,000	23,635,200
Intuitive Surgical, Inc. (a)	82,000	42,457,140
Lumenis Ltd. Class B	485,140	4,924,171
Masimo Corp. (a)	330,000	8,662,500
Medtronic, Inc.	4,360,000	322,073,200
Natus Medical, Inc. (a)	600,000	20,538,000
Neovasc, Inc. (a)	2,225,000	14,106,500
Nevro Corp.	350,000	9,446,500
NxStage Medical, Inc. (a)	1,280,000	22,118,400
PW Medtech Group Ltd. (a)	12,000,000	6,266,723
ResMed, Inc. (d)	900,000	47,880,000
Roka Bioscience, Inc.	284,115	1,012,586
Smith & Nephew PLC sponsored ADR (d)	630,000	21,867,300
St. Jude Medical, Inc.	400,000	27,184,000
Steris Corp.	520,000	33,150,000
Stryker Corp.	700,000	65,037,000
Teleflex, Inc.	50,000	5,957,500
Thoratec Corp. (a)	180,000	5,614,200
Tornier NV (a)	1,000,000	26,690,000
TriVascular Technologies, Inc. (d)	400,000	5,388,000
Volcano Corp. (a)	1,100,000	12,166,000
Zeltiq Aesthetics, Inc. (a)(d)	440,000	12,042,800
Zimmer Holdings, Inc.	1,200,000	134,748,000
		1,489,977,653
Health Care Supplies - 4.9%
ASAHI INTECC Co. Ltd.	160,000	7,870,951
Derma Sciences, Inc. (a)	400,000	3,284,000
Sientra, Inc.	300,000	5,211,000
The Cooper Companies, Inc.	350,000	59,115,000

	Shares	Value
The Spectranetics Corp. (a)	250,000	$ 8,207,500
Vascular Solutions, Inc. (a)	280,000	7,201,600
		90,890,051
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,580,867,704
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Distributors & Services - 0.5%
Amplifon SpA	1,600,000	9,967,495
Health Care Services - 0.4%
Miraca Holdings, Inc.	200,000	7,589,605
TOTAL HEALTH CARE PROVIDERS & SERVICES		17,557,100
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Castlight Health, Inc.	999,300	12,421,299
Castlight Health, Inc. Class B (a)(d)	9,000	111,870
		12,533,169
INDUSTRIAL CONGLOMERATES - 2.0%
Industrial Conglomerates - 2.0%
Danaher Corp.	450,000	37,602,000
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	786,900	33,632,106
Bruker BioSciences Corp. (a)	660,000	12,658,800
Thermo Fisher Scientific, Inc.	90,000	11,636,100
		57,927,006
PHARMACEUTICALS - 5.0%
Pharmaceuticals - 5.0%
Actavis PLC (a)	240,000	64,946,400
Mallinckrodt PLC (a)	300,000	27,666,000
		92,612,400
TOTAL COMMON STOCKS (Cost $1,283,737,173)		1,827,549,851
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.6%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (a)(e)	173,891	3,164,816
Ariosa Diagnostics Series B (a)(e)	26,588	483,902
		3,648,718
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e)	455,526	3,329,895
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (e)	265,152	$ 3,876,522
TOTAL CONVERTIBLE PREFERRED STOCKS		10,855,135
Nonconvertible Preferred Stocks - 0.6%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	100,000	11,598,902
TOTAL PREFERRED STOCKS (Cost $18,314,751)		22,454,037
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.11% (b)	21,729,585	21,729,585
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	52,830,032	52,830,032
TOTAL MONEY MARKET FUNDS (Cost $74,559,617)		74,559,617
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,376,611,541)		1,924,563,505
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(60,248,831)
NET ASSETS - 100%		$ 1,864,314,674
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,855,135 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 3,000,003
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Penumbra, Inc.	5/16/14	$ 3,500,006
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,259
Fidelity Securities Lending Cash Central Fund	756,616
Total	$ 767,875
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 18,640,000	$ -	$ 11,323,958	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,827,549,851	$ 1,826,537,265	$ 1,012,586	$ -
Preferred Stocks	22,454,037	11,598,902	-	10,855,135
Money Market Funds	74,559,617	74,559,617	-	-
Total Investments in Securities:	$ 1,924,563,505	$ 1,912,695,784	$ 1,012,586	$ 10,855,135
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,379,007,961. Net unrealized appreciation aggregated $545,555,544, of which $562,979,339 related to appreciated investment securities and $17,423,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2014

1.810687.110

INE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.2%
	Shares	Value
AEROSPACE & DEFENSE - 33.4%
Aerospace & Defense - 33.4%
Alliant Techsystems, Inc.	39,200	$ 4,456,256
Honeywell International, Inc.	66,600	6,598,062
Huntington Ingalls Industries, Inc.	42,500	4,631,225
L-3 Communications Holdings, Inc.	75,300	9,382,380
Teledyne Technologies, Inc. (a)	28,600	3,057,626
Textron, Inc.	48,700	2,109,684
The Boeing Co.	181,300	24,359,468
Triumph Group, Inc.	61,000	4,151,660
United Technologies Corp.	237,000	26,088,961
		84,835,322
AIR FREIGHT & LOGISTICS - 1.2%
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	68,300	3,117,895
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	98,000	4,900,000
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Hyundai Motor Co.	11,240	1,807,236
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Lennox International, Inc.	37,500	3,512,625
CONSTRUCTION & ENGINEERING - 6.0%
Construction & Engineering - 6.0%
AECOM Technology Corp. (a)	396,717	12,698,906
MasTec, Inc. (a)	104,400	2,516,040
		15,214,946
DIVERSIFIED CONSUMER SERVICES - 1.4%
Specialized Consumer Services - 1.4%
H&R Block, Inc.	104,500	3,515,380
ELECTRICAL EQUIPMENT - 5.8%
Electrical Components & Equipment - 4.1%
AMETEK, Inc.	60,500	3,083,080
Regal-Beloit Corp.	34,828	2,518,761
Rockwell Automation, Inc.	41,400	4,777,974
		10,379,815
Heavy Electrical Equipment - 1.7%
Babcock & Wilcox Co.	146,000	4,325,980
TOTAL ELECTRICAL EQUIPMENT		14,705,795

	Shares	Value
INDUSTRIAL CONGLOMERATES - 11.1%
Industrial Conglomerates - 11.1%
Danaher Corp.	153,500	$ 12,826,460
General Electric Co.	585,055	15,498,107
		28,324,567
MACHINERY - 32.4%
Agricultural & Farm Machinery - 0.1%
Deere & Co.	2,000	173,240
Construction Machinery & Heavy Trucks - 22.0%
Allison Transmission Holdings, Inc.	206,433	6,789,581
Caterpillar, Inc.	132,700	13,349,620
Cummins, Inc.	76,000	11,067,120
Manitowoc Co., Inc.	962,600	19,386,764
Navistar International Corp. (a)(d)	78,900	2,824,620
Terex Corp.	84,800	2,433,760
		55,851,465
Industrial Machinery - 10.3%
Global Brass & Copper Holdings, Inc.	515,200	6,311,200
Hy-Lok Corp.	25,686	730,240
Illinois Tool Works, Inc.	8,900	844,877
Ingersoll-Rand PLC	60,500	3,815,130
Metka SA	64,999	727,407
Parker Hannifin Corp.	34,500	4,451,535
TriMas Corp. (a)	76,500	2,381,445
Valmont Industries, Inc. (d)	52,300	7,072,006
		26,333,840
TOTAL MACHINERY		82,358,545
PROFESSIONAL SERVICES - 3.8%
Human Resource & Employment Services - 0.5%
Towers Watson & Co.	11,598	1,310,110
Research & Consulting Services - 3.3%
CBIZ, Inc. (a)	288,800	2,498,120
CRA International, Inc. (a)	26,000	773,500
Dun & Bradstreet Corp.	40,800	5,179,560
		8,451,180
TOTAL PROFESSIONAL SERVICES		9,761,290
ROAD & RAIL - 1.3%
Trucking - 1.3%
J.B. Hunt Transport Services, Inc.	39,700	3,276,441
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	23,900	1,969,121
TOTAL COMMON STOCKS (Cost $211,566,303)		257,299,163
Money Market Funds - 2.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $7,252,000)	7,252,000	$ 7,252,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $218,818,303)	264,551,163
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(10,335,986)
NET ASSETS - 100%	$ 254,215,177
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,383
Fidelity Securities Lending Cash Central Fund	40,989
Total	$ 42,372
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $219,054,095. Net unrealized appreciation aggregated $45,497,068, of which $55,927,562 related to appreciated investment securities and $10,430,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2014

1.810700.110

BAM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Wayfair, LLC. (d)	2,100	$ 50,946
INTERNET SOFTWARE & SERVICES - 7.1%
Internet Software & Services - 7.1%
Facebook, Inc. Class A (a)	235,700	18,313,890
Google, Inc.:
Class A (a)	20,000	10,981,600
Class C (a)	27,700	15,008,691
HomeAway, Inc. (a)	266,100	8,344,896
Yahoo!, Inc. (a)	162,200	8,392,228
		61,041,305
MEDIA - 92.8%
Advertising - 1.0%
Interpublic Group of Companies, Inc.	319,000	6,472,510
Omnicom Group, Inc.	22,000	1,699,940
		8,172,450
Broadcasting - 5.6%
CBS Corp. Class B	459,400	25,211,872
Cumulus Media, Inc. Class A (a)	210	838
Discovery Communications, Inc. Class A (a)	450	15,705
Entercom Communications Corp. Class A (a)	3,053	32,423
Liberty Media Corp.:
Class A (a)	128,093	4,709,980
Class C (a)	256,186	9,358,475
Nexstar Broadcasting Group, Inc. Class A	80,400	4,125,324
Sinclair Broadcast Group, Inc. Class A (d)	155,600	4,537,296
		47,991,913
Cable & Satellite - 37.3%
Charter Communications, Inc. Class A (a)	151,900	25,777,430
Comcast Corp. Class A	2,477,150	141,296,636
DIRECTV (a)	452,413	39,681,144
DISH Network Corp. Class A (a)	147,600	11,720,916
Liberty Broadband Corp.:
Class A (a)	32,023	1,756,141
Class C (a)	64,046	3,484,102
Liberty Global PLC:
Class A (a)	244,789	12,726,580
Class C	613,847	30,643,242
Starz Series A (a)	444,300	14,657,457
Time Warner Cable, Inc.	264,669	39,509,788
		321,253,436

	Shares	Value
Movies & Entertainment - 47.7%
AMC Entertainment Holdings, Inc. Class A	12,185	$ 319,491
DreamWorks Animation SKG, Inc. Class A (a)(d)	533,800	12,725,792
Lions Gate Entertainment Corp. (d)	504,577	17,105,160
Live Nation Entertainment, Inc. (a)	1,377,800	36,925,040
SFX Entertainment, Inc. (a)(d)	327,800	1,425,930
The Madison Square Garden Co. Class A (a)	250,200	18,274,608
The Walt Disney Co.	1,985,104	183,641,971
Time Warner, Inc.	994,022	84,611,153
Twenty-First Century Fox, Inc. Class A	1,163,707	42,824,418
Viacom, Inc. Class B (non-vtg.)	165,400	12,509,202
		410,362,765
Publishing - 1.2%
Gannett Co., Inc.	326,900	10,640,595
TOTAL MEDIA		798,421,159
TOTAL COMMON STOCKS (Cost $538,250,959)		859,513,410
Money Market Funds - 3.0%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $26,048,075)	26,048,075	26,048,075
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $564,299,034)		885,561,485
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(25,182,936)
NET ASSETS - 100%		$ 860,378,549
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,502
Fidelity Securities Lending Cash Central Fund	394,253
Total	$ 395,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $566,352,977. Net unrealized appreciation aggregated $319,208,508, of which $323,724,380 related to appreciated investment securities and $4,515,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2014

1.810696.110

HEA-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 25.2%
Biotechnology - 25.2%
Acceleron Pharma, Inc. (a)	318,241	$ 12,328,656
Acorda Therapeutics, Inc. (a)	649,973	23,691,516
Actelion Ltd.	260,000	30,917,464
Alexion Pharmaceuticals, Inc. (a)	1,600,000	311,840,000
Alnylam Pharmaceuticals, Inc. (a)	379,800	38,188,890
Amgen, Inc.	1,900,000	314,089,000
Array BioPharma, Inc. (a)(d)	2,400,000	9,672,000
Avalanche Biotechnologies, Inc. (a)(d)	158,110	6,243,764
BioCryst Pharmaceuticals, Inc. (a)	1,400,000	15,134,000
Biogen Idec, Inc. (a)	264,000	81,230,160
BioMarin Pharmaceutical, Inc. (a)	800,000	71,776,000
Celgene Corp. (a)	2,600,000	295,594,000
Celldex Therapeutics, Inc. (a)	448,700	9,099,636
Cubist Pharmaceuticals, Inc. (a)	1,426,314	108,128,864
Discovery Laboratories, Inc. (a)	3,863,741	6,066,073
Dyax Corp. (a)	1,400,000	19,656,000
Genomic Health, Inc. (a)(d)	530,000	17,627,800
Gilead Sciences, Inc. (a)	1,500,000	150,480,000
Innate Pharma SA (a)(d)	1,280,000	14,069,885
Insmed, Inc. (a)	1,489,298	21,013,995
Intercept Pharmaceuticals, Inc. (a)	230,000	33,057,900
Neurocrine Biosciences, Inc. (a)	2,000,000	39,860,000
NPS Pharmaceuticals, Inc. (a)	660,000	21,898,800
Prothena Corp. PLC (a)	292,790	7,097,230
PTC Therapeutics, Inc. (a)	600,000	26,850,000
Puma Biotechnology, Inc. (a)	660,000	149,833,200
Swedish Orphan Biovitrum AB (a)	56,958	640,119
Ultragenyx Pharmaceutical, Inc.	720,000	31,384,800
Vanda Pharmaceuticals, Inc. (a)(d)(e)	2,450,000	31,923,500
Vertex Pharmaceuticals, Inc. (a)	1,880,000	221,614,400
		2,121,007,652
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc. (d)	850,000	16,328,500
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Keysight Technologies, Inc. (a)	2,350,034	82,721,197
HEALTH CARE EQUIPMENT & SUPPLIES - 16.2%
Health Care Equipment - 15.3%
Boston Scientific Corp. (a)	22,207,065	285,804,927
CONMED Corp.	930,000	39,459,900
Covidien PLC	280,000	28,280,000
Edwards Lifesciences Corp. (a)	700,000	90,776,000
Genmark Diagnostics, Inc. (a)(e)	2,145,486	24,372,721
HeartWare International, Inc. (a)	674,990	49,632,015
Lumenis Ltd. Class B	1,156,034	11,733,745
Medtronic, Inc.	5,600,000	413,672,000
Nevro Corp.	359,900	9,713,701

	Shares	Value
NxStage Medical, Inc. (a)	2,200,000	$ 38,016,000
ResMed, Inc. (d)	600,000	31,920,000
Steris Corp.	800,000	51,000,000
TriVascular Technologies, Inc. (e)	1,200,000	16,164,000
Volcano Corp. (a)	2,200,000	24,332,000
Zeltiq Aesthetics, Inc. (a)	1,080,000	29,559,600
Zimmer Holdings, Inc.	1,280,000	143,731,200
		1,288,167,809
Health Care Supplies - 0.9%
Derma Sciences, Inc. (a)	1,000,000	8,210,000
The Cooper Companies, Inc.	400,000	67,560,000
		75,770,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,363,937,809
HEALTH CARE PROVIDERS & SERVICES - 13.1%
Health Care Distributors & Services - 7.0%
Amplifon SpA	3,000,000	18,689,054
Cardinal Health, Inc.	1,700,000	139,723,000
EBOS Group Ltd. (d)	3,280,000	24,239,167
McKesson Corp.	1,828,000	385,269,280
United Drug PLC (United Kingdom)	2,800,000	16,169,199
		584,089,700
Health Care Facilities - 3.1%
Brookdale Senior Living, Inc. (a)	1,760,000	62,339,200
HCA Holdings, Inc. (a)	1,280,000	89,203,200
Surgical Care Affiliates, Inc. (a)(f)	1,000,000	31,800,000
Universal Health Services, Inc. Class B	700,000	73,234,000
		256,576,400
Health Care Services - 0.7%
Air Methods Corp. (a)(d)	1,400,000	62,132,000
Managed Health Care - 2.3%
Cigna Corp.	900,000	92,601,000
Humana, Inc.	500,000	68,985,000
UnitedHealth Group, Inc.	350,000	34,520,500
		196,106,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,098,904,600
HEALTH CARE TECHNOLOGY - 4.2%
Health Care Technology - 4.2%
athenahealth, Inc. (a)(d)	600,000	70,380,000
Castlight Health, Inc.	1,875,650	23,314,330
Castlight Health, Inc. Class B (a)	33,600	417,648
Cerner Corp. (a)	2,880,000	185,472,000
HealthStream, Inc. (a)	1,000,000	28,650,000
Medidata Solutions, Inc. (a)	1,128,000	48,176,880
		356,410,858
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.9%
Industrial Conglomerates - 1.9%
Danaher Corp.	1,900,000	$ 158,764,000
LIFE SCIENCES TOOLS & SERVICES - 4.0%
Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc.	4,328,125	184,984,063
Bruker BioSciences Corp. (a)	2,280,000	43,730,400
Illumina, Inc. (a)	210,000	40,086,900
PRA Health Sciences, Inc.	1,100,000	24,024,000
Thermo Fisher Scientific, Inc.	350,000	45,251,500
		338,076,863
PHARMACEUTICALS - 31.4%
Pharmaceuticals - 31.4%
AbbVie, Inc.	1,280,000	88,576,000
Actavis PLC (a)	2,400,000	649,464,001
Allergan, Inc.	1,240,100	265,244,989
Avanir Pharmaceuticals, Inc. Class A (a)	4,600,000	68,632,000
Bristol-Myers Squibb Co.	1,700,000	100,385,000
Dechra Pharmaceuticals PLC	2,000,000	24,867,040
Endo Health Solutions, Inc. (a)	1,100,000	80,487,000
Jazz Pharmaceuticals PLC (a)	664,600	117,694,014
Mallinckrodt PLC (a)	2,280,520	210,309,554
Meda AB:
rights 12/4/14 (a)	1,400,000	867,425
(A Shares) (d)	1,400,000	20,070,944
Merck & Co., Inc.	1,400,000	84,560,000
Mylan, Inc. (a)	1,400,000	82,054,000
Omeros Corp. (a)(d)	582,561	13,008,587
Pacira Pharmaceuticals, Inc. (a)	260,000	24,421,800
Perrigo Co. PLC	1,280,000	205,043,200
Prestige Brands Holdings, Inc. (a)	1,700,000	56,865,000
Shire PLC sponsored ADR	1,240,000	264,864,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,100,000	176,638,000
TherapeuticsMD, Inc. (a)	3,600,000	13,824,000
UCB SA	400,000	31,374,730
Valeant Pharmaceuticals International (Canada) (a)	400,000	58,308,701
		2,637,559,985
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	575,000	33,591,500
TOTAL COMMON STOCKS (Cost $6,087,658,616)		8,207,302,964
Convertible Preferred Stocks - 0.4%
	Shares	Value
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(g)	248,344	$ 4,519,861
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (g)	1,639,892	11,987,611
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (g)	1,250,000	18,275,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,300,003)		34,782,472
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	176,212,685	176,212,685
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	65,612,128	65,612,128
TOTAL MONEY MARKET FUNDS (Cost $241,824,813)		241,824,813
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,359,783,432)		8,483,910,249
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(77,969,165)
NET ASSETS - 100%		$ 8,405,941,084
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,782,472 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 10,800,001
Ariosa Diagnostics	11/30/11	$ 3,000,002
Penumbra, Inc.	5/16/14	$ 16,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 101,823
Fidelity Securities Lending Cash Central Fund	531,325
Total	$ 633,148
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Genmark Diagnostics, Inc.	$ 25,254,925	$ 1,355,146	$ 96,624	$ -	$ 24,372,721
TriVascular Technologies, Inc.	-	14,635,293	-	-	16,164,000
Vanda Pharmaceuticals, Inc.	24,208,000	10,195,404	-	-	31,923,500
Total	$ 49,462,925	$ 26,185,843	$ 96,624	$ -	$ 72,460,221
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,207,302,964	$ 8,207,302,964	$ -	$ -
Convertible Preferred Stocks	34,782,472	-	-	34,782,472
Money Market Funds	241,824,813	241,824,813	-	-
Total Investments in Securities:	$ 8,483,910,249	$ 8,449,127,777	$ -	$ 34,782,472
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $6,367,264,596. Net unrealized appreciation aggregated $2,116,645,653, of which $2,199,695,107 related to appreciated investment securities and $83,049,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2014

1.810678.110

CYC-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 25.7%
Aerospace & Defense - 25.7%
Alliant Techsystems, Inc.	80,400	$ 9,139,872
General Dynamics Corp.	228,897	33,272,468
Honeywell International, Inc.	534,759	52,978,574
L-3 Communications Holdings, Inc.	100,000	12,460,000
Northrop Grumman Corp.	132,400	18,659,132
Teledyne Technologies, Inc. (a)	156,721	16,755,042
Textron, Inc.	479,219	20,759,767
The Boeing Co.	397,698	53,434,703
United Technologies Corp.	698,571	76,898,698
		294,358,256
AIR FREIGHT & LOGISTICS - 5.0%
Air Freight & Logistics - 5.0%
FedEx Corp.	323,417	57,626,441
AIRLINES - 5.1%
Airlines - 5.1%
American Airlines Group, Inc.	552,459	26,810,835
Delta Air Lines, Inc.	681,273	31,795,011
		58,605,846
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
A.O. Smith Corp.	430,939	23,240,540
Lennox International, Inc.	175,372	16,427,095
		39,667,635
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Diversified Support Services - 1.6%
KAR Auction Services, Inc.	521,200	18,059,580
Environmental & Facility Services - 1.0%
Waste Connections, Inc.	247,097	11,665,449
Office Services & Supplies - 0.6%
West Corp.	224,503	7,013,474
TOTAL COMMERCIAL SERVICES & SUPPLIES		36,738,503
CONSTRUCTION & ENGINEERING - 3.7%
Construction & Engineering - 3.7%
AECOM Technology Corp. (a)	221,300	7,083,813
EMCOR Group, Inc.	291,545	12,638,476
Jacobs Engineering Group, Inc. (a)	353,200	16,406,140
Tutor Perini Corp. (a)	227,517	5,744,804
		41,873,233
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Caesarstone Sdot-Yam Ltd.	60,200	3,732,400

	Shares	Value
ELECTRICAL EQUIPMENT - 3.4%
Electrical Components & Equipment - 2.3%
AMETEK, Inc.	5,000	$ 254,800
EnerSys	96,700	5,872,591
Hubbell, Inc. Class B	71,593	7,646,132
Rockwell Automation, Inc.	112,435	12,976,123
		26,749,646
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	429,700	12,732,011
TOTAL ELECTRICAL EQUIPMENT		39,481,657
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc.	474,507	3,459,156
INDUSTRIAL CONGLOMERATES - 9.3%
Industrial Conglomerates - 9.3%
Danaher Corp.	906,221	75,723,827
General Electric Co.	1,172,784	31,067,048
		106,790,875
MACHINERY - 15.8%
Agricultural & Farm Machinery - 2.1%
Deere & Co.	283,450	24,552,439
Construction Machinery & Heavy Trucks - 7.1%
Caterpillar, Inc.	375,796	37,805,078
Cummins, Inc.	157,678	22,961,070
Manitowoc Co., Inc.	1,001,543	20,171,076
		80,937,224
Industrial Machinery - 6.6%
Flowserve Corp.	141,500	8,330,105
Global Brass & Copper Holdings, Inc.	180,377	2,209,618
Hyster-Yale Materials Handling Class A	81,400	5,975,574
IDEX Corp.	74,098	5,691,467
Ingersoll-Rand PLC	210,700	13,286,742
Pall Corp.	184,829	17,763,915
Valmont Industries, Inc. (d)	169,638	22,938,450
		76,195,871
TOTAL MACHINERY		181,685,534
OIL, GAS & CONSUMABLE FUELS - 1.8%
Oil & Gas Storage & Transport - 1.8%
Golar LNG Ltd.	244,600	10,155,792
Scorpio Tankers, Inc.	1,283,608	10,589,766
		20,745,558
PROFESSIONAL SERVICES - 9.7%
Human Resource & Employment Services - 2.7%
On Assignment, Inc. (a)	223,700	6,874,301
Towers Watson & Co.	209,428	23,656,987
		30,531,288
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 7.0%
Corporate Executive Board Co.	192,800	$ 14,114,888
Dun & Bradstreet Corp.	174,517	22,154,933
Huron Consulting Group, Inc. (a)	262,208	18,134,305
Nielsen Holdings B.V. (d)	264,951	11,067,003
Verisk Analytics, Inc. (a)	248,550	15,405,129
		80,876,258
TOTAL PROFESSIONAL SERVICES		111,407,546
ROAD & RAIL - 10.9%
Railroads - 6.8%
CSX Corp.	540,000	19,704,600
Union Pacific Corp.	498,766	58,240,906
		77,945,506
Trucking - 4.1%
J.B. Hunt Transport Services, Inc.	393,820	32,501,965
Swift Transporation Co. (a)	491,300	14,282,091
		46,784,056
TOTAL ROAD & RAIL		124,729,562
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	89,766	7,395,821
TOTAL COMMON STOCKS (Cost $890,185,156)		1,128,298,023
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	12,629,957	$ 12,629,957
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	15,194,400	15,194,400
TOTAL MONEY MARKET FUNDS (Cost $27,824,357)		27,824,357
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $918,009,513)		1,156,122,380
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,404,565)
NET ASSETS - 100%		$ 1,147,717,815
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,614
Fidelity Securities Lending Cash Central Fund	142,755
Total	$ 152,369
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,128,298,023	$ 1,124,838,867	$ 3,459,156	$ -
Money Market Funds	27,824,357	27,824,357	-	-
Total Investments in Securities:	$ 1,156,122,380	$ 1,152,663,224	$ 3,459,156	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $919,942,009. Net unrealized appreciation aggregated $236,180,371, of which $252,535,409 related to appreciated investment securities and $16,355,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2014

1.810674.110

PRC-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. Class B (a)	41,500	$ 6,170,635
INSURANCE - 97.7%
Insurance Brokers - 11.5%
Aon PLC	84,700	7,833,903
Arthur J. Gallagher & Co.	148,400	7,115,780
Brown & Brown, Inc.	148,700	4,788,140
Marsh & McLennan Companies, Inc.	401,700	22,732,203
Willis Group Holdings PLC	79,900	3,412,529
		45,882,555
Life & Health Insurance - 27.5%
AFLAC, Inc.	304,900	18,211,677
American Equity Investment Life Holding Co.	600	16,200
CNO Financial Group, Inc.	174,000	3,017,160
FBL Financial Group, Inc. Class A	300	15,423
Lincoln National Corp.	3,600	203,868
MetLife, Inc.	655,175	36,434,282
Primerica, Inc.	59,500	3,119,585
Principal Financial Group, Inc.	262,300	13,972,721
Protective Life Corp.	13,200	920,172
Prudential Financial, Inc.	252,989	21,499,005
StanCorp Financial Group, Inc.	31,600	2,088,760
Torchmark Corp.	80,900	4,348,375
Unum Group	191,400	6,358,308
		110,205,536
Multi-Line Insurance - 16.9%
American International Group, Inc.	804,800	44,103,038
Assurant, Inc.	62,800	4,244,652
Genworth Financial, Inc. Class A (a)	250,700	2,278,863
Hartford Financial Services Group, Inc.	266,700	11,014,710
Loews Corp.	90,700	3,776,748
Zurich Insurance Group AG	7,915	2,480,375
		67,898,386
Property & Casualty Insurance - 36.1%
ACE Ltd.	267,049	30,534,383
Allied World Assurance Co.	169,400	6,386,380
Allstate Corp.	302,800	20,635,820
Amtrust Financial Services, Inc. (d)	31,600	1,621,712
Arch Capital Group Ltd. (a)	10,300	590,396
Argo Group International Holdings, Ltd.	18,100	1,021,564
Assured Guaranty Ltd.	110,200	2,816,712
Axis Capital Holdings Ltd.	17,000	850,850
Beazley PLC	280,296	1,189,126
Employers Holdings, Inc.	800	16,224
esure Group PLC	253,200	833,315
First American Financial Corp.	67,600	2,163,876
FNF Group	63,900	2,070,360
FNFV Group (a)	21,299	303,937
Hanover Insurance Group, Inc.	48,100	3,428,568

	Shares	Value
Hilltop Holdings, Inc. (a)	500	$ 10,190
Hiscox Ltd.	268,117	2,944,155
Markel Corp. (a)	7,600	5,295,528
MBIA, Inc. (a)	900	9,288
Meadowbrook Insurance Group, Inc.	700	4,263
Mercury General Corp.	200	11,032
ProAssurance Corp.	104,500	4,711,905
Progressive Corp.	135,400	3,688,296
Selective Insurance Group, Inc.	160,500	4,296,585
The Chubb Corp.	210,158	21,656,782
The Travelers Companies, Inc.	190,200	19,866,390
W.R. Berkley Corp.	25,000	1,306,000
XL Group PLC Class A	188,600	6,699,072
		144,962,709
Reinsurance - 5.7%
Alleghany Corp. (a)	25	11,414
Everest Re Group Ltd.	9,000	1,578,510
Maiden Holdings Ltd.	700	9,142
Muenchener Rueckversicherungs AG	19,600	4,037,159
PartnerRe Ltd.	20,400	2,376,804
Reinsurance Group of America, Inc.	97,233	8,334,813
Validus Holdings Ltd.	158,300	6,569,450
		22,917,292
TOTAL INSURANCE		391,866,478
TOTAL COMMON STOCKS (Cost $294,827,839)		398,037,113
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.11% (b)	2,394,206	2,394,206
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,461,175	1,461,175
TOTAL MONEY MARKET FUNDS (Cost $3,855,381)		3,855,381
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $298,683,220)		401,892,494
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(757,063)
NET ASSETS - 100%		$ 401,135,431
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,305
Fidelity Securities Lending Cash Central Fund	45,187
Total	$ 46,492
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $300,330,993. Net unrealized appreciation aggregated $101,561,501, of which $103,271,612 related to appreciated investment securities and $1,710,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2014

1.810708.110

SOF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Security & Alarm Services - 0.3%
Mix Telematics Ltd. (a)	29,426,200	$ 10,118,348
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
QUALCOMM, Inc.	432,000	31,492,800
Radware Ltd. (a)	7	142
Riverbed Technology, Inc. (a)	1,530,504	31,643,170
		63,136,112
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
H&R Block, Inc.	753,900	25,361,196
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
8x8, Inc. (a)	13,100	101,918
inContact, Inc. (a)(e)	3,337,956	27,571,517
		27,673,435
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Trimble Navigation Ltd. (a)	539,000	15,159,375
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	335,903	11,034,414
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Ctrip.com International Ltd. sponsored ADR (a)	94,200	5,094,336
Groupon, Inc. Class A (a)(d)	4,294,500	32,337,585
Wayfair, LLC. (d)	7,200	174,672
		37,606,593
INTERNET SOFTWARE & SERVICES - 33.8%
Internet Software & Services - 33.8%
Actua Corp. (a)	367,789	6,200,923
Angie's List, Inc. (a)(d)	75,575	448,916
Benefitfocus, Inc. (a)	6,402	173,430
ChannelAdvisor Corp. (a)(d)	783,112	13,782,771
Cornerstone OnDemand, Inc. (a)	792,622	25,181,601
Cvent, Inc. (a)	225,000	6,057,000
Demandware, Inc. (a)(d)	431,550	24,166,800
E2open, Inc. (a)(d)(e)	1,557,466	10,481,746
Endurance International Group Holdings, Inc. (a)(d)	500,000	8,310,000
Facebook, Inc. Class A (a)	2,152,100	167,218,170
Five9, Inc. (d)	1,000,000	4,410,000
Google, Inc.:
Class A (a)	364,500	200,139,660
Class C (a)	661,600	358,474,726
HomeAway, Inc. (a)	16,700	523,712
Marketo, Inc. (a)	154,800	4,947,408

	Shares	Value
MercadoLibre, Inc.	38,300	$ 5,398,002
Opower, Inc. (d)	266,800	4,154,076
Rackspace Hosting, Inc. (a)	375,200	17,225,432
SciQuest, Inc. (a)	1,099,257	16,389,922
SPS Commerce, Inc. (a)	36	2,098
Textura Corp. (a)	427,100	10,233,316
Twitter, Inc.	887,900	37,060,946
Web.com Group, Inc. (a)(e)	2,874,134	48,774,054
Wix.com Ltd. (a)(d)	306,104	6,553,687
Yahoo!, Inc. (a)	960,159	49,678,627
Yelp, Inc. (a)	42,100	2,403,489
		1,028,390,512
IT SERVICES - 19.2%
Data Processing & Outsourced Services - 15.9%
Computer Sciences Corp.	166,500	10,552,770
ExlService Holdings, Inc. (a)	660,310	18,508,489
Fidelity National Information Services, Inc.	401,600	24,573,904
FleetCor Technologies, Inc. (a)	78,300	11,892,987
MasterCard, Inc. Class A	1,048,600	91,532,294
Quindell PLC	889,967	922,139
The Western Union Co.	298,600	5,547,988
Total System Services, Inc.	407,300	13,436,827
Visa, Inc. Class A	943,130	243,506,735
WEX, Inc. (a)	46,400	5,246,912
WNS Holdings Ltd. sponsored ADR (a)(e)	2,927,854	59,816,057
		485,537,102
IT Consulting & Other Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	799,100	43,143,409
HCL Technologies Ltd.	1	27
Lionbridge Technologies, Inc. (a)(e)	6,154,175	31,201,667
Unisys Corp. (a)	982,200	26,244,384
		100,589,487
TOTAL IT SERVICES		586,126,589
MEDIA - 2.9%
Advertising - 2.9%
MDC Partners, Inc.:
Class A (e)	619	13,661
Class A (sub. vtg.) (e)	3,859,081	87,680,318
		87,693,979
PROFESSIONAL SERVICES - 2.9%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	211,500	12,355,830
Research & Consulting Services - 2.5%
ICF International, Inc. (a)(e)	1,938,336	75,168,670
TOTAL PROFESSIONAL SERVICES		87,524,500
Common Stocks - continued
	Shares	Value
SOFTWARE - 31.5%
Application Software - 12.1%
Actuate Corp. (a)	229,600	$ 826,560
Adobe Systems, Inc. (a)	1,168,100	86,065,608
Autodesk, Inc. (a)	777,700	48,217,400
BroadSoft, Inc. (a)	1,161,600	31,328,352
Comverse, Inc. (a)	349,700	7,011,485
Informatica Corp. (a)	429,100	15,610,658
Interactive Intelligence Group, Inc. (a)	120,928	5,469,573
Intuit, Inc.	254,750	23,913,383
Kingdee International Software Group Co. Ltd. (a)	13,170,000	4,313,634
Nuance Communications, Inc. (a)	328,000	4,962,640
Qlik Technologies, Inc. (a)	473,800	14,607,254
salesforce.com, Inc. (a)	2,062,026	123,453,497
TiVo, Inc. (a)	250,300	3,048,654
		368,828,698
Home Entertainment Software - 0.5%
Activision Blizzard, Inc.	747,900	16,192,035
Systems Software - 18.9%
CommVault Systems, Inc. (a)	348,537	16,485,800
Covisint Corp. (a)(d)	764,100	1,757,430
Imperva, Inc. (a)(d)	861,874	36,664,120
Microsoft Corp.	6,675,000	319,131,750
Oracle Corp.	4,144,500	175,768,245
Red Hat, Inc. (a)	316,300	19,658,045
Rovi Corp. (a)	241,900	5,389,532
		574,854,922
TOTAL SOFTWARE		959,875,655
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Cray, Inc. (a)	7	235
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	238,800	3,004,104
TOTAL COMMON STOCKS (Cost $2,094,561,283)		2,942,705,047
Convertible Preferred Stocks - 0.4%
	Shares	Value
SOFTWARE - 0.4%
Application Software - 0.4%
Deem, Inc. (a)(f) (Cost $8,064,516)	159,864,333	$ 11,190,503
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	92,083,423	92,083,423
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	44,334,025	44,334,025
TOTAL MONEY MARKET FUNDS (Cost $136,417,448)		136,417,448
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,239,043,247)	3,090,312,998
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(44,781,768)
NET ASSETS - 100%	$ 3,045,531,230
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,190,503 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$ 8,064,516
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,277
Fidelity Securities Lending Cash Central Fund	659,166
Total	$ 685,443
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
E2open, Inc.	$ 24,811,468	$ 12,560,791	$ 3,681,400	$ -	$ 10,481,746
ICF International, Inc.	65,033,476	14,410,783	1,891,705	-	75,168,670
inContact, Inc.	30,108,363	-	-	-	27,571,517
Lionbridge Technologies, Inc.	44,063,893	-	-	-	31,201,667
MDC Partners, Inc. Class A	-	12,739	-	100	13,661
MDC Partners, Inc. Class A (sub. vtg.)	76,723,790	9,200,458	-	1,759,051	87,680,318
Move, Inc.	-	32,667,762	49,857,632	-	-
Web.com Group, Inc.	108,103,592	9,195,354	13,488,809	-	48,774,054
WNS Holdings Ltd. sponsored ADR	58,235,016	-	-	-	59,816,057
Total	$ 407,079,598	$ 78,047,887	$ 68,919,546	$ 1,759,151	$ 340,707,690
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,942,705,047	$ 2,942,705,047	$ -	$ -
Convertible Preferred Stocks	11,190,503	-	-	11,190,503
Money Market Funds	136,417,448	136,417,448	-	-
Total Investments in Securities:	$ 3,090,312,998	$ 3,079,122,495	$ -	$ 11,190,503
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $2,240,731,397. Net unrealized appreciation aggregated $849,581,601 of which $943,354,251 related to appreciated investment securities and $93,772,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2014

1.810707.110

PHR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 7.4%
Biotechnology - 7.4%
Agios Pharmaceuticals, Inc. (a)	27,953	$ 2,817,942
Alexion Pharmaceuticals, Inc. (a)	58,300	11,362,670
Alnylam Pharmaceuticals, Inc. (a)	27,400	2,755,070
AMAG Pharmaceuticals, Inc. (a)	228,900	8,515,080
Cara Therapeutics, Inc.	376,300	3,477,012
Celgene Corp. (a)	228,900	26,023,641
Cubist Pharmaceuticals, Inc. (a)	190,800	14,464,548
Genmab A/S (a)	83,300	4,116,485
Innate Pharma SA (a)(d)	302,300	3,322,911
Intercept Pharmaceuticals, Inc. (a)	10,598	1,523,251
Knight Therapeutics, Inc. (a)	471,500	2,787,355
Medivation, Inc. (a)	83,500	9,676,815
MEI Pharma, Inc. (a)	252,767	1,615,181
Novavax, Inc. (a)	370,400	1,977,936
Oncothyreon, Inc. (a)	971,900	1,700,825
Pfenex, Inc. (a)(d)	333,500	2,551,275
Regeneron Pharmaceuticals, Inc. (a)	39,400	16,394,734
Repligen Corp. (a)	276,100	6,314,407
United Therapeutics Corp. (a)	75,000	9,942,750
		131,339,888
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Keysight Technologies, Inc. (a)	186,250	6,556,000
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
Tsuruha Holdings, Inc.	142,400	8,036,727
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Health Care Equipment - 1.9%
Abbott Laboratories	661,800	29,456,718
DBV Technologies SA (a)(d)	76,200	3,884,787
		33,341,505
Health Care Supplies - 0.8%
Sientra, Inc.	79,700	1,384,389
West Pharmaceutical Services, Inc.	248,500	12,924,485
		14,308,874
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		47,650,379
HEALTH CARE PROVIDERS & SERVICES - 3.4%
Health Care Distributors & Services - 2.1%
Arseus NV	261,000	10,727,685
McKesson Corp.	100,200	21,118,152
PharMerica Corp. (a)	268,950	5,865,800
		37,711,637

	Shares	Value
Health Care Services - 1.3%
Accretive Health, Inc. (a)	406,452	$ 3,454,842
Express Scripts Holding Co. (a)	235,300	19,565,195
		23,020,037
TOTAL HEALTH CARE PROVIDERS & SERVICES		60,731,674
HOUSEHOLD PRODUCTS - 0.9%
Household Products - 0.9%
Reckitt Benckiser Group PLC	200,267	16,438,536
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	241,500	10,321,710
Eurofins Scientific SA	27,500	6,674,840
PRA Health Sciences, Inc.	209,000	4,564,560
		21,561,110
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	314,400
PHARMACEUTICALS - 82.4%
Pharmaceuticals - 82.4%
AbbVie, Inc.	807,390	55,871,388
Actavis PLC (a)	556,307	150,542,235
Akorn, Inc. (a)(d)	295,300	11,832,671
Allergan, Inc.	284,700	60,894,483
AstraZeneca PLC sponsored ADR (d)	1,190,400	88,291,968
Avanir Pharmaceuticals, Inc. Class A (a)	638,100	9,520,452
Bristol-Myers Squibb Co.	1,701,910	100,497,786
Catalent, Inc. (a)	743,000	21,390,970
DepoMed, Inc. (a)	27,300	422,877
Eli Lilly & Co.	295,700	20,143,084
Endo Health Solutions, Inc. (a)	101,300	7,412,121
GlaxoSmithKline PLC sponsored ADR	799,800	37,150,710
Impax Laboratories, Inc. (a)	530,000	16,933,500
Jazz Pharmaceuticals PLC (a)	94,300	16,699,587
Johnson & Johnson	912,600	98,788,950
Lannett Co., Inc. (a)	50,300	2,471,239
Mallinckrodt PLC (a)	522,900	48,221,838
Merck & Co., Inc.	638,236	38,549,454
Mylan, Inc. (a)	807,300	47,315,853
Novartis AG sponsored ADR	829,498	80,170,982
Novo Nordisk A/S Series B sponsored ADR	1,167,800	53,088,188
Pacira Pharmaceuticals, Inc. (a)	33,400	3,137,262
Perrigo Co. PLC	410,352	65,734,287
Pfizer, Inc.	1,123,688	35,002,881
Prestige Brands Holdings, Inc. (a)	564,200	18,872,490
Recordati SpA	840,400	14,692,635
Roche Holding AG (participation certificate)	183,353	54,866,660
Sagent Pharmaceuticals, Inc. (a)	393,300	11,338,839
Sanofi SA sponsored ADR	1,659,622	80,143,146
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Shire PLC sponsored ADR	240,800	$ 51,434,880
Tetraphase Pharmaceuticals, Inc. (a)	90,600	2,391,840
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,189,389	67,771,385
The Medicines Company (a)	147,300	3,949,113
Valeant Pharmaceuticals International (Canada) (a)	490,227	71,461,249
Zoetis, Inc. Class A	200,300	8,999,479
		1,456,006,482
TOTAL COMMON STOCKS (Cost $1,258,068,655)		1,748,635,196
Convertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(e) (Cost $200,000)	112,714	668,394
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	20,701,085	20,701,085
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,284,841	12,284,841
TOTAL MONEY MARKET FUNDS (Cost $32,985,926)		32,985,926
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,291,254,581)		1,782,289,516
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,999,533)
NET ASSETS - 100%		$ 1,767,289,983
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $668,394 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,632
Fidelity Securities Lending Cash Central Fund	282,897
Total	$ 294,529
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,748,635,196	$ 1,693,768,536	$ 54,866,660	$ -
Convertible Preferred Stocks	668,394	-	-	668,394
Money Market Funds	32,985,926	32,985,926	-	-
Total Investments in Securities:	$ 1,782,289,516	$ 1,726,754,462	$ 54,866,660	$ 668,394
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,293,974,607. Net unrealized appreciation aggregated $488,314,909, of which $496,493,053 related to appreciated investment securities and $8,178,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2014

1.810725.110

GAS-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 21.8%
Oil & Gas Drilling - 1.6%
Archer Ltd. (a)	3,174,400	$ 2,193,054
Pacific Drilling SA (a)	371,400	2,284,110
Rowan Companies PLC	246,400	5,364,128
		9,841,292
Oil & Gas Equipment & Services - 20.2%
Baker Hughes, Inc.	876,300	49,949,101
Cameron International Corp. (a)	256,100	13,132,808
Era Group, Inc. (a)	221,200	4,656,260
Forum Energy Technologies, Inc. (a)	143,000	3,433,430
Halliburton Co.	323,502	13,651,784
Oil States International, Inc. (a)	211,500	10,543,275
Schlumberger Ltd.	72,900	6,265,755
Superior Energy Services, Inc.	176,000	3,398,560
Weatherford International Ltd. (a)	1,659,300	21,736,830
		126,767,803
TOTAL ENERGY EQUIPMENT & SERVICES		136,609,095
GAS UTILITIES - 1.6%
Gas Utilities - 1.6%
AGL Resources, Inc.	195,300	10,216,143
MULTI-UTILITIES - 2.6%
Multi-Utilities - 2.6%
NiSource, Inc.	386,300	16,162,792
OIL, GAS & CONSUMABLE FUELS - 71.1%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	59,500	2,328,235
Integrated Oil & Gas - 5.0%
Hess Corp.	284,600	20,755,878
Suncor Energy, Inc.	349,100	11,020,195
		31,776,073
Oil & Gas Exploration & Production - 47.7%
Anadarko Petroleum Corp.	171,900	13,605,885
Apache Corp.	90,000	5,768,100
Bellatrix Exploration Ltd. (a)	835,500	3,403,645
Cabot Oil & Gas Corp.	211,824	6,998,665
Canadian Natural Resources Ltd.	1,214,400	40,299,523
Chesapeake Energy Corp.	71,500	1,448,590
Cimarex Energy Co.	112,500	11,806,875
Crew Energy, Inc. (a)	1,163,600	7,293,480
Crown Point Energy, Inc. (a)(e)	181,658	32,555
Devon Energy Corp.	794,246	46,836,687
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	2,869,500	45,203,593
EOG Resources, Inc.	92,770	8,045,014
EQT Corp.	78,300	7,123,734
Gulfport Energy Corp. (a)	257,500	12,290,475
Lekoil Ltd. (a)(d)	3,774,900	2,125,420
Marathon Oil Corp.	952,900	27,557,868

	Shares	Value
Northern Blizzard Resources, Inc.	341,700	$ 3,241,057
PDC Energy, Inc. (a)	183,400	5,412,134
Range Resources Corp.	34,100	2,238,665
Sanchez Energy Corp. (a)(d)	68,100	768,849
Savannah Petroleum PLC (a)	1,200,000	670,956
Southwestern Energy Co. (a)	1,211,800	38,995,724
Surge Energy, Inc. (d)	1,893,200	8,291,749
Whitecap Resources, Inc. (d)	38,200	399,732
		299,858,975
Oil & Gas Refining & Marketing - 2.2%
Phillips 66 Co.	187,200	13,669,344
Oil & Gas Storage & Transport - 15.8%
Boardwalk Pipeline Partners, LP	1,460,500	24,098,250
Kinder Morgan Holding Co. LLC (d)	431,200	17,830,120
Spectra Energy Corp.	93,400	3,537,992
The Williams Companies, Inc.	741,000	38,346,750
TransCanada Corp.	320,000	15,232,101
		99,045,213
TOTAL OIL, GAS & CONSUMABLE FUELS		446,677,840
TOTAL COMMON STOCKS (Cost $755,227,440)		609,665,870
Convertible Bonds - 1.2%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Exploration & Production - 1.2%
American Energy Permian Holdings LLC 8% 5/1/22 (e) (Cost $7,680,596)	$ 8,000,000	7,660,000
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	9,192,802	9,192,802
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	27,465,975	27,465,975
TOTAL MONEY MARKET FUNDS (Cost $36,658,777)		36,658,777
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $799,566,813)	653,984,647
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(26,232,992)
NET ASSETS - 100%	$ 627,751,655
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,692,555 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,192
Fidelity Securities Lending Cash Central Fund	326,512
Total	$ 355,704
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 609,665,870	$ 609,665,870	$ -	$ -
Convertible Bonds	7,660,000	-	7,660,000	-
Money Market Funds	36,658,777	36,658,777	-	-
Total Investments in Securities:	$ 653,984,647	$ 646,324,647	$ 7,660,000	$ -

During the period, 4,263,025 shares of the Fund held by affiliated entities were redeemed for cash and investments with a value of $191,196,708. The Fund recognized a net realized gain of $33,190,903 on investments delivered through in-kind redemptions. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $801,449,706. Net unrealized depreciation aggregated $147,465,059, of which $4,011,155 related to appreciated investment securities and $151,476,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2014

1.810716.110

NAT-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONTAINERS & PACKAGING - 4.8%
Metal & Glass Containers - 1.5%
Ball Corp.	172,100	$ 11,542,747
Paper Packaging - 3.3%
Graphic Packaging Holding Co. (a)	457,800	5,699,610
Packaging Corp. of America	95,500	7,093,740
Rock-Tenn Co. Class A	211,600	12,020,996
		24,814,346
TOTAL CONTAINERS & PACKAGING		36,357,093
ENERGY EQUIPMENT & SERVICES - 21.9%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	127,400	1,527,526
Odfjell Drilling A/S	701,200	1,694,502
Vantage Drilling Co. (a)	2,249,900	1,732,423
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	2,426,654
		7,381,105
Oil & Gas Equipment & Services - 20.9%
Baker Hughes, Inc.	583,000	33,231,000
C&J Energy Services, Inc. (a)	44,400	672,660
Dril-Quip, Inc. (a)	62,600	4,992,350
FMC Technologies, Inc. (a)	370,200	17,684,454
Halliburton Co.	31,000	1,308,200
National Oilwell Varco, Inc.	98,858	6,627,440
Oceaneering International, Inc.	294,500	18,468,095
Schlumberger Ltd.	756,292	65,003,295
Total Energy Services, Inc.	100,000	1,554,332
Weatherford International Ltd. (a)	688,800	9,023,280
		158,565,106
TOTAL ENERGY EQUIPMENT & SERVICES		165,946,211
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
Renewable Electricity - 0.4%
NextEra Energy Partners LP	79,200	2,994,552
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (a)	183,712	6,090,053
METALS & MINING - 8.3%
Diversified Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	232,900	6,253,365
Teck Resources Ltd. Class B (sub. vtg.)	187,800	2,896,050
Turquoise Hill Resources Ltd. (a)	436,050	1,418,049
		10,567,464
Gold - 6.2%
AngloGold Ashanti Ltd. sponsored ADR (a)	325,400	2,785,424
B2Gold Corp. (a)	884,000	1,437,398
Barrick Gold Corp. (d)	244,200	2,890,522
Franco-Nevada Corp.	198,600	9,932,604

	Shares	Value
Gold Fields Ltd. sponsored ADR	1,768,900	$ 7,252,490
Goldcorp, Inc.	226,900	4,443,186
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	530,400	906,984
IAMGOLD Corp. (a)	508,200	995,164
Kinross Gold Corp. (a)	295,867	819,913
Newmont Mining Corp.	193,300	3,556,720
Randgold Resources Ltd. sponsored ADR	129,400	8,369,592
Royal Gold, Inc.	37,600	2,394,368
Yamana Gold, Inc.	390,000	1,408,078
		47,192,443
Silver - 0.7%
Pan American Silver Corp.	128,600	1,191,678
Silver Wheaton Corp.	193,600	3,821,565
		5,013,243
TOTAL METALS & MINING		62,773,150
OIL, GAS & CONSUMABLE FUELS - 63.2%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp. (d)	429,200	4,339,212
Integrated Oil & Gas - 9.0%
BG Group PLC	707,500	9,949,411
Chevron Corp.	400,200	43,569,774
Exxon Mobil Corp.	93,900	8,501,706
Imperial Oil Ltd.	139,300	6,037,673
		68,058,564
Oil & Gas Exploration & Production - 34.1%
Anadarko Petroleum Corp.	378,200	29,934,530
Bankers Petroleum Ltd. (a)	662,900	1,993,510
Bonanza Creek Energy, Inc. (a)	151,500	4,123,830
BPZ Energy, Inc. (a)	1,033,500	620,100
Canadian Natural Resources Ltd.	510,400	16,937,481
Cimarex Energy Co.	285,100	29,921,245
Concho Resources, Inc. (a)	198,200	18,878,550
ConocoPhillips Co.	310,900	20,541,163
Continental Resources, Inc. (a)(d)	204,400	8,376,312
Diamondback Energy, Inc. (a)	14,600	823,440
Energy XXI (Bermuda) Ltd.	266,300	1,067,863
EOG Resources, Inc.	553,800	48,025,536
Evolution Petroleum Corp.	78,400	616,224
Kodiak Oil & Gas Corp. (a)	916,000	6,714,280
Kosmos Energy Ltd. (a)	229,000	1,909,860
Memorial Resource Development Corp.	509,500	11,005,200
Murphy Oil Corp.	46,900	2,270,898
Newfield Exploration Co. (a)	35,300	961,219
Noble Energy, Inc.	552,800	27,186,704
Northern Oil & Gas, Inc. (a)(d)	317,795	2,761,639
Paramount Resources Ltd. Class A (a)	52,400	1,707,730
PDC Energy, Inc. (a)	99,700	2,942,147
Peyto Exploration & Development Corp. (d)	61,300	1,799,505
Pioneer Natural Resources Co.	53,600	7,677,128
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
SM Energy Co.	12,400	$ 538,780
Synergy Resources Corp. (a)	159,600	1,565,676
TAG Oil Ltd. (a)(d)	615,100	844,223
Trilogy Energy Corp.	177,600	1,658,159
Whiting Petroleum Corp. (a)	121,400	5,070,878
		258,473,810
Oil & Gas Refining & Marketing - 6.6%
Alon U.S.A. Energy, Inc.	61,900	864,124
CVR Refining, LP	43,617	972,223
Marathon Petroleum Corp.	53,300	4,801,797
Phillips 66 Co.	191,300	13,968,726
Tesoro Corp.	80,000	6,129,600
Valero Energy Corp.	425,900	20,702,999
World Fuel Services Corp.	52,700	2,386,256
		49,825,725
Oil & Gas Storage & Transport - 13.0%
Cheniere Energy, Inc. (a)	132,100	8,717,279
Dominion Midstream Partners LP	30,010	931,811
Enable Midstream Partners LP	53,700	1,080,444
EQT Midstream Partners LP	39,100	3,270,324
Golar LNG Ltd.	140,400	5,829,408
Kinder Morgan Holding Co. LLC (d)	534,000	22,080,900
Magellan Midstream Partners LP	47,400	3,928,986
MPLX LP	109,200	7,251,972
Phillips 66 Partners LP	116,700	7,264,575
Plains GP Holdings LP Class A	338,500	8,794,230
SemGroup Corp. Class A	30,000	2,219,700
Targa Resources Corp.	78,800	8,994,232

	Shares	Value
The Williams Companies, Inc.	213,600	$ 11,053,800
Valero Energy Partners LP	179,425	7,485,611
		98,903,272
TOTAL OIL, GAS & CONSUMABLE FUELS		479,600,583
TOTAL COMMON STOCKS (Cost $819,039,947)		753,761,642
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.11% (b)	4,955,823	4,955,823
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	39,682,215	39,682,215
TOTAL MONEY MARKET FUNDS (Cost $44,638,038)		44,638,038
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $863,677,985)		798,399,680
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(40,392,440)
NET ASSETS - 100%		$ 758,007,240
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,728
Fidelity Securities Lending Cash Central Fund	86,442
Total	$ 97,170
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 753,761,642	$ 743,812,231	$ 9,949,411	$ -
Money Market Funds	44,638,038	44,638,038	-	-
Total Investments in Securities:	$ 798,399,680	$ 788,450,269	$ 9,949,411	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $865,272,987. Net unrealized depreciation aggregated $66,873,307, of which $78,945,505 related to appreciated investment securities and $145,818,812 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2014

1.810717.110

RET-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
FOOD & STAPLES RETAILING - 2.5%
Drug Retail - 0.6%
CVS Health Corp.	54,000	$ 4,933,440
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp.	109,043	15,497,191
TOTAL FOOD & STAPLES RETAILING		20,430,631
FOOD PRODUCTS - 1.4%
Packaged Foods & Meats - 1.4%
Associated British Foods PLC	234,200	11,717,227
HOTELS, RESTAURANTS & LEISURE - 1.0%
Restaurants - 1.0%
Ruth's Hospitality Group, Inc.	153,400	2,015,676
Starbucks Corp.	74,100	6,017,661
		8,033,337
HOUSEHOLD DURABLES - 1.1%
Household Appliances - 1.1%
Techtronic Industries Co. Ltd.	2,674,500	8,552,606
INTERNET & CATALOG RETAIL - 19.6%
Internet Retail - 19.6%
Amazon.com, Inc. (a)	207,880	70,396,483
Ocado Group PLC (a)(d)	1,012,700	5,140,972
priceline.com, Inc. (a)	72,120	83,672,903
Wayfair, LLC. (d)	1,900	46,094
		159,256,452
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	24,400	2,724,016
HomeAway, Inc. (a)	110,200	3,455,872
		6,179,888
MULTILINE RETAIL - 1.7%
Department Stores - 1.2%
Macy's, Inc.	156,600	10,164,906
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	961,833	4,041,411
TOTAL MULTILINE RETAIL		14,206,317
SPECIALTY RETAIL - 53.5%
Apparel Retail - 16.9%
H&M Hennes & Mauritz AB (B Shares)	134,863	5,776,833
Inditex SA	353,310	10,286,756
L Brands, Inc.	616,683	49,889,655

	Shares	Value
Ross Stores, Inc.	183,600	$ 16,795,728
TJX Companies, Inc.	823,100	54,456,296
		137,205,268
Automotive Retail - 9.8%
AutoZone, Inc. (a)	68,363	39,493,989
O'Reilly Automotive, Inc. (a)	220,386	40,273,338
		79,767,327
Home Improvement Retail - 21.7%
Home Depot, Inc.	1,424,400	141,585,358
Lowe's Companies, Inc.	409,600	26,144,768
Lumber Liquidators Holdings, Inc. (a)(d)	134,900	8,578,291
		176,308,417
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (a)(d)	90,900	7,678,323
Specialty Stores - 4.1%
Signet Jewelers Ltd.	115,600	15,138,976
Tiffany & Co., Inc.	147,300	15,896,616
World Duty Free SpA (a)	267,861	2,592,964
		33,628,556
TOTAL SPECIALTY RETAIL		434,587,891
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	33,500	3,984,155
TEXTILES, APPAREL & LUXURY GOODS - 15.4%
Apparel, Accessories & Luxury Goods - 13.1%
Compagnie Financiere Richemont SA Series A	85,500	8,038,991
G-III Apparel Group Ltd. (a)	414,867	36,711,581
Kate Spade & Co. (a)	121,400	3,888,442
lululemon athletica, Inc. (a)(d)	239,357	11,534,614
Michael Kors Holdings Ltd. (a)	149,900	11,498,829
Prada SpA (d)	1,109,400	7,181,184
PVH Corp.	126,000	16,019,640
Ralph Lauren Corp.	24,900	4,604,010
Swatch Group AG (Bearer) (Reg.)	73,447	6,761,305
		106,238,596
Footwear - 2.3%
NIKE, Inc. Class B	184,820	18,350,778
TOTAL TEXTILES, APPAREL & LUXURY GOODS		124,589,374
TOTAL COMMON STOCKS (Cost $491,087,124)		791,537,878
Convertible Bonds - 0.2%
	Principal Amount	Value
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	$ 1,506,875
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	25,198,991	25,198,991
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	33,892,351	33,892,351
TOTAL MONEY MARKET FUNDS (Cost $59,091,342)		59,091,342
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $551,178,466)		852,136,095
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(40,610,984)
NET ASSETS - 100%		$ 811,525,111
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,642
Fidelity Securities Lending Cash Central Fund	183,756
Total	$ 193,398
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 791,537,878	$ 791,537,878	$ -	$ -
Convertible Bonds	1,506,875	-	1,506,875	-
Money Market Funds	59,091,342	59,091,342	-	-
Total Investments in Securities:	$ 852,136,095	$ 850,629,220	$ 1,506,875	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $552,676,070. Net unrealized appreciation aggregated $299,460,025, of which $313,463,752 related to appreciated investment securities and $14,003,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2014

1.810721.110

TEL-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	178,700	$ 2,047,902
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.2%
Alternative Carriers - 21.3%
8x8, Inc. (a)	1,015,586	7,901,259
Cogent Communications Group, Inc.	511,768	18,126,823
Globalstar, Inc. (a)(d)	248,600	701,052
Iliad SA	17,713	4,349,983
inContact, Inc. (a)	705,823	5,830,098
Inmarsat PLC	160,600	1,993,060
Iridium Communications, Inc. (a)(d)	466,976	4,459,621
Level 3 Communications, Inc. (a)	525,167	26,258,350
Lumos Networks Corp.	515,878	8,532,622
magicJack VocalTec Ltd. (a)(d)	201,700	1,639,821
Premiere Global Services, Inc. (a)	489,383	5,162,991
Towerstream Corp. (a)(d)	807,024	1,291,238
Vonage Holdings Corp. (a)	984,871	3,358,410
		89,605,328
Integrated Telecommunication Services - 39.9%
AT&T, Inc.	943,650	33,386,337
Atlantic Tele-Network, Inc.	102,000	6,933,960
Bezeq The Israel Telecommunication Corp. Ltd.	1,709,200	3,024,006
CenturyLink, Inc.	396,778	16,176,639
Cincinnati Bell, Inc. (a)	818,814	2,914,978
Consolidated Communications Holdings, Inc. (d)	168,298	4,613,048
Frontier Communications Corp. (d)	670,083	4,724,085
General Communications, Inc. Class A (a)	40,796	495,671
Hawaiian Telcom Holdco, Inc. (a)(d)	79,965	2,079,090
IDT Corp. Class B	191,681	3,247,076
Telecom Italia SpA (a)(d)	1,130,500	1,273,327
Verizon Communications, Inc.	1,761,197	89,098,957
Windstream Holdings, Inc.	1,882	19,027
		167,986,201
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		257,591,529
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Ingram Micro, Inc. Class A (a)	38,100	1,045,083
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
EarthLink Holdings Corp.	3,600	15,804
Gogo, Inc. (a)(d)	112,800	1,784,496
Rackspace Hosting, Inc. (a)	42,300	1,941,993
		3,742,293

	Shares	Value
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	118,600	$ 3,305,382
MEDIA - 10.8%
Cable & Satellite - 10.8%
DIRECTV (a)	316,800	27,786,528
Liberty Global PLC Class C	100,636	5,023,749
Time Warner Cable, Inc.	83,500	12,464,880
		45,275,157
REAL ESTATE INVESTMENT TRUSTS - 3.0%
Office REITs - 0.7%
CyrusOne, Inc.	100,900	2,769,705
Specialized REITs - 2.3%
American Tower Corp.	92,490	9,712,375
TOTAL REAL ESTATE INVESTMENT TRUSTS		12,482,080
SOFTWARE - 0.8%
Application Software - 0.7%
Comverse, Inc. (a)	56,800	1,138,840
Interactive Intelligence Group, Inc. (a)	37,100	1,678,033
		2,816,873
Systems Software - 0.1%
Rovi Corp. (a)	29,600	659,488
TOTAL SOFTWARE		3,476,361
WIRELESS TELECOMMUNICATION SERVICES - 17.3%
Wireless Telecommunication Services - 17.3%
KDDI Corp.	56,100	3,593,349
Leap Wireless International, Inc. rights	400	1,008
Mobistar SA (a)	61,600	1,467,972
NTELOS Holdings Corp. (d)	90,825	762,930
RingCentral, Inc. (a)(d)	300,300	3,777,774
SBA Communications Corp. Class A (a)	126,956	15,446,737
Shenandoah Telecommunications Co.	78,126	2,314,873
Sprint Corp. (a)(d)	801,985	4,106,163
T-Mobile U.S., Inc. (a)	619,297	18,077,279
Telephone & Data Systems, Inc.	548,164	14,011,072
U.S. Cellular Corp. (a)	67,700	2,605,773
Vodafone Group PLC sponsored ADR	188,500	6,889,675
		73,054,605
TOTAL COMMON STOCKS (Cost $343,104,788)		402,020,392
Nonconvertible Preferred Stocks - 0.9%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR (d)	97,900	2,012,824
Nonconvertible Preferred Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
TIM Participacoes SA sponsored ADR	68,500	$ 1,667,975
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,922,640)		3,680,799
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.11% (b)	14,948,835	14,948,835
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,175,546	16,175,546
TOTAL MONEY MARKET FUNDS (Cost $31,124,381)		31,124,381
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $378,151,809)	436,825,572
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(15,813,127)
NET ASSETS - 100%	$ 421,012,445
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,386
Fidelity Securities Lending Cash Central Fund	158,145
Total	$ 163,531
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 402,020,392	$ 400,746,057	$ 1,273,327	$ 1,008
Nonconvertible Preferred Stocks	3,680,799	3,680,799	-	-
Money Market Funds	31,124,381	31,124,381	-	-
Total Investments in Securities:	$ 436,825,572	$ 435,551,237	$ 1,273,327	$ 1,008
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $381,580,058. Net unrealized appreciation aggregated $55,245,514, of which $64,407,239 related to appreciated investment securities and $9,161,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2014

1.810712.110

TEC-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Weifu High-Technology Co. Ltd. (B Shares)	80,200	$ 303,416
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
Tesla Motors, Inc. (a)(d)	176,956	43,269,281
CHEMICALS - 0.1%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	27,733	1,370,109
COMMUNICATIONS EQUIPMENT - 3.4%
Communications Equipment - 3.4%
BYD Electronic International Co. Ltd.	2,360,500	2,645,014
Cisco Systems, Inc.	697,700	19,284,428
Ixia (a)	596,476	6,185,456
Juniper Networks, Inc.	731,956	16,220,145
Palo Alto Networks, Inc. (a)	300	36,900
Procera Networks, Inc. (a)(d)	42,300	290,178
QUALCOMM, Inc.	193,000	14,069,700
Radware Ltd. (a)	562,263	11,391,448
Riverbed Technology, Inc. (a)	715,094	14,784,568
Sandvine Corp. (U.K.) (a)	2,212	5,571
Spirent Communications PLC	8,778,232	9,214,194
		94,127,602
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	877,200	740,342
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
LifeLock, Inc. (a)(d)	157,600	2,601,976
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	844,900	6,573,322
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	38,900	5,375,980
Lumenpulse, Inc. (a)	40,300	589,962
OSRAM Licht AG	130,735	5,429,585
		11,395,527
Heavy Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	635,000	7,630,270
TOTAL ELECTRICAL EQUIPMENT		19,025,797
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 3.0%
Alps Electric Co. Ltd.	709,600	14,190,207
Delta Electronics, Inc.	407,000	2,405,794
Iljin Materials Co. Ltd. (a)	21,280	153,300

	Shares	Value
Iriso Electronics Co. Ltd.	4,600	$ 243,339
Japan Aviation Electronics Industry Ltd.	14,000	311,924
Largan Precision Co. Ltd.	34,000	2,563,242
Ledlink Optics, Inc.	1,493,252	2,185,428
OMRON Corp.	284,300	13,219,357
Partron Co. Ltd.	160,996	1,525,679
Samsung Electro-Mechanics Co. Ltd.	197,173	10,768,287
Samsung SDI Co. Ltd.	104,144	12,535,298
Sunny Optical Technology Group Co. Ltd.	2,297,000	4,057,754
TDK Corp.	24,200	1,457,524
Universal Display Corp. (a)(d)	178,784	4,959,468
Yageo Corp.	7,353,217	11,970,353
Yaskawa Electric Corp.	1,900	24,647
		82,571,601
Electronic Equipment & Instruments - 1.2%
Chroma ATE, Inc.	3,929,644	10,384,410
Cognex Corp. (a)	62,900	2,560,659
FEI Co.	8,700	745,068
PAX Global Technology Ltd. (a)	2,476,000	2,723,353
Posiflex Technologies, Inc.	225,205	1,053,567
TPK Holding Co. Ltd.	2,438,000	15,335,895
		32,802,952
Electronic Manufacturing Services - 1.7%
AIC, Inc.	188,000	766,602
Merry Electronics Co. Ltd.	301,000	999,029
TE Connectivity Ltd.	140,126	8,996,089
Trimble Navigation Ltd. (a)	1,344,721	37,820,278
		48,581,998
Technology Distributors - 0.4%
Digital China Holdings Ltd. (H Shares)	10,884,000	10,132,811
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		174,089,362
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Intai Technology Corp.	967,000	4,982,375
PW Medtech Group Ltd. (a)	6,969,000	3,639,399
		8,621,774
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	6,500	161,395
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
athenahealth, Inc. (a)(d)	133,526	15,662,600
M3, Inc.	476,600	8,197,930
Medidata Solutions, Inc. (a)	405,000	17,297,550
		41,158,080
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Sony Corp. sponsored ADR	295,200	6,491,448
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 3.0%
Internet Retail - 3.0%
ASOS PLC (a)	6,400	$ 244,222
Ctrip.com International Ltd. sponsored ADR (a)	770,131	41,648,684
Groupon, Inc. Class A (a)	3,703,000	27,883,590
Jumei International Holding Ltd. sponsored ADR (d)	4,700	86,950
MySale Group PLC	42,200	126,559
priceline.com, Inc. (a)	100	116,019
Qunar Cayman Islands Ltd. sponsored ADR	86,300	2,250,704
Travelport Worldwide Ltd.	42,800	742,580
Vipshop Holdings Ltd. ADR (a)	123,120	2,814,523
zulily, Inc. Class A (d)	200,700	5,766,111
		81,679,942
INTERNET SOFTWARE & SERVICES - 28.5%
Internet Software & Services - 28.5%
21Vianet Group, Inc. ADR (a)(d)	390,200	7,343,564
58.com, Inc. ADR (d)	367,500	17,930,325
Addcn Technology Co. Ltd.	13,000	153,687
Alibaba Group Holding Ltd. sponsored ADR	2,300	256,772
Autohome, Inc. ADR Class A	5,581	241,211
Baidu.com, Inc. sponsored ADR (a)	273,500	67,037,585
ChannelAdvisor Corp. (a)	432,500	7,612,000
Constant Contact, Inc. (a)	78,700	2,571,916
Cornerstone OnDemand, Inc. (a)	493,386	15,674,873
Cvent, Inc. (a)	135,564	3,649,383
Demandware, Inc. (a)	199,474	11,170,544
E2open, Inc. (a)	435,745	2,932,564
eBay, Inc. (a)	500	27,440
eGain Communications Corp. (a)	129,600	666,144
Endurance International Group Holdings, Inc. (a)	1,124,120	18,682,874
Facebook, Inc. Class A (a)	2,052,474	159,477,230
Google, Inc.:
Class A (a)	228,603	125,521,335
Class C (a)	233,803	126,681,479
HomeAway, Inc. (a)	301	9,439
Just Dial Ltd.	9,985	257,088
Leju Holdings Ltd. ADR (d)	80,600	1,054,248
LinkedIn Corp. (a)	212,900	48,172,883
Marketo, Inc. (a)(d)	227,964	7,285,729
NAVER Corp.	72,541	49,260,739
NIC, Inc.	119,768	2,158,219
Opower, Inc.	151,233	2,354,698
Q2 Holdings, Inc. (a)	75,500	1,403,545
Rackspace Hosting, Inc. (a)	85,991	3,947,847
Rocket Internet AG (a)	35	2,463
SciQuest, Inc. (a)	99,542	1,484,171

	Shares	Value
SouFun Holdings Ltd. ADR	599,834	$ 5,242,549
TelecityGroup PLC	749,768	9,503,782
Textura Corp. (a)	446,891	10,707,508
Trulia, Inc. (a)	4,500	228,735
Twitter, Inc.	848,800	35,428,912
Web.com Group, Inc. (a)	383,898	6,514,749
Yandex NV (a)	92,800	2,312,576
Yelp, Inc. (a)(d)	542,824	30,989,822
		785,950,628
IT SERVICES - 7.8%
Data Processing & Outsourced Services - 6.6%
DST Systems, Inc.	100,380	9,962,715
Euronet Worldwide, Inc. (a)	73,801	4,285,624
Fidelity National Information Services, Inc.	1,025,568	62,754,506
Global Payments, Inc.	20,600	1,779,016
MasterCard, Inc. Class A	320,300	27,958,987
NETELLER PLC (a)	1,465,403	8,881,163
Total System Services, Inc.	618,099	20,391,086
Vantiv, Inc. (a)	410,300	13,843,522
Visa, Inc. Class A	127,900	33,022,501
		182,879,120
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	250,812	13,541,340
EPAM Systems, Inc. (a)	94,105	4,802,178
Leidos Holdings, Inc.	7,600	307,116
Science Applications International Corp.	57,900	2,931,477
Teradata Corp. (a)	15,700	708,698
Unisys Corp. (a)	265,500	7,094,160
Virtusa Corp. (a)	49,000	1,963,430
		31,348,399
TOTAL IT SERVICES		214,227,519
LEISURE PRODUCTS - 1.0%
Leisure Products - 1.0%
Sega Sammy Holdings, Inc.	1,909,800	26,302,683
MEDIA - 0.4%
Advertising - 0.0%
iCar Asia Ltd. (a)	369,039	321,866
Cable & Satellite - 0.4%
Naspers Ltd. Class N	82,102	10,630,577
Publishing - 0.0%
NEXT Co. Ltd.	97,500	670,998
TOTAL MEDIA		11,623,441
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	8,400	308,700
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Human Resource & Employment Services - continued
Paylocity Holding Corp. (a)(d)	109,228	$ 3,177,443
WageWorks, Inc. (a)	120,700	7,051,294
		10,537,437
Research & Consulting Services - 0.5%
ICF International, Inc. (a)	61,500	2,384,970
Verisk Analytics, Inc. (a)	210,100	13,021,998
		15,406,968
TOTAL PROFESSIONAL SERVICES		25,944,405
ROAD & RAIL - 0.1%
Trucking - 0.1%
eHi Car Service Co. Ltd. sponsored ADR	207,800	2,493,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
Semiconductor Equipment - 0.6%
Nanometrics, Inc. (a)	21,591	320,410
Rubicon Technology, Inc. (a)(d)	1,118,915	5,751,223
SMA Solar Technology AG (a)(d)	106,937	2,810,338
SunEdison, Inc. (a)	148,000	3,204,200
Tessera Technologies, Inc.	520	17,774
Ultratech, Inc. (a)	222,400	4,330,128
Wonik IPS Co. Ltd. (a)	147,140	1,856,961
		18,291,034
Semiconductors - 5.5%
Atmel Corp. (a)	257,700	2,038,407
Audience, Inc. (a)	499,900	1,739,652
Broadcom Corp. Class A	97,619	4,210,307
Cree, Inc. (a)	199,718	7,257,752
Duksan Hi-Metal Co. Ltd. (a)	136,722	1,547,407
EPISTAR Corp.	3,276,000	6,026,834
Everlight Electronics Co. Ltd.	2,204,000	4,528,426
First Solar, Inc. (a)	53,100	2,591,280
Freescale Semiconductor, Inc. (a)	432,836	9,388,213
Genesis Photonics, Inc. (a)	5,306,208	2,448,835
Himax Technologies, Inc. sponsored ADR	461,500	3,147,430
Hua Hong Semiconductor Ltd. (a)	6,848,000	9,942,746
Intermolecular, Inc. (a)	837,612	1,809,242
Intersil Corp. Class A	153,089	2,006,997
Lextar Electronics Corp.	810,000	720,752
M/A-COM Technology Solutions Holdings, Inc. (a)	109,800	2,726,334
MagnaChip Semiconductor Corp. (a)	295,035	3,593,526
Melexis NV	58,167	2,694,209
Mellanox Technologies Ltd. (a)(d)	329,722	14,062,643
Micrel, Inc.	104,100	1,358,505
Micron Technology, Inc. (a)	8,300	298,385
Microsemi Corp. (a)	106,100	2,885,920
Monolithic Power Systems, Inc.	214,295	10,314,018
NXP Semiconductors NV (a)	60,787	4,729,836
On-Bright Electronics, Inc.	189,000	1,018,611
PixArt Imaging, Inc.	41,000	84,759

	Shares	Value
PMC-Sierra, Inc. (a)	367,900	$ 2,998,385
Power Integrations, Inc.	52,800	2,648,448
Radiant Opto-Electronics Corp.	996,000	3,195,566
RF Micro Devices, Inc. (a)	268,358	3,920,710
Sanken Electric Co. Ltd.	302,000	2,564,259
Semiconductor Manufacturing International Corp. (a)	80,749,000	8,347,476
Semtech Corp. (a)	60,300	1,535,238
Seoul Semiconductor Co. Ltd.	513,330	8,207,526
Silicon Laboratories, Inc. (a)	57,500	2,607,625
Spansion, Inc. Class A (a)	114,500	2,675,865
SunEdison Semiconductor Ltd.	58,862	1,106,606
TriQuint Semiconductor, Inc. (a)	325,600	7,934,872
YoungTek Electronics Corp.	866	1,656
		150,915,258
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		169,206,292
SOFTWARE - 16.2%
Application Software - 10.1%
Adobe Systems, Inc. (a)	923,039	68,009,514
ANSYS, Inc. (a)	33,514	2,799,089
Aspen Technology, Inc. (a)	213,571	8,060,170
Autodesk, Inc. (a)	277,200	17,186,400
Callidus Software, Inc. (a)	102,500	1,636,925
Citrix Systems, Inc. (a)	291,207	19,309,936
Guidewire Software, Inc. (a)	411	20,743
Informatica Corp. (a)	440,500	16,025,390
Interactive Intelligence Group, Inc. (a)	275,390	12,455,890
Intuit, Inc.	346,100	32,488,407
Jive Software, Inc. (a)	103,646	611,511
Kingdee International Software Group Co. Ltd. (a)	40,297,600	13,198,273
Linx SA	53,600	1,206,823
MicroStrategy, Inc. Class A (a)	118,245	20,307,396
Mobileye NV (a)	100	4,408
Open Text Corp.	4,700	278,178
PROS Holdings, Inc. (a)	33,400	955,240
Qlik Technologies, Inc. (a)	385,400	11,881,882
salesforce.com, Inc. (a)	759,792	45,488,747
SolarWinds, Inc. (a)	29,236	1,517,933
Splunk, Inc. (a)	40,317	2,705,271
Ultimate Software Group, Inc. (a)	117	17,227
Workday, Inc. Class A (a)	2,546	221,629
Yodlee, inc.	20,500	242,515
Zendesk, Inc. (d)	80,675	1,916,838
		278,546,335
Home Entertainment Software - 1.3%
Activision Blizzard, Inc.	527,400	11,418,210
Nintendo Co. Ltd.	160,800	18,637,982
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
Nintendo Co. Ltd. ADR	58,100	$ 842,450
Ourgame International Holdings Ltd.	6,751,000	3,360,157
		34,258,799
Systems Software - 4.8%
Allot Communications Ltd. (a)(d)	528,072	4,990,280
CommVault Systems, Inc. (a)	44,500	2,104,850
Fleetmatics Group PLC (a)	782,630	27,540,750
Imperva, Inc. (a)	22,861	972,507
Infoblox, Inc. (a)	1,700	30,600
NetSuite, Inc. (a)(d)	250,484	26,488,683
Oracle Corp.	509,400	21,603,654
Progress Software Corp. (a)	105,100	2,710,529
Red Hat, Inc. (a)	532,312	33,083,191
ServiceNow, Inc. (a)	199,450	12,756,822
Tableau Software, Inc. (a)	6,000	503,280
		132,785,146
TOTAL SOFTWARE		445,590,280
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 18.6%
Technology Hardware, Storage & Peripherals - 18.6%
Apple, Inc.	3,288,597	391,112,845
BlackBerry Ltd. (a)(d)	2,700	28,053
Cray, Inc. (a)	322,884	10,842,445
EMC Corp.	900	27,315
Hewlett-Packard Co.	1,207,100	47,149,326
Lite-On Technology Corp.	5,048,300	5,984,099
NEC Corp.	3,991,000	12,539,637
Nimble Storage, Inc. (d)	9,400	247,878
Samsung Electronics Co. Ltd.	34,959	40,414,121
Silicon Graphics International Corp. (a)	439,166	4,220,385
Stratasys Ltd. (a)	300	30,591
		512,596,695
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	658,700	8,286,446
TOTAL COMMON STOCKS (Cost $2,262,854,373)		2,682,435,835
Convertible Preferred Stocks - 0.7%

INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. 8.00% (e)	128,924	17,181,701

	Shares	Value
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Nutanix, Inc. Series E (e)	72,872	$ 976,230
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,976,248)		18,157,931
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.11% (b)	80,307,780	80,307,780
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	93,581,500	93,581,500
TOTAL MONEY MARKET FUNDS (Cost $173,889,280)		173,889,280
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $2,445,719,901)		2,874,483,046
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(118,373,951)
NET ASSETS - 100%		$ 2,756,109,095
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,157,931 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nutanix, Inc. Series E	8/26/14	$ 976,230
Uber Technologies, Inc. 8.00%	6/6/14	$ 8,000,018
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,836
Fidelity Securities Lending Cash Central Fund	796,411
Total	$ 858,247
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,682,435,835	$ 2,596,538,097	$ 85,897,738	$ -
Convertible Preferred Stocks	18,157,931	-	-	18,157,931
Money Market Funds	173,889,280	173,889,280	-	-
Total Investments in Securities:	$ 2,874,483,046	$ 2,770,427,377	$ 85,897,738	$ 18,157,931

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 34,950,441
Level 2 to Level 1	$ 12,000,068
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $2,456,577,870. Net unrealized appreciation aggregated $417,905,176, of which $544,189,372 related to appreciated investment securities and $126,284,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2014

1.810722.110

TRN-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp.	22,800	$ 2,509,824
AIR FREIGHT & LOGISTICS - 21.0%
Air Freight & Logistics - 21.0%
Atlas Air Worldwide Holdings, Inc. (a)	50,200	2,291,630
C.H. Robinson Worldwide, Inc.	180,196	13,287,653
Expeditors International of Washington, Inc.	276,000	12,922,320
FedEx Corp.	290,300	51,725,654
Hub Group, Inc. Class A (a)	288,500	10,853,370
Park-Ohio Holdings Corp.	77,570	4,357,107
United Parcel Service, Inc. Class B	1,168,700	128,463,504
		223,901,238
AIRLINES - 26.2%
Airlines - 26.2%
Alaska Air Group, Inc.	152,100	8,978,463
American Airlines Group, Inc.	1,349,400	65,486,382
Delta Air Lines, Inc.	1,533,002	71,545,203
JetBlue Airways Corp. (a)(d)	1,023,000	14,966,490
Southwest Airlines Co.	1,013,600	42,388,752
Spirit Airlines, Inc. (a)	293,359	24,257,856
United Continental Holdings, Inc. (a)	837,136	51,257,837
Virgin America, Inc.	16,800	633,024
		279,514,007
MACHINERY - 1.0%
Construction Machinery & Heavy Trucks - 0.7%
ASL Marine Holdings Ltd.	1,319,200	490,597
Conrad Industries, Inc.	131,700	4,339,515
Supreme Industries, Inc. Class A	434,761	3,112,889
		7,943,001
Industrial Machinery - 0.3%
Columbus McKinnon Corp. (NY Shares)	69,600	1,859,016
Global Brass & Copper Holdings, Inc.	94,200	1,153,950
		3,012,966
TOTAL MACHINERY		10,955,967
MARINE - 1.6%
Marine - 1.6%
Diana Shipping, Inc. (a)	23,600	176,528
Kirby Corp. (a)	174,700	16,795,658
		16,972,186
OIL, GAS & CONSUMABLE FUELS - 0.9%
Oil & Gas Storage & Transport - 0.9%
Scorpio Tankers, Inc.	1,207,633	9,962,972
ROAD & RAIL - 45.1%
Railroads - 27.8%
CSX Corp.	1,687,719	61,584,866

	Shares	Value
Norfolk Southern Corp.	413,800	$ 46,196,632
Union Pacific Corp.	1,615,895	188,688,059
		296,469,557
Trucking - 17.3%
ArcBest Corp.	245,400	10,655,268
Con-way, Inc.	455,500	22,565,470
Hertz Global Holdings, Inc. (a)	1,273,700	30,237,638
J.B. Hunt Transport Services, Inc.	73,800	6,090,714
Landstar System, Inc.	191,500	15,392,770
Marten Transport Ltd.	518,000	11,137,000
Quality Distribution, Inc. (a)	46,126	556,741
Roadrunner Transportation Systems, Inc. (a)	156,200	3,516,062
Ryder System, Inc.	229,100	21,883,632
Saia, Inc. (a)	188,500	10,456,095
Swift Transporation Co. (a)	1,060,900	30,840,363
Universal Truckload Services, Inc.	29,589	812,514
Werner Enterprises, Inc.	341,500	10,593,330
YRC Worldwide, Inc. (a)(d)	412,100	9,894,521
		184,632,118
TOTAL ROAD & RAIL		481,101,675
TRANSPORTATION INFRASTRUCTURE - 0.1%
Airport Services - 0.1%
Macquarie Infrastructure Co. LLC	15,500	1,089,650
TOTAL COMMON STOCKS (Cost $771,934,995)		1,026,007,519
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.11% (b)	43,881,702	43,881,702
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,096,400	11,096,400
TOTAL MONEY MARKET FUNDS (Cost $54,978,102)		54,978,102
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $826,913,097)		1,080,985,621
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(12,815,457)
NET ASSETS - 100%		$ 1,068,170,164
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,230
Fidelity Securities Lending Cash Central Fund	55,839
Total	$ 73,069
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $831,033,185. Net unrealized appreciation aggregated $249,952,436, of which $260,495,321 related to appreciated investment securities and $10,542,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

November 30, 2014

1.810724.110

UTI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Abengoa SA Class B (d)	4,367,300	$ 11,083,690
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
Alternative Carriers - 1.5%
Cogent Communications Group, Inc.	126,300	4,473,546
Level 3 Communications, Inc. (a)	223,511	11,175,550
		15,649,096
ELECTRIC UTILITIES - 37.9%
Electric Utilities - 37.9%
Edison International	569,612	36,204,539
Exelon Corp.	2,315,400	83,748,018
FirstEnergy Corp.	968,200	35,707,216
ITC Holdings Corp.	425,047	16,147,536
NextEra Energy, Inc.	1,160,285	121,122,149
NRG Yield, Inc. Class A (d)	325,691	15,434,496
OGE Energy Corp.	833,985	29,764,925
PPL Corp.	1,414,942	50,272,889
		388,401,768
GAS UTILITIES - 0.4%
Gas Utilities - 0.4%
National Fuel Gas Co.	62,200	4,308,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Renewable Electricity - 0.3%
Abengoa Yield PLC	115,931	3,269,254
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.2%
Independent Power Producers & Energy Traders - 12.2%
Black Hills Corp.	106,427	5,748,122
Calpine Corp. (a)	1,788,637	41,067,106
Dynegy, Inc. (a)	439,937	14,583,912
NRG Energy, Inc.	1,059,522	33,120,658
The AES Corp.	2,171,339	30,116,472
		124,636,270
MEDIA - 2.4%
Cable & Satellite - 2.4%
DISH Network Corp. Class A (a)	191,500	15,207,015
Liberty Global PLC Class A (a)	181,700	9,446,583
		24,653,598
MULTI-UTILITIES - 30.6%
Multi-Utilities - 30.6%
Dominion Resources, Inc.	1,469,412	106,605,841
MDU Resources Group, Inc.	454,190	11,136,739
NiSource, Inc.	1,103,423	46,167,218
PG&E Corp.	987,237	49,855,469
Sempra Energy	899,051	100,450,968
		314,216,235

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 9.3%
Oil & Gas Exploration & Production - 0.5%
EQT Corp.	54,700	$ 4,976,606
Oil & Gas Storage & Transport - 8.8%
Boardwalk Pipeline Partners, LP	147,600	2,435,400
Cheniere Energy Partners LP Holdings LLC	916,950	19,732,764
Cheniere Energy, Inc. (a)	149,749	9,881,937
Energy Transfer Equity LP	575,317	34,168,077
Kinder Morgan Holding Co. LLC (d)	268,300	11,094,205
Plains GP Holdings LP Class A	513,550	13,342,029
		90,654,412
TOTAL OIL, GAS & CONSUMABLE FUELS		95,631,018
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Specialized REITs - 1.6%
Crown Castle International Corp.	190,900	15,861,881
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	190,700	5,566,533
Telephone & Data Systems, Inc.	511,886	13,083,806
		18,650,339
TOTAL COMMON STOCKS (Cost $877,137,641)		1,016,361,743
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	7,691,862	7,691,862
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,562,043	25,562,043
TOTAL MONEY MARKET FUNDS (Cost $33,253,905)		33,253,905
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $910,391,546)		1,049,615,648
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(24,150,588)
NET ASSETS - 100%		$ 1,025,465,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,271
Fidelity Securities Lending Cash Central Fund	20,675
Total	$ 32,946
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $911,588,062. Net unrealized appreciation aggregated $138,027,586, of which $146,031,567 related to appreciated investment securities and $8,003,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2014

1.810672.110

HOU-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BUILDING PRODUCTS - 6.1%
Building Products - 6.1%
A.O. Smith Corp.	166,100	$ 8,957,773
Fortune Brands Home & Security, Inc.	226,400	10,169,888
Masco Corp.	119,100	2,882,220
		22,009,881
CONSTRUCTION & ENGINEERING - 9.6%
Construction & Engineering - 9.6%
AECOM Technology Corp. (a)	378,116	12,103,487
Dycom Industries, Inc. (a)	97,500	2,982,525
Jacobs Engineering Group, Inc. (a)	144,850	6,728,283
MasTec, Inc. (a)	57,300	1,380,930
Quanta Services, Inc. (a)	266,800	8,137,400
Tutor Perini Corp. (a)	139,061	3,511,290
		34,843,915
CONSTRUCTION MATERIALS - 7.7%
Construction Materials - 7.7%
CEMEX S.A.B. de CV sponsored ADR	184,000	2,301,840
Eagle Materials, Inc.	122,900	10,125,731
Martin Marietta Materials, Inc.	47,700	5,725,908
Vulcan Materials Co.	148,065	9,787,097
		27,940,576
HOUSEHOLD DURABLES - 16.7%
Homebuilding - 16.3%
D.R. Horton, Inc.	364,900	9,301,301
Hovnanian Enterprises, Inc. Class A (a)(d)	420,900	1,809,870
KB Home (d)	629,401	11,058,576
Lennar Corp. Class A (d)	228,428	10,790,939
LGI Homes, Inc. (d)	150,553	2,405,837
PulteGroup, Inc.	553,000	11,961,390
Taylor Morrison Home Corp. (a)	350,565	6,779,927
William Lyon Homes, Inc. (a)	235,805	4,852,867
		58,960,707
Household Appliances - 0.4%
Whirlpool Corp.	8,400	1,563,828
TOTAL HOUSEHOLD DURABLES		60,524,535
PAPER & FOREST PRODUCTS - 0.4%
Forest Products - 0.4%
Boise Cascade Co. (a)	41,988	1,498,552
REAL ESTATE INVESTMENT TRUSTS - 16.1%
Diversified REITs - 0.8%
American Realty Capital Properties, Inc.	315,600	2,966,640
Residential REITs - 15.3%
American Campus Communities, Inc.	238,654	9,546,160
American Homes 4 Rent Class A	314,685	5,412,582
AvalonBay Communities, Inc.	35,559	5,717,532

	Shares	Value
Essex Property Trust, Inc.	68,488	$ 13,862,656
Mid-America Apartment Communities, Inc.	82,665	6,089,104
UDR, Inc.	488,300	15,029,874
		55,657,908
TOTAL REAL ESTATE INVESTMENT TRUSTS		58,624,548
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
Diversified Real Estate Activities - 0.5%
Countrywide PLC	280,427	1,876,508
Real Estate Operating Companies - 2.4%
Forest City Enterprises, Inc. Class A (a)	402,900	8,698,611
Real Estate Services - 1.1%
Realogy Holdings Corp. (a)	86,600	3,985,332
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		14,560,451
SPECIALTY RETAIL - 36.8%
Home Improvement Retail - 36.3%
Home Depot, Inc.	878,901	87,362,756
Lowe's Companies, Inc.	608,434	38,836,342
Lumber Liquidators Holdings, Inc. (a)(d)	88,700	5,640,433
		131,839,531
Homefurnishing Retail - 0.5%
Restoration Hardware Holdings, Inc. (a)	19,433	1,641,506
TOTAL SPECIALTY RETAIL		133,481,037
TOTAL COMMON STOCKS (Cost $247,592,338)		353,483,495
Convertible Preferred Stocks - 1.2%

HOUSEHOLD DURABLES - 1.2%
Homebuilding - 1.2%
Blu Homes, Inc. Series A, 5.00% (a)(e) (Cost $4,000,001)	865,801	4,225,109
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	10,962,283	$ 10,962,283
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,339,700	20,339,700
TOTAL MONEY MARKET FUNDS (Cost $31,301,983)		31,301,983
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $282,894,322)		389,010,587
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(26,269,489)
NET ASSETS - 100%		$ 362,741,098
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,225,109 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,718
Fidelity Securities Lending Cash Central Fund	22,075
Total	$ 23,793
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 353,483,495	$ 353,483,495	$ -	$ -
Convertible Preferred Stocks	4,225,109	-	-	4,225,109
Money Market Funds	31,301,983	31,301,983	-	-
Total Investments in Securities:	$ 389,010,587	$ 384,785,478	$ -	$ 4,225,109
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 4,000,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	225,108
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,225,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2014	$ 225,108

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $283,786,519. Net unrealized appreciation aggregated $105,224,068, of which $107,145,031 related to appreciated investment securities and $1,920,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs.
Asset Type	Fair Value at 11/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$ 4,225,109	Market Comparable	Discount rate P/E Multiple	20.0% 10.5	Decrease Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015